  As filed with the Securities and Exchange Commission on April 24, 1997

                                                     Registration No. 33-25990
------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION

                             Washington, DC 20549

                                   FORM N-4
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        Post-Effective Amendment No. 14

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               Amendment No. 26
                       (Check appropriate box or boxes.)

                  LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C
                  -------------------------------------------
                          (Exact Name of Registrant)


                    LINCOLN NATIONAL LIFE INSURANCE COMPANY
                  -------------------------------------------
                              (Name of Depositor)

                           1300 South Clinton Street
                           Fort Wayne, Indiana 46802
                  -------------------------------------------
        (Address of Depositor's Principal Executive Offices) (Zip Code)
       Depositor's Telephone Number, including Area Code: (219)455-2000


                             Jack D. Hunter, Esq.
                             200 East Berry Street
                           Fort Wayne, Indiana 46802
                          Telephone No. (219)455-2000
                  -------------------------------------------
                    (Name and Address of Agent for Service)


        Copies of all communications to Freedman, Levy, Kroll & Simonds
                   1050 Connecticut Avenue, N.W., Suite 825
                               Washington, D.C.
                        Attention: Gary O. Cohen, Esq.

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 of the Investment Company Act of 1940. Pursuant to Rule 24f-2(b)(1), the Registrant filed a Rule 24f-2 Notice for the last fiscal year (1996) on February 28, 1997.

  It is proposed that this filing will become effective:

  ----- immediately upon filing pursuant to paragraph (b) of Rule 485
    X   on 5/1/97 pursuant to paragraph (b) of Rule 485
  -----
  ----- 60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485
  -----

                                   ACCOUNT C
              CROSS REFERENCE SHEET TO ITEMS REQUIRED BY FORM N-4

N-4 ITEM                CAPTION IN PROSPECTUS (PART A)
--------                ------------------------------
1.                      Cover Page

2.                      Special Terms

3.(a)                   Expense Table
  (b)                   Not Applicable
  (c)                   Not Applicable
  (d)                   For Your Information

4.(a)                   Condensed Financial Information
  (b)                   Condensed Financial Information
  (c)                   Financial Statements

5.(a)                   Cover Page; Lincoln National Life
                          Insurance Company
  (b)                   Cover Page; Variable Annuity Account;
                          Investments of the Variable Annuity
                          Account
  (c)                   Investments of the Variable Account
  (d)                   Cover Page
  (e)                   Voting Rights
  (f)                   Not Applicable

6.(a)                   For Your Information; Charges and
                          Other Deductions
  (b)                   Charges and Other Deductions
  (c)                   Charges and Other Deductions
  (d)                   Charges and Other Deductions
  (e)                   Charges and Other Deductions
  (f)                   Charges and Other Deductions

7.(a)                   The Contracts; Investments of the Variable
                          Account; Annuity Payments; Voting Rights;
                          Return Privilege
  (b)                   Investments of the Variable Account;
                          The Contracts; Cover Page
  (c)                   The Contracts
  (d)                   The Contracts

              CROSS REFERENCE SHEET TO ITEMS REQUIRED BY FORM N-4

N-4 ITEM                CAPTION IN PROSPECTUS (PART A)
--------                ------------------------------
1.                      Cover Page
8. (a)                  Annuity Payments
   (b)                  Annuity Payments
   (c)                  Annuity Payments
   (d)                  Annuity Payments
   (e)                  Cover Page; Annuity Payments
   (f)                  The Contracts; Annuity Payments

9. (a)                  The Contracts; Annuity Payments
   (b)                  The Contracts; Annuity Payments

10.(a)                  The Contracts; Cover Page; Charges
                          and Other Deductions
   (b)                  The Contracts; Investments of the
                          Variable Account
   (c)                  The Contracts
   (d)                  Distribution of the Contracts

11.(a)                  The Contracts
   (b)                  Restrictions Under the Texas
                        Optional Retirement Program
   (c)                  The Contracts
   (d)                  The Contracts
   (e)                  Return Privilege

12.(a)                  Federal Tax Status
   (b)                  Cover Page; Federal Tax Status
   (c)                  Federal Tax Status

13.

14.                     Table of Contents to the Statement
                          of Additional Information (SAI)
                          for Lincoln National Variable
                          Annuity Account C

              CROSS REFERENCE SHEET TO ITEMS REQUIRED BY FORM N-4

                        CAPTION IN STATEMENT OF ADDITIONAL
                        ----------------------------------
N-4 ITEM                INFORMATION (PART B)
--------                --------------------
15.                     Cover Page for Part B

16.                     Cover Page for Part B

17.(a)                  Not Applicable
   (b)                  Not Applicable
   (c)                  General Information and History
                        of Lincoln National Life
                        Insurance Co. (Lincoln Life)

18.(a)                  Not Applicable
   (b)                  Not Applicable
   (c)                  Services
   (d)                  Not Applicable
   (e)                  Not Applicable
   (f)                  Services

19.(a)                  Purchase of Securities Being
                        Offered
   (b)                  Not Applicable

20.(a)                  Underwriters
   (b)                  Underwriters
   (c)                  Underwriters
   (d)                  Underwriters

21.                     Calculation of Performance Data

22. 22.                 Annuity Payouts

23.(a)                  Financial Statements -- Lincoln
                          National Variable Annuity
                          Account C

   (b)                  Consolidated Financial Statements --
                          Lincoln National Life
                          Insurance Co. (Lincoln Life)

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C
INDIVIDUAL VARIABLE ANNUITY CONTRACTS

issued by:
Lincoln National Life Insurance Co.
1300 South Clinton Street
Fort Wayne, Indiana 46802

                                   Account C

This Prospectus describes individual variable annuity contracts issued by Lincoln National Life Insurance Co. (Lincoln Life). They are for use with the following retirement plans qualified for special tax treatment (qualified contracts) under the Internal Revenue Code of 1986, as amended (the code):

1. Public school systems and 501(c)(3) tax-exempt organizations (403(b));
2. Qualified corporate employee pension and profit-sharing trusts and qualified annuity plans;
3. Corresponding plans of self-employed individuals (H.R. 10 or Keogh);
4. Individual retirement annuities (IRA);
5. Government deferred compensation plans (457); and
6. Simplified employee pension plans (SEP).
7. SIMPLE IRA (consult your representative as to the availability of this contract for SIMPLE IRAs).

The contracts described in this Prospectus are also offered to plans established by persons who are not entitled to participate in one of the previously mentioned plans (nonqualified contracts).

This Prospectus offers you, as contractowner, contracts of the following types:

1. Single premium deferred annuity;
2. Flexible premium deferred annuity (Multi Fund 2, 3 and 4); and
3. Periodic premium deferred annuity (Multi Fund 1).

The contracts offer you the accumulation of contract value and payment of periodic annuity benefits. These benefits may be paid on a variable or fixed basis or a combination of both. Benefits start at an annuity commencement date which you select. If the annuitant dies before the annuity commencement date, a death benefit will be paid to the beneficiary.

The minimum initial purchase payment for each of the three types of contract is:

1. Single premium deferred contract: $1,000 for IRAs and SEPs; $3,000 for all others;
2. Flexible premium deferred contract: $1,000 for IRAs and SEPs; $3,000 for all others (subsequent purchase payments: $100); and
3. Periodic premium deferred contract: $600 per contract year (minimum $25 per purchase payment).

All investments (purchase payments) for benefits on a variable basis will be placed in Lincoln National Variable Annuity Account C (variable annuity account [VAA]). The VAA is a segregated investment account of Lincoln Life, which is the Depositor. Based upon your instructions, the VAA invests purchase payments (at net asset value) in specified mutual funds (the fund or funds and series). Both the value of a contract before the annuity commencement date and the amount of payouts afterward will depend upon the investment performance of the fund(s) or series selected. Investments in these funds and series are neither insured nor guaranteed by the U.S. Government or by any other person or entity.

Purchase payments for benefits on a fixed basis will be placed in the fixed side of the contract, which is part of our general account. However, this Prospectus deals only with those elements of the contracts relating to the VAA, except where reference to the fixed side is made.

We may not offer a contract continuously or in every state. THE MULTI FUND 4 CONTRACT AND THE ENHANCED GUARANTEED MINIMUM DEATH BENEFIT ARE EXPECTED TO BE AVAILABLE AFTER JUNE 1997. PLEASE CONSULT YOUR REPRESENTATIVE AS TO THE AVAILABILITY IN YOUR STATE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC) NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This Prospectus details the information regarding the VAA that you should know before investing. This Prospectus is printed in a booklet that also includes a current Prospectus for each of the following funds: Lincoln National Aggressive Growth Fund, Inc., Lincoln National Bond Fund, Inc., Lincoln National Capital Appreciation Fund, Inc., Lincoln National Equity-Income Fund, Inc., Lincoln National Global Asset Allocation Fund, Inc., Lincoln National Growth and Income Fund, Inc., Lincoln National International Fund, Inc., Lincoln National Managed Fund, Inc., Lincoln National Money Market Fund, Inc., Lincoln National Social Awareness Fund, Inc., and Lincoln National Special Opportunities Fund, Inc. and a current Prospectus for the Delaware Group Premium Fund, Inc., which contains information regarding the Equity/Income Series, Global Bond Series and the Emerging Growth Series. All Prospectuses should be read carefully and kept for future reference.

A statement of additional information (SAI), dated May 1, 1997, concerning the VAA has been filed with the SEC and is incorporated by this reference into this Prospectus. If you would like a free copy, write, Lincoln National Life Insurance Co., P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). A table of contents for the SAI appears on the last page of this Prospectus.

This Prospectus is dated May 1, 1997.

                                   Account C
FOR YOUR INFORMATION:
IF YOU SURRENDER YOUR CONTRACT OR WITHDRAW CONTRACT VALUE, A SURRENDER CHARGE OF UP TO 8% MAY BE DEDUCTED. THE AMOUNT OF THE SURRENDER CHARGE DEPENDS ON THE TYPE OF CONTRACT AND ITS DURATION. HOWEVER, NO SURRENDER CHARGE IS ASSESSED WHEN ANNUITY PAYOUTS BEGIN OR AT THE ANNUITANT'S DEATH. SEE CHARGES AND OTHER DEDUCTIONS.

TABLE OF CONTENTS

                                                                  Page
----------------------------------------------------------------------
Special terms                                                       3
----------------------------------------------------------------------
Expense tables                                                      4
----------------------------------------------------------------------
Condensed financial information for the variable annuity account    7
----------------------------------------------------------------------
Financial statements                                                9
----------------------------------------------------------------------
Lincoln National Life Insurance Co.                                 9
----------------------------------------------------------------------
Variable annuity account (VAA)                                      9
----------------------------------------------------------------------
Investments of the variable annuity account                         9
----------------------------------------------------------------------
Charges and other deductions                                      12
----------------------------------------------------------------------
The contracts                                                      14
----------------------------------------------------------------------
Annuity payouts                                                    18
----------------------------------------------------------------------

ALSO, YOU MAY BE SUBJECT TO A PENALTY TAX UNDER SECTION 72 (Q) OF THE CODE (SEE FEDERAL TAX STATUS) SHOULD YOU WITHDRAW CONTRACT VALUE OR SURRENDER THE CONTRACT BEFORE THE ANNUITY COMMENCEMENT DATE.

THESE CONTRACTS CONTAIN A FREE-LOOK PROVISION. SEE RETURN PRIVILEGE.

                                                          Page
--------------------------------------------------------------
Federal tax status                                        19
--------------------------------------------------------------
Voting rights                                             20
--------------------------------------------------------------
Distribution of the contracts                              21
--------------------------------------------------------------
Return privilege                                          21
--------------------------------------------------------------
State regulation                                          21
--------------------------------------------------------------
Restrictions under the Texas Optional Retirement Program  21
--------------------------------------------------------------
Records and reports                                       21
--------------------------------------------------------------
Other information                                         22
--------------------------------------------------------------
Statement of additional information
table of contents for VAA                                 22
--------------------------------------------------------------

                                   Account C
SPECIAL TERMS

(Throughout this Prospectus, in order to make the following documents more understandable to you, we have italicized the special terms.)

Account or variable annuity account (VAA) -- The segregated investment account, Account C, into which Lincoln Life sets aside and invests the assets for the variable annuity contracts offered in this Prospectus.

Accumulation unit -- A measure used to calculate contract value for the variable side of the contract before the annuity commencement date. See The contracts.

Advisor or investment advisor -- Lincoln Investment Management, Inc. (Lincoln Investment), which provides investment management services to each of the funds. See Investment advisor.

Annuitant -- The person upon whose life the annuity benefit payments made after the annuity commencement date will be based.

Annuity commencement date -- The valuation date when the funds or series are withdrawn or converted into annuity units or fixed dollar payout for payment of annuity benefits under the annuity payout option selected. For purposes of determining whether an event occurs before or after the annuity commencement date, the annuity commencement date is deemed to begin at the valuation period.

Annuity option -- One of the optional forms of payout of the annuity available within the contract. See Annuity payouts.

Annuity payout -- An amount paid after the annuity commencement date at regular intervals under one of several options available to the annuitant and/or any other payee. This amount may be paid on a variable or fixed basis, or a combination of both.

Annuity unit -- A measure used to calculate the amount of annuity payouts after the annuity commencement date. See Annuity payouts.

Beneficiary -- The person whom you designate to receive the death benefit, if any, in case of the annuitant's death.

Cash surrender value -- Upon surrender, the contract value less any applicable charges, fees, and taxes.

Code -- The Internal Revenue Code of 1986, as amended.

Contract (variable annuity contract) -- The agreement between you and us providing a variable annuity.

Contractowner (you, your owner) -- The person who has the ability to exercise the rights within the contract (decides on investment allocations, transfers, payout options; designates the beneficiary, etc.). Usually, but not always, the owner is also the annuitant.

Contract value -- At a given time, the total value of all accumulation units for a contract plus the value of the fixed side of the contract.

Contract year -- Each one-year period starting with the effective date of the contract and starting with each contract anniversary after that.

Death benefit -- The amount payable to your designated beneficiary if the annuitant dies before the annuity commencement date. See The contracts.

Enhanced Guaranteed Minimum Death Benefit (EGMDB)--The EGMDB is the greater of:
(1) the contract value at the end of the valuation period when the death claim is approved for payment by Lincoln Life or (2) the higher of:
a. the contract value at the end of the valuation period when the EGMDB becomes effective and;
b. the highest contract value at the end of the valuation period that includes any contract anniversary date up to and including age 75 following election of the EGMDB;

increased by purchase payments and decreased by any withdrawals, annuitizations, and premium taxes incurred after the contract anniversary or EGMDB effective date the highest contract value occurred. See The contracts.

Delaware Management -- Delaware Management Company, Inc.

Flexible premium deferred contract (Multi Fund 2, 3, and 4) -- An annuity contract with an initial purchase payment, allowing additional purchase payments to be made, and with annuity payouts beginning at a future date.

Fund -- Any of the eleven individual Lincoln National underlying investment options in which your purchase payments are invested.

Home office -- The headquarters of Lincoln National Life Insurance Co., located at 1300 South Clinton Street, Fort Wayne, Indiana 46802.

Lincoln Investment -- Lincoln Investment Management, Inc.

Lincoln Life (we, us, our) -- Lincoln National Life Insurance Co.

Lump sum -- A one-time purchase payment of $5,000 or more ($1,000 for IRAs and SEPs) made to a periodic premium deferred contract.

Periodic premium deferred contract (Multi Fund 1) -- An annuity contract with purchase payments due periodically and with annuity payouts beginning at a future date.

Purchase payments -- Amounts paid into the contract to purchase an annuity.

Qualified plan -- A retirement plan qualified for special tax treatment under the Code, as amended, including Sections 401, 403, 408 and 457.

Series -- Any of the three underlying portfolios of the Delaware Group Premium Fund, Inc., in which your purchase payments are invested.

Single premium deferred contract -- An annuity contract with a single purchase payment and with annuity payouts beginning at a future date.

Statement of additional information (SAI) -- A document required by the SEC to be provided upon request to a prospective purchaser of a contract, you. This free document gives more information about Lincoln Life, the VAA, and the variable annuity contract.

Subaccount -- That portion of the VAA that reflects investments in accumulation and annuity units of a particular fund and series. There is a separate subaccount which corresponds to each fund.

Surrender -- A contract right that allows you to terminate your contract and receive your cash surrender value. See The contracts.

Surrender charge -- The term that refers to what is known in the industry as a contingent deferred sales charge. See Charges and other deductions.

Valuation date -- Each day the New York Stock Exchange (NYSE) is open for trading.

Valuation period -- The period starting at the close of trading (currently 4:00 p.m. New York time) on each day that the NYSE is open for trading and ending at the close of such trading on the next valuation date.

Withdrawal -- A contract right that allows you to obtain a portion of your cash surrender value.

                                   Account C
EXPENSE TABLES

CONTRACTOWNER TRANSACTION EXPENSES-SINGLE PREMIUM AND PERIODIC PREMIUM DEFERRED
CONTRACTS:

  Surrender charge (as a percentage of contract value surrendered/withdrawn):7% (single premium)

                                          8% (periodic premium)

(Note: Upon the first withdrawal of contract value in any contract year, up to 15% of contract value may be withdrawn free of this charge.)

REDUCED SURRENDER CHARGES OVER TIME:

The surrender charge percentages listed above are the maximum percentages charged as a percentage of contract value withdrawn. The later a surrender/withdrawal occurs, the lower the surrender charge percentage applied, according to the following table:

Contract type      Contract year
-----------------------------------------------------------------
                     1    2   3   4   5   6   7   8   9  10  11+
Single premium       7%   6   5   4   3   2   1   0   0   0   0
Periodic premium     8%   8   8   8   8   4   4   4   4   4   0

--------------------------------------------------------------------------------

CONTRACTOWNER TRANSACTION EXPENSES-FLEXIBLE PREMIUM DEFERRED CONTRACT:

  Surrender charge (as a percentage of purchase payments
surrendered/withdrawn)    7% (flexible premium)

(Note: Upon the first withdrawal of purchase payments in any contract year, up to 15% of those purchase payments may be withdrawn free of this charge.)

REDUCED SURRENDER CHARGE OVER TIME:

The surrender charge percentage listed above is the maximum percentage charged as a percentage of purchase payments withdrawn. This charge is calculated separately for each contract year's purchase payments. The later a surrender/withdrawal occurs, the lower the surrender charge percentage applied, according to the following table:

                  Completed contract years between
                  date of
                  purchase payments and date of
Contract type     surrender/withdrawal
---------------------------------------------------
                  0     1   2   3   4   5   6   7+
Flexible premium  7%    6   5   4   3   2   1   0

ANNUAL CONTRACT FEE:

$-0-(single premium and flexible premium Multi Fund 3 and 4)

$25 (periodic and flexible premium Multi Fund 2) This fee is a single charge assessed against contract value on the last valuation date of each contract year and upon full surrender; it is NOT a separate charge for each subaccount.

VAA ANNUAL EXPENSES
(as a percentage of average account value for each subaccount)*:

                                            Contracts with EGMDB Contracts without EGMDB
Mortality and expense risk fees             1.00%                1.00%
EGMDB charge                                 .30                  --
                                            ----                 ----
 Total Account C annual expenses            1.30%                1.00%

*The VAA is divided into 14 separately-named subaccounts, each of which, in turn, invests purchase payments in its respective fund or series.

                                   Account C

ANNUAL EXPENSES OF THE FUNDS AND SERIES FOR THE YEAR ENDED 1996
(as a percentage of each fund's and series' average net assets):

                                     Management     Other        Total
                                     fees       +   expenses =   expenses
-----------------------------------------------------------------------------
 1. Aggressive Growth (AG)           .75%           .07%          .82%
-----------------------------------------------------------------------------
 2. Bond (B)                         .46            .05           .51
-----------------------------------------------------------------------------
 3. Capital Appreciation (CA)        .80            .13           .93
-----------------------------------------------------------------------------
 4. Equity-Income (EI)               .95            .13          1.08
-----------------------------------------------------------------------------
 5. Global Asset Allocation (GAA)    .73            .27          1.00
-----------------------------------------------------------------------------
 6. Growth and Income (GI)           .33            .03           .36
-----------------------------------------------------------------------------
 7. International (I)                .82            .37          1.19
-----------------------------------------------------------------------------
 8. Managed (M)                      .39            .04           .43
-----------------------------------------------------------------------------
 9. Money Market (MM)                .48            .09           .57
-----------------------------------------------------------------------------
10. Social Awareness (SA)            .42            .04           .46
-----------------------------------------------------------------------------
11. Special Opportunities (SO)       .40            .04           .44
-----------------------------------------------------------------------------
12. Delaware Emerging Growth (DEG)*  .70*           .10           .80
-----------------------------------------------------------------------------
13. Delaware Equity/Income (DE/I)*   .54*           .13           .67
-----------------------------------------------------------------------------
14. Delaware Global Bond (DGB)*      .36*           .44           .80

--------------------------------------------------------------------------------

*The investment advisors for these series currently voluntarily waive management fees to the extent necessary to maintain the series total expense ratio at a maximum of .80%. The management fees and total expenses, absent the waiver, would have been .75% and .85% for DEG, .60% and .73% for DE/I and .75% and 1.19% for DGB. Should they cease to waive those amounts in the future, these management fee percentages and total expenses may be higher in future years.

EXAMPLES
(reflecting expenses of the VAA, the funds and series):

If you surrender your contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:

          1 year                            3 years                            5 years                            10 years
                          Flexible                           Flexible                           Flexible
                 Flexible Multi-                    Flexible Multi-                    Flexible Multi-
                 Multi-   Fund                      Multi-   Fund                      Multi-   Fund
          Single Fund 2   3 & 4    Periodic Single  Fund 2   3 & 4    Periodic Single  Fund 2   3 & 4    Periodic Single
--------------------------------------------------------------------------------------------------------------------------
 1. AG    $91    $89      $89      $101     $112    $101     $107     $145     $134    $128     $129     $192     $214
--------------------------------------------------------------------------------------------------------------------------
 2. B      88     85       85        98      103      98       98      136      118     112      112      177      180
--------------------------------------------------------------------------------------------------------------------------
 3. CA     92     90       90       102      115     111      111      148      139     134      134      197      226
--------------------------------------------------------------------------------------------------------------------------
 4. EI     93     91       91       103      120     115      115      152      147     142      142      204      241
--------------------------------------------------------------------------------------------------------------------------
 5. GAA    92     90       90       103      117     113      113      150      143     138      138      200      233
--------------------------------------------------------------------------------------------------------------------------
 6. GI     86     84       84        97       99      93       93      132      110     104      105      170      164
--------------------------------------------------------------------------------------------------------------------------
 7. I      94     92       92       104      123     119      119      155      152     147      148      209      253
--------------------------------------------------------------------------------------------------------------------------
 8. M      87     85       85        97      101      95       95      134      114     108      108      173      172
--------------------------------------------------------------------------------------------------------------------------
 9. MM     88     86       86        99      105     100      100      138      121     116      116      180      187
--------------------------------------------------------------------------------------------------------------------------
10. SA     87     85       85        98      102      96       96      135      116     110      110      175      175
--------------------------------------------------------------------------------------------------------------------------
11. SO     87     85       85        98      101      96       96      134      115     109      109      174      173
--------------------------------------------------------------------------------------------------------------------------
12. DEG    91     88       88       101      112     107      107      144      133     127      128      191      212
--------------------------------------------------------------------------------------------------------------------------
13. DE/I   89     87       87       100      108     103      103      141      126     121      121      185      198
--------------------------------------------------------------------------------------------------------------------------
14. DGB    91     88       88       101      112     107      107      144      133     127      128      191      212
                   Flexible
          Flexible Multi-
          Multi-   Fund
          Fund 2   3 & 4    Periodic
--------------------------------------------------------------------------------------------------------------------------
 1. AG    $213     $214     $268
--------------------------------------------------------------------------------------------------------------------------
 2. B      180      180      236
--------------------------------------------------------------------------------------------------------------------------
 3. CA     225      226      225
--------------------------------------------------------------------------------------------------------------------------
 4. EI     241      241      294
--------------------------------------------------------------------------------------------------------------------------
 5. GAA    232      233      286
--------------------------------------------------------------------------------------------------------------------------
 6. GI     163      164      220
--------------------------------------------------------------------------------------------------------------------------
 7. I      252      253      304
--------------------------------------------------------------------------------------------------------------------------
 8. M      171      172      228
--------------------------------------------------------------------------------------------------------------------------
 9. MM     186      187      242
--------------------------------------------------------------------------------------------------------------------------
10. SA     174      175      231
--------------------------------------------------------------------------------------------------------------------------
11. SO     172      173      229
--------------------------------------------------------------------------------------------------------------------------
12. DEG    211      212      266
--------------------------------------------------------------------------------------------------------------------------
13. DE/I   197      198      252
--------------------------------------------------------------------------------------------------------------------------
14. DGB    211      212      266

--------------------------------------------------------------------------------

                                   Account C
If you do not surrender your contract, (whether single, flexible or periodic), or if you annuitize, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:

                              5 years            10 years
                         Single,            Single,
                         Flexible Periodic, Flexible Periodic,
                         Multi    Flexible  Multi    Flexible
                         Fund 3   Multi     Fund 3   Multi
          1 year 3 years and 4    Fund 2    and 4    Fund 2
--------------------------------------------------------------
 1. AG    $19    $57     $ 99     $ 98      $214     $213
--------------------------------------------------------------
 2. B      15     48       82       82       180      180
--------------------------------------------------------------
 3. CA     20     61      104      104       226      225
--------------------------------------------------------------
 4. EI     21     65      112      112       241      241
--------------------------------------------------------------
 5. GAA    20     63      108      108       233      232
--------------------------------------------------------------
 6. GI     14     43       75       74       164      163
--------------------------------------------------------------
 7. I      22     69      118      117       253      252
--------------------------------------------------------------
 8. M      15     45       78       78       172      171
--------------------------------------------------------------
 9. MM     16     50       86       86       187      186
--------------------------------------------------------------
10. SA     15     46       80       80       175      174
--------------------------------------------------------------
11. SO     15     46       79       79       173      172
--------------------------------------------------------------
12. DEG    18     57       98       97       212      211
--------------------------------------------------------------
13. DE/I   17     53       91       91       198      197
--------------------------------------------------------------
14. DGB    18     57       98       97       212      211

--------------------------------------------------------------------------------

This table is provided to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The table reflects expenses of the VAA, the 11 funds and the three series for the year ended December 31, 1996. For more complete descriptions of the various costs and expenses involved, see Charges and other deductions in this Prospectus, and Management of the funds in the Appendix to the funds' Prospectuses and the Prospectus for Delaware Group Premium Fund, Inc. Premium taxes may also be applicable, although they do not appear in the table. In addition, we reserve the right to impose a charge on transfers between subaccounts as well as to and from the fixed account, although we do not currently do so. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. This table is unaudited.

These examples reflect expenses assuming that the EGMDB is NOT in effect. If the EGMDB is in effect, these examples will be higher.

CONDENSED FINANCIAL INFORMATION FOR THE VAA

                                   Account C

ACCUMULATION UNIT VALUES
The following information relating to accumulation unit values and number of accumulation units for each of the 10 years in the period ended December 31, 1996 comes from the VAA's financial statements. It should be read in conjunction with the VAA's financial statements and notes which are all included in the SAI.

                             1996     1995    1994    1993     1992    1991     1990   1989   1988     1987
------------------------------------------------------------------------------------------------------------
Aggressive Growth
 subaccount
Accumulation unit value
 . Beginning of period     $ 1.196     .896   1.000   1.000*
 . End of period           $ 1.384    1.196    .896   1.000*  trading began in 1994.
Number of accumulation
 units
 . End of period (000's
 omitted)                 172,630  114,518  67,547     110
------------------------------------------------------------------------------------------------------------
Bond subaccount
Accumulation unit value
 . Beginning of period     $ 4.228    3.585   3.780   3.398    3.181   2.737    2.591  2.312  2.162    2.156
 . End of period           $ 4.283    4.228   3.585   3.780    3.398   3.181    2.737  2.591  2.312    2.162
Number of accumulation
 units
 . End of period (000's
 omitted)                  62,709   62,644  57,900  62,765   52,842  46,830   40,983 37,671 28,146   25,879
------------------------------------------------------------------------------------------------------------
Capital Appreciation
 subaccount
Accumulation unit value
 . Beginning of period     $ 1.294    1.017   1.000   1.000*
 . End of period           $ 1.520    1.294   1.017   1.000*  trading began in 1994.
Number of accumulation
 units
 . End of period (000's
 omitted)                 174,073   98,067  52,125     110
------------------------------------------------------------------------------------------------------------
Equity-Income subaccount
Accumulation unit value
 . Beginning of period     $ 1.391    1.046   1.000   1.000*
 . End of period           $ 1.663    1.391   1.046   1.000*  trading began in 1994.
Number of accumulation
 units
 . End of period (000's
 omitted)                 275,632  171,817  75,383     110
------------------------------------------------------------------------------------------------------------
Global Asset Allocation
 subaccount
Accumulation unit value
 . Beginning of period     $ 2.013    1.642   1.689   1.453    1.378   1.174    1.175  1.005   .914    1.000*
 . End of period           $ 2.302    2.013   1.642   1.689    1.453   1.378    1.174  1.175  1.005     .914*
                                                                                                    trading
Number of accumulation                                                                                began
 units                                                                                             in 1987.
 . End of period (000's
 omitted)                 140,242  126,558 122,061  92,778   67,873  57,199   50,149 39,835 27,750   23,120
------------------------------------------------------------------------------------------------------------
Growth and Income
 subaccount
Accumulation unit value
 . Beginning of period     $ 6.292    4.593   4.579   4.084    4.050   3.125    3.126  2.611  2.436    2.130
 . End of period           $ 7.453    6.292   4.593   4.579    4.084   4.050    3.125  3.126  2.611    2.436
Number of accumulation
 units
 . End of period (000's
 omitted)                 332,885  291,063 253,621 226,072  188,659 144,515  114,974 96,161 81,066   73,488
------------------------------------------------------------------------------------------------------------
International subaccount
Accumulation unit value
 . Beginning of period     $ 1.368    1.271   1.243    .901     .990   1.000*
 . End of period           $ 1.488    1.368   1.271   1.243     .901    .990*  trading began in 1991.
Number of accumulation
 units
 . End of period (000's
 omitted)                 294,570  261,509 248,639 129,551   50,718  21,088
------------------------------------------------------------------------------------------------------------

* These values do not reflect a full year's experience because they are calculated for the period from the beginning of investment activity of the subaccounts, through December 31.

                                   Account C

                                     1996     1995    1994    1993    1992    1991    1990   1989   1988    1987
----------------------------------------------------------------------------------------------------------------
Managed subaccount
Accumulation unit value
 . Beginning of period             $ 3.515    2.747   2.827   2.558   2.492   2.065   2.015  1.737  1.609   1.495
 . End of period                   $ 3.913    3.515   2.747   2.827   2.558   2.492   2.065  2.015  1.737   1.609
Number of accumulation units
 . End of period (000's omitted)   178,496  172,789 167,184 162,485 139,606 115,929 104,011 95,285 84,586  78,432
----------------------------------------------------------------------------------------------------------------
Money Market subaccount
Accumulation unit value
 . Beginning of period             $ 2.235    2.137   2.079   2.044   1.996   1.907   1.783  1.651  1.553   1.472
 . End of period                   $ 2.324    2.235   2.137   2.079   2.044   1.996   1.907  1.783  1.651   1.553
Number of accumulation units
 . End of Period (000's omitted)    40,057   35,136  37,106  39,763  46,993  77,812  57,377 53,287 37,890  37,132
----------------------------------------------------------------------------------------------------------------
Social Awareness subaccount
Accumulation unit value
 . Beginning of period             $ 2.843    2.005   2.021   1.796   1.750   1.285   1.357  1.042 1.000*
 . End of period                   $ 3.638    2.843   2.005   2.021   1.796   1.750   1.285  1.357 1.042* trading
                                                                                                           began
                                                                                                         in 1988
Number of accumulation units
 . End of period (000's omitted)   175,970  106,204  83,069  69,006  50,838  30,735  19,486  7,127  1,984
----------------------------------------------------------------------------------------------------------------
Special Opportunities subaccount
Accumulation unit value
 . Beginning of period             $ 5.618    4.303   4.392   3.740   3.519   2.481   2.710  2.054  1.997   1.867
 . End of period                   $ 6.505    5.618   4.303   4.392   3.740   3.519   2.481  2.710  2.054   1.997
Number of accumulation units
 . End of period (000's omitted)    97,744   88,993  73,673  62,314  51,056  37,798  33,837 27,789 31,068  29,240
----------------------------------------------------------------------------------------------------------------
DE Emerging Growth subaccount
Accumulation unit value
 . Beginning of period             $ 1.000*
 . End of period                   $ 0.991*  trading began in 1996
Number of accumulation units
 . End of period (000's omitted)    23,508
----------------------------------------------------------------------------------------------------------------
DE Equity/Income subaccount
Accumulation unit value
 . Beginning of period             $ 1.000*
 . End of period                   $ 1.126*  trading began in 1996
Number of accumulation units
 . End of period (000's omitted)    12,220
----------------------------------------------------------------------------------------------------------------
DE Global Bond subaccount
Accumulation unit value
 . Beginning of period             $ 1.000*
 . End of period                   $ 1.111*  trading began in 1996
Number of accumulation units
 . End of period (000's omitted)     7,613

--------------------------------------------------------------------------------

*These values do not reflect a full year's experience because they are calculated for the period from the beginning of investment activity of the subaccounts, through December 31.

ADDITIONAL INFORMATION FOR THE MONEY MARKET SUBACCOUNT:

Seven-day yield: 3.71%; Length of base period-7 days; Date of last day of base period: December 31, 1996.

                                   Account C

PERFORMANCE DATA:
At times the VAA may advertise the Money Market subaccount's yield. The yield refers to the income generated by an investment in the subaccount over a seven-day period. This income is then annualized. The process of annualizing results when the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. THE YIELD FIGURE IS BASED ON HISTORICAL EARNINGS AND IS NOT INTENDED TO INDICATE FUTURE PERFORMANCE.

The VAA advertises the annual performance of the subaccounts for the funds and series on both a standardized and nonstandardized basis.

The standardized calculation measures average annual total return. This is based on a hypothetical $1,000 payment made at the beginning of a one-year, a five-year, and a 10-year period. This calculation reflects all fees and charges that are or could be imposed on all contractowner accounts.

The nonstandardized calculation compares changes in accumulation unit values from the beginning of the most recently completed calendar year to the end of that year. It may also compare changes in accumulation unit values over shorter or longer time periods. This calculation reflects mortality and expense risk fees. It also reflects management fees and other expenses of the fund. It does not include surrender charges or the account charge; if included, they would decrease the performance.

For additional information about performance calculations, please refer to the SAI.

FINANCIAL STATEMENTS

The financial statements for the VAA and Lincoln Life are located in the SAI. You may obtain a free copy by writing Lincoln National Life Insurance Co., P.O. Box 2340, Fort Wayne, Indiana 46801 or calling

1-800-4LINCOLN (454-6265).

LINCOLN NATIONAL LIFE INSURANCE CO.

Lincoln Life was founded in 1905 and is organized under Indiana law. We are one of the largest stock life insurance companies in the United States. We serve as the principal underwriter for the contracts. We are owned by Lincoln National Corp. (LNC) which is also organized under Indiana law. LNC's primary businesses are insurance and financial services.

VARIABLE ANNUITY ACCOUNT (VAA)

On June 3, 1981, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The SEC does not supervise the VAA or Lincoln Life. The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln Life. The VAA satisfies the definition of separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds and series. YOU ASSUME THE FULL INVESTMENT RISK FOR ALL AMOUNTS PLACED IN THE VAA.

INVESTMENTS OF THE VARIABLE ANNUITY ACCOUNT

You decide the subaccount(s) to which you allocate purchase payments. There is a separate subaccount which corresponds to each fund and series. You may change your allocations without penalty or charges. Shares of the funds and series will be sold at net asset value (See the Appendix to the funds' Prospectuses for an explanation of net asset value) to the VAA in order to fund the contracts. The funds and series are required to redeem their shares at net asset value upon our request. We reserve the right to add, delete or substitute funds and series.

INVESTMENT ADVISOR
Lincoln Investment (owned by LNC) is the advisor for each of the funds and is primarily responsible for the investment decisions affecting the funds. The services it provides are explained in the Prospectuses of the funds. Under an advisory agreement with each fund, Lincoln Investment provides portfolio management and investment advice to that fund, subject to the supervision of the fund's Board of Directors.

Additionally, Lincoln Investment currently has six sub-advisory agreements in which the sub-advisor may perform some or substantially all of the investment advisory services required by those respective funds.

No additional compensation from the assets of those funds will be assessed as a result of the sub-advisory agreements.

                                   Account C

Following is a chart that shows the fund names and the six sub-advisors under Lincoln Investment (the advisor):

Sub-advisor                                         Fund
------------------------------------------------------------------------------
Clay Finlay Inc.                                    International
------------------------------------------------------------------------------
Fidelity Management Trust Co.                       Equity-Income
------------------------------------------------------------------------------
Janus Capital Corp.                                 Capital Appreciation
------------------------------------------------------------------------------
Lynch & Mayer, Inc.                                 Aggressive Growth
------------------------------------------------------------------------------
Putnam Investment
 Management, Inc.                                   Global Asset Allocation
------------------------------------------------------------------------------
Vantage Global                                      Growth and Income; Managed
 Advisors, Inc.                                     (for stock portfolio);
                                                    Social Awareness; and
                                                    Special Opportunities
------------------------------------------------------------------------------

The Bond and Money Market Funds do not have sub-advisors.

Delaware Management, an indirect subsidiary of LNC, is the advisor for the series and is primarily responsible for the investment decisions affecting the series. Delaware International Advisers Limited (Delaware International), an affiliate of Delaware Management, furnishes investment management services to the Global Bond series.

Additional information about Delaware Management and Delaware International may be found in the Delaware Group Premium Fund, Inc. Prospectus enclosed in this booklet under Management of the Fund.

FUNDS/SERIES
Following are brief summaries of the investment objectives and policies of the funds. The year in which each fund started trading is in parentheses. There is more detailed information in the current Prospectuses for the funds, which are included in this booklet.

All of the funds with the exception of the Special Opportunities Fund are diversified, open-end management investment companies. Diversified means not owning too great a percentage of the securities of any one company. An open-end company is one which, in this case, permits Lincoln Life to sell its shares back to the fund or series when you make a withdrawal, surrender the contract or transfer from one fund to another. Management investment company is the legal term for a mutual fund. The Special Opportunities Fund is open-end, but is non-diversified. Non-diversified means the fund may own a larger percentage of the securities of particular companies than will a diversified company. These definitions are very general. The precise legal definitions for these terms are contained in the 1940 Act. PLEASE BE ADVISED THAT THERE IS NO ASSURANCE THAT ANY OF THE FUNDS OR SERIES WILL ACHIEVE ITS STATED OBJECTIVES.

FUNDS
1. AGGRESSIVE GROWTH FUND (1994) -- The investment objective is to maximize capital appreciation. The fund invests in stocks of smaller, lesser-known companies which have a chance to grow significantly in a short time.

2. BOND FUND (1981) -- The investment objective is maximum current income consistent with prudent investment strategy. The fund invests primarily in medium-and long-term corporate and government bonds.

 3. CAPITAL APPRECIATION FUND (1994) -- The investment objective is long-term growth of capital in a manner consistent with preservation of capital. The fund primarily buys stocks in a large number of companies of all sizes if the companies are competing well and if their products or services are in high demand. It may also buy some money market securities and bonds, including junk (high-risk) bonds.

 4. EQUITY-INCOME FUND (1994) -- The investment objective is to achieve reasonable income by investing primarily in income-producing equity securities. The fund invests mostly in high-income stocks and some high-yielding bonds (including junk bonds).

 5. GLOBAL ASSET ALLOCATION FUND (1987) -- The investment objective is long-term total return consistent with preservation of capital. The fund allocates its assets among several categories of equity and fixed-income securities, both of U.S. and foreign issuers.

 6. GROWTH AND INCOME FUND (1981) -- The investment objective is long-term capital appreciation. The fund buys stocks of established companies.

 7. INTERNATIONAL FUND (1991) -- The investment objective is long-term capital appreciation. The fund trades in securities issued outside the United States--mostly stocks, with an occasional bond or money market security.

 8. MANAGED FUND (1983) -- The investment objective is maximum long-term total return (capital gains plus income) consistent with prudent investment strategy. The fund invests in a mix of stocks, bonds, and money market securities, as determined by an investment committee.

                                   Account C

 9. MONEY MARKET FUND (1981) -- The investment objective is maximum current income consistent with the preservation of capital. The fund invests in short-term obligations issued by U.S. corporations; the U.S. Government; and federally-chartered banks and U.S. branches of foreign banks.

10. SOCIAL AWARENESS FUND (1988) -- The investment objective is long-term capital appreciation. The fund buys stocks of established companies which adhere to certain specific social criteria.

11. SPECIAL OPPORTUNITIES FUND (1981) -- The investment objective is maximum capital appreciation. The fund primarily invests in mid-size companies whose stocks have significant growth potential. Current income is a secondary consideration.

SERIES
Following are brief summaries of the investment objectives and policies of the three series being offered by Delaware Group Premium Fund, Inc. More detailed information may be obtained from the current prospectus for those series, which is included in this booklet. PLEASE BE ADVISED THAT THERE IS NO ASSURANCE THAT ANY OF THE SERIES WILL ACHIEVE ITS STATED OBJECTIVES.

1. EQUITY/INCOME -- seeks the highest possible total rate of return by selecting issues that exhibit the potential for capital appreciation while providing higher than average dividend income. This series has the same objective and investment disciplines as the Decatur Total Return Fund of Delaware Group Decatur Fund, Inc., a separate Delaware Group fund, in that it invests generally, but not exclusively, in common stocks and income-producing securities convertible into common stocks, consistent with the series' objective.

2. EMERGING GROWTH -- seeks long-term capital appreciation by investing primarily in small-cap common stocks and convertible securities of emerging and other growth-oriented companies. These securities will have been judged to be responsive to changes in the market place and to have fundamental characteristics to support growth. Income is not an objective. This series has the same objective and investment disciplines as Delaware Group Trend fund, Inc., a separate Delaware Group fund.

3. GLOBAL BOND -- seeks current income consistent with preservation of principal by investing primarily in fixed income securities that may also provide the potential for capital appreciation. This series is a global fund. As such, at least 65% of the series' assets will be invested in fixed income securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries, one of which may be the United States. This series has the same objective and investment disciplines as the Global Bond Series of Delaware Group Global & International Funds, Inc., a separate Delaware Group fund.

Shares of the funds and series are sold to Lincoln Life for investment of the assets of the VAA and of Lincoln Life Flexible Premium Variable Life Account K, for variable life insurance contracts. Shares of some, but not all, of the funds are also sold to Lincoln Life for investment of the assets of Lincoln Life Flexible Premium Variable Life Accounts D and G, also to fund variable life insurance contracts. In addition, shares of the Delaware Group Premium Fund, Inc. are sold to separate accounts of life insurance companies other than Lincoln Life. See Other information. Shares of the funds and series are not sold directly to the general public.

We will purchase shares of the funds and series at net asset value and direct them to the appropriate subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds and series to pay annuity payouts, death benefits, surrender/ withdrawal proceeds or for purposes described in the contract. If you desire to transfer all or part of your investment from one subaccount to another, we may redeem shares held in the first and purchase shares for the other subaccount. The shares are retired, but they may be reissued later.

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

All of the investment objectives of the funds and series are fundamental which means that no changes may be made without the affirmative vote of a majority of the outstanding voting securities of each respective fund or series. The extent to which the particular investment policies, practices or restrictions for each fund or series are fundamental or nonfundamental depends on the particular fund or series. If they are nonfundamental, they may be changed by the Board of Directors of the funds or series without shareholder approval.

You are urged to consult the Prospectuses in this booklet and SAIs for each individual fund or series for additional information regarding the fundamental and non-fundamental policies, practices and restrictions of each of the funds and series.

REINVESTMENT
All dividend and capital gain distributions of the funds and series are automatically reinvested in shares of the distributing funds and series at their net asset value on the date of distribution. Dividends are not paid out to contractowners as additional units, but are reflected in changes in unit values.

                                   Account C

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS
We reserve the right, within the law, to make additions, deletions and substitutions for the funds and series held by the VAA. (We may substitute shares of another series or of other funds for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a fund and series should no longer be available, or if investment in any fund's and series' shares should become inappropriate, in the judgement of our management, for the purposes for the contract.) No substitution of the shares attributable to your account may take place without notice to you and prior approval of the SEC, in accordance with the 1940 Act.

CHARGES AND OTHER DEDUCTIONS

DEDUCTIONS FROM PURCHASE PAYMENTS
There are no front-end deductions for sales charges made from purchase payments. However, we will deduct premium taxes, when applicable.

ACCOUNT CHARGE
There is no account charge for single premium deferred contracts and flexible premium deferred contracts, Multi Fund 3 and 4. For periodic and flexible premium, Multi Fund 2 deferred contracts, we will deduct $25 from the contract value on the last valuation date of each contract year to compensate us for the administrative services provided to you; this $25 account charge will also be deducted from the contract value upon surrender. Administrative services include processing applications; issuing contracts; processing purchase and redemptions of fund shares; maintaining records; administering annuity payouts; providing accounting, valuation, regulatory and reporting services.

SURRENDER CHARGES
There are charges associated with the surrender of a contract or the withdrawal of contract value (or of purchase payments, for flexible contracts) before the annuity commencement date. The surrender charges associated with surrender or withdrawal are paid to us to compensate us for the loss we experience on contract distribution costs when contractowners surrender or withdraw before distribution costs have been recovered. Charges are the same for surrenders/withdrawals except that, for the first withdrawal in a contract year, up to 15% of contract value (purchase payments for flexible contracts) may be withdrawn free of charges. This 15% withdrawal exception does not apply to a surrender of a contract.

A. PERIODIC PREMIUM DEFERRED CONTRACT

For the first withdrawal in a contract year in excess of 15%, for any subsequent withdrawals in the same contract year, or for surrender of the contract, there will be a surrender charge of 8% for years 1-5; 4% in years 6-10; and no charge after the contract has been in force for 10 years. In addition, as explained previously, an account charge will be deducted for a surrender.

Surrender charges will be waived in the event of the death of the annuitant. If between the effective date of the contract and the annuitant's 65th birthday, the annuitant should become totally and permanently disabled [as defined in
Section 22(e)(3) of the code], surrender charges will also be waived. In addition, for 403(b) and 457 contracts only, surrender charges will be waived in the event the annuitant: (1) has terminated employment with the employer that sponsored the contract; and (2) has been in the contract for at least five years (the five year date beginning either November 1, 1991 or the date of the contract, whichever is later); and (3) is at least age 55.

B. SINGLE PREMIUM DEFERRED CONTRACT OR NONRECURRING LUMP SUM PAYMENT TO PERIODIC PREMIUM DEFERRED CONTRACT

For a single premium deferred contract or a nonrecurring lump sum payment made to a periodic premium deferred contract, the surrender/withdrawal charges (when applicable as described previously) will be:

                          Contract year in which surrender/withdrawal
                          occurs
-------------------------------------------------------------------------------------
                          1       2       3       4       5       6       7       8+
Charge as a percent
 of proceeds withdrawn    7%      6       5       4       3       2       1       0

Investment gains attributable to a nonrecurring lump sum payment made to a periodic premium deferred contract will be subject to surrender charges of 8% in years 1-5, 4% in years 6-10, and no charge after the contract has been in force for 10 years.

Lump sum payments may be deposited into a periodic premium deferred contract within 12 months of the effective date of the contract. After the 12-month period, a new contract must be established for a lump sum payment.

For periodic premium deferred contracts under which a nonrecurring lump sum has been received, withdrawals will be made first from any amount subject to the lowest charge until that amount is gone.

Surrender charges will be waived in the event of the death of the annuitant. If between the effective date of the contract and the annuitant's 65th birthday, the annuitant should become totally and permanently disabled, surrender charges will also be waived.

                                   Account C

C. FLEXIBLE PREMIUM DEFERRED CONTRACT

For a flexible premium deferred contract, the surrender/withdrawal charges (when applicable as described previously) will be:

                                                Completed contract years
                                                between date of purchase
                                                payments and date of
                                                surrender/withdrawal*
-------------------------------------------------------------------------------
                                                0   1   2   3   4   5   6   7+
Charge as a percent of
 total purchase payments surrendered/withdrawn
 in a contract year                             7%  6   5   4   3   2   1   0

*The surrender charge is calculated separately for each contract year's purchase payments.

For the first withdrawal of purchase payments in each contract year, up to 15% of purchase payments will be free of these charges. In addition, as explained previously, an account charge will be deducted for a surrender on Multi Fund 2 flexible premium contracts.

Surrender charges will be waived in the event of the death of the annuitant. If between the effective date of the contract and the annuitant's 65th birthday, the annuitant should become totally and permanently disabled, surrender charges will also be waived.

The surrender charge is calculated separately for each contract year's purchase payments to which a charge applies. (FOR PURPOSES OF CALCULATING THIS CHARGE, WE ASSUME THAT PURCHASE PAYMENTS ARE WITHDRAWN ON A FIRST IN-FIRST OUT BASIS, AND THAT ALL PURCHASE PAYMENTS ARE WITHDRAWN BEFORE ANY EARNINGS ARE WITHDRAWN.) The surrender charges associated with surrender or withdrawal are paid to us to compensate us for the loss we experience on contract distributions costs when contractowners surrender or withdraw before distribution costs have been recovered.

ADDITIONAL INFORMATION
Participants in the Texas Optional Retirement Program should refer to Restrictions under the Texas Optional Retirement Program, later in this Prospectus booklet.

The charges associated with surrender/withdrawal are paid to us to compensate us for the cost of distributing the contracts. As required by the National Association Securities Dealers, in no event will the aggregate surrender charges under a contract exceed 8.5% of your total purchase payments.

The surrender and account charges described previously may be reduced or eliminated for any particular contract. However these charges will be reduced only to the extent that we anticipate lower distribution and/or administrative expenses or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the result of economies associated with (1) the use of mass enrollment procedures, (2) the performance of administrative or sales functions by the employer, (3) the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or (4) any other circumstances which reduce distribution or administrative expenses. The exact amount of surrender and account charges applicable to a particular contract will be stated in that contract.

DEDUCTIONS FROM THE VAA FOR ASSUMPTION OF MORTALITY AND EXPENSE RISKS
We deduct from the VAA an amount, computed daily, which is equal to an annual rate of 1.002% of the daily net asset value, to compensate us for our assumption of certain risks described below. This charge is made up of two parts: (1) our assumption of mortality risks (0.900%) and (2) our assumption of expense risks (0.102%). The level of this charge is guaranteed not to change.

Our assumption of mortality risks guarantees that the annuity payouts made to our contractowners will not be affected by the mortality experience (life span) either of persons receiving those payouts or of the general population. We assume this mortality risk through guaranteed annuity rates incorporated into the contract which cannot be changed. We also assume the risk that the charges for administrative expenses, which cannot be changed by us, will be insufficient to cover actual administrative costs.

If the 1.002% charge proves insufficient to cover underwriting and administrative costs in excess of the charges made for administrative expenses, we will absorb the loss. However, if the amount deducted proves more than sufficient, we will keep the profit.

DEDUCTIONS FOR PREMIUM TAXES
Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the contract value when incurred, or at another time of our choosing.

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation, or by judicial action. These premium taxes will generally depend upon the law of your state of residence. The tax ranges from 0.5% to 4.0%.

DEDUCTION FOR THE EGMDB
When the EGMDB becomes effective, we will begin deducting from the VAA an amount, computed daily, which is equal to an annual rate of 0.30% of the daily

                                   Account C
net asset value. This charge will start at the beginning of the next valuation period. This charge will continue for all future contract years unless the owner elects to discontinue the EGMDB. If the EGMDB is discontinued, the 0.30% annual charge will cease at the end of the valuation period when the EGMDB is terminated. See The contracts--Death benefit before the annuity commencement date.

OTHER CHARGES AND DEDUCTIONS
There are deductions from and expenses paid out of the assets of the eleven funds and the three series that are described later in this booklet in the Appendix to the funds' Prospectuses and in the Prospectus for the series respectively.

THE CONTRACTS

PURCHASE OF CONTRACTS
If you wish to purchase a contract, you must apply for it through one of our authorized sales representatives. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you through your sales representative. See Distribution of the contracts.

If a completed application and all other information necessary for processing a purchase order are received, an initial purchase payment will be priced no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold the initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, you will be informed of the reasons, and the purchase payment will be returned immediately (unless you specifically authorize us to keep it until the application is complete). Once the application is complete, the initial purchase payment must be priced within two business days.

WHO CAN INVEST
To apply for a periodic premium deferred contract, you must be of legal age in a state where the contracts may be lawfully sold and also be eligible to participate in any of the qualified or nonqualified plans for which the contracts are designed. The annuitant cannot be older than age 74.

To apply for a flexible premium deferred contract, a single premium deferred contract or to make a nonrecurring lump sum payment to a periodic premium deferred contract, you must meet the same requirements as for an application of a periodic premium deferred contract, except that the annuitant cannot be older than age 84.

PURCHASE PAYMENTS
Purchase payments are payable to us at a frequency and in an amount selected by you in the application. The minimum purchase payment for a single premium deferred contract is $3,000 ($1,000 for IRAs and SEPs). The minimum initial purchase payment for a flexible premium deferred contract is $3,000 ($1,000 for IRAs and SEPs), and subsequent purchase payments must be at least $100. For a periodic premium deferred contract, the minimum amount of any scheduled purchase payment is $25, and the scheduled purchase payments must total at least $600 per year. Purchase payments in any one contract year which exceed twice the amount of purchase payments made in the first contract year may be made only with our permission. Purchase payments in total may not exceed $1 million for each annuitant. If you stop making purchase payments, the contract will remain in force as a paid-up contract as long as the total contract value is at least $600. Payments may be resumed at any time until the annuity commencement date, the maturity date, the surrender of the contract, or payment of any death benefit, whichever comes first.

VALUATION DATE

Accumulation and annuity units will be valued once daily as of the close of trading (currently 4:00 p.m., New York time) on each day that the NYSE is open for trading (valuation date). On any date other than a valuation date, the accumulation unit value and the annuity unit value will not change.

ALLOCATION OF PURCHASE PAYMENTS
Purchase payments are placed into the VAA's subaccounts, each of which invests in shares of its corresponding fund or series, according to your instructions.

The minimum amount of any purchase payment which can be put into any one subaccount is $20 under periodic premium deferred contracts, $1,000 under single premium deferred contracts and $100 under flexible premium deferred contracts. Upon allocation to the appropriate subaccount, purchase payments are converted into accumulation units. The number of accumulation units credited is determined by dividing the amount allocated to each subaccount by the value of an accumulation unit for that subaccount on the valuation date on which the purchase payment is received at the home office if received before 4:00 p.m., New York time. If the purchase payment is received at or after 4:00 p.m., New York time, we will use the accumulation unit value computed on the next valuation date. The number of accumulation units determined in this way shall not be changed by any subsequent change in the value of an accumulation unit. However, the dollar value of an accumulation unit will vary depending not only upon how well the investments perform, but also upon the related expenses of the VAA and the underlying funds and series.

VALUATION OF ACCUMULATION UNITS
Accumulation units for each subaccount are valued separately. Initially, the value of each accumulation unit was set at $1.00. Thereafter, the value of an accumulation unit in any subaccount on any valuation date

                                   Account C
equals the value of an accumulation unit in that subaccount as of the preceding valuation date multiplied by the net investment factor of that subaccount for the current valuation period.

The net investment factor is an index used to measure the investment performance of a subaccount from one valuation date to the next. The net investment factor for any subaccount for any valuation date reflects the change in the net asset value per share of the fund held in the subaccount from one valuation period to the next, adjusted for the daily deduction of the administrative and mortality and expense risk charges from assets in the subaccount. If any ex-dividend date occurs during the valuation period, the per share amount of any dividend or capital gain distribution is taken into account. Also, if any taxes need to be reserved, a per share charge or credit for any taxes reserved for, which is determined by us to have resulted from the operations of the subaccount, is taken into account.

Because a different daily charge is made for contracts with the EGMDB than for those without, a different net investment factor is calculated for each of the two types of contracts, resulting in different corresponding accumulation unit values on any given day.

TRANSFERS ON OR BEFORE THE ANNUITY COMMENCEMENT DATE
You may transfer all or a portion of your investment from one subaccount to another. A transfer involves the surrender of accumulation units in one subaccount and the purchase of accumulation units in the other subaccount. A transfer will be done using the respective accumulation unit values as of the valuation date immediately following receipt of the transfer request.

Transfers between subaccounts are restricted to once every 30 days; although, we reserve the right to waive this 30-day period. The minimum amount which may be transferred between subaccounts is $500 or the entire amount in the subaccount, if less than $500. If the transfer from a subaccount would leave you with less than $100 in the subaccount, we may transfer the total balance of the subaccount. (We have the right to reduce these minimum amounts.)

A transfer may be made by writing to the home office or, if a Telephone Exchange Authorization form (available from us) is on file with us, by a toll-free telephone call. In order to prevent unauthorized or fraudulent telephone transfers, we may require a contractowner to provide certain identifying information before we will act upon their instructions. We may also assign the contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following telephone instructions we reasonably believe are genuine. Telephone tranfer requests may be recorded and written confirmation of all transfer requests will be mailed to the contractowner on the next valuation date. Telephone transfers will be processed on the valuation date that they are received when they are received at our customer service center before 4:00 PM New York time.

You may also transfer all or any part of the contract value from the subaccount(s) to the fixed side of the contract. Transfers from the fixed side of the contract to the various subaccount(s) are allowed subject to the following restrictions: (1) the sum of the percentages of the fixed value transferred is limited to 25% of the value of the fixed side in any 12 month period; and (2) the minimum amount which can be transferred is $500 or the amount in the fixed account. We reserve the right to waive any of these restrictions.

When thinking about a transfer of contract value, you should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that a transfer will be made at an inopportune time.

There is no charge to you for a transfer. However, we reserve the right to impose a charge in the future for any transfers.

TRANSFERS AFTER THE ANNUITY COMMENCEMENT DATE
You may transfer all or a portion of your investment in one subaccount to another subaccount or to the fixed side of the contract. Those transfers will be limited to three times per contract year. HOWEVER, AFTER THE ANNUITY COMMENCEMENT DATE, NO TRANSFERS ARE ALLOWED FROM THE FIXED SIDE OF THE CONTRACT TO THE SUBACCOUNTS.

DEATH BENEFIT BEFORE THE ANNUITY COMMENCEMENT DATE
You may designate a beneficiary during the life of the annuitant and change the beneficiary by filing a written request with the home office. Each change of beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of beneficiary.

If the annuitant dies before the annuity commencement date and the EGMDB is not in effect, a death benefit equal to the contract value will be paid to your designated beneficiary.

An optional EGMDB is available for nonqualified and IRA flexible premium deferred annuity contracts, for annuitants up to age 75. (Please check with your representative for availability to current contractowners.) The EGMDB will take effect on the valuation date when the EGMDB election form is approved at our home office, if before 4:00 p.m. New York time. The owner may discontinue the EGMDB at any time. If discontinued, the EGMDB will terminate on the valuation date written notice is received at our home office, if before 4:00 p.m. New York time. If after 4:00 p.m. New York time, the EGMDB election or termination will be effective with

                                   Account C
the next valuation date. The owner may not reelect the EGMDB once it is discontinued. As of the annuity commencement date the EGMDB will be discontinued and the charge for the EGMDB will cease. See Charges and other deductions--Deduction for the EGMDB.

If the annuitant dies before the annuity commencement date and the EGMDB is in effect, the death benefit paid to your designated beneficiary will be the greater of:

1. the contract value at the end of the valuation period when the death claim is approved for payment by Lincoln Life, or

2. the higher of:

  (a) the contract value at the end of the valuation period when the EGMDB becomes effective and;

  (b) the highest contract value, at the end of the valuation period, on any contract anniversary date up to and including age 75 following election of the EGMDB;

  increased by purchase payments and decreased by any withdrawals, annuitizations, and premium taxes incurred after the contract anniversary or EGMDB effective date the highest contract value occurred.

The contract value available upon death is the value of the contract at the end of the valuation period during which the death claim is approved for payment by Lincoln Life. The approval of the death claim payment will occur after receipt of: (1) proof, satisfactory to us, of the death of the annuitant; (2) written authorization for payment; and (3) our receipt of all required claim forms fully completed.

The EGMDB may not be elected on or after the annuity commencement date.

At any time during a 60-day period the beneficiary may elect to receive payment either in the form of a lump sum settlement or an annuity payout.

If a lump sum settlement is requested and the amount of the settlement is $10,000 or more, a SecureLine(R) account will be established in the name of the beneficiary for that amount. If the lump sum amount is less than $10,000, it will be sent to the beneficiary. In either event, the proceeds will be disbursed within seven days of receipt of satisfactory claim documentation, as discussed previously, subject to the laws and regulations governing payment of death benefits. If an election has not been made by the end of the 60-day period, a lump sum settlement will be made at that time using SecureLine(R) if the amount is $10,000 or more; if the amount is under $10,000 it will be sent to the beneficiary. This payment may be postponed as permitted by the 1940 Act.

SecureLine(R) is an interest-bearing checking account established in the name of the beneficiary which is administered by State Street Bank and Trust Company of Boston, MA. Once the SecureLine(R) account is established, only the beneficiary can authorize check drawn on the account. SecureLine(R) is expected to be available after June 1997.

Annuity payouts will be made in accordance with applicable laws and regulations governing payment of death benefits.

Unless otherwise provided in the beneficiary designation, one of the following procedures will take place on the death of a beneficiary:

1. If any beneficiary dies before the annuitant, that beneficiary's interest will go to any other beneficiaries named, according to their respective interests. There are no restrictions on the beneficiary's use of the proceeds; and/or

2. If no beneficiary survives the annuitant, the proceeds will be paid to the contractowner or to his/her estate, as applicable.

JOINT/CONTINGENT OWNERSHIP

If joint owners are named in the application, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Only the spouse can be a joint owner on Multi Fund 4, flexible premium deferred annuity contracts.

A contingent owner may exercise ownership rights in this contract only after the contractowner dies.

DEATH OF CONTRACTOWNER
If the contractowner of a nonqualified contract dies before the annuity commencement date, then, in compliance with the code, the cash surrender value of the contract will be paid as follows:

1. Upon the death of a non-annuitant contractowner, the proceeds shall be paid to any surviving joint or contingent owner(s). If no joint or contingent owner has been named, then the cash surrender value shall be paid to the annuitant named in the contract; and

2. Upon the death of a contractowner, who is also the annuitant, the death will be treated as death of the annuitant and the provisions of this contract regarding death of annuitant will control. If the recipient of the proceeds is the surviving spouse of the contractowner, the contract may be continued in the name of that spouse as the new contractowner.

The code requires that any distribution be paid within five years of the death of the contractowner unless the beneficiary begins receiving, within one year of the contractowner's death, the distribution in the form of a life annuity or an annuity for a period certain not exceeding the beneficiary's life expectancy.

SURRENDERS AND WITHDRAWALS
Before the annuity commencement date, we will allow the surrender of the contract or a withdrawal of the contract value upon your written request, subject to the rules below.

                                   Account C

Special restrictions on surrenders/withdrawals apply if your contract is purchased as part of a retirement plan of a public school system or Section 501(c)(3) organization under Section 403(b) of the code. Beginning January 1, 1989, in order for a contract to retain its tax-qualified status, Section 403(b) prohibits a withdrawal from a Section 403(b) contract of post-1988 contributions (and earnings on those contributions) pursuant to a salary reduction agreement. However, this restriction does not apply if the annuitant attains age (a) 59 1/2 (b) separates from service, (c) dies, (d) becomes totally and permanently disabled and/or (e) experiences financial hardship (in which event the income attributable to those contributions may not be withdrawn).

A surrender/withdrawal after the annuity commencement date depends upon the annuity option selected.

Pre-1989 contributions and earnings through December 31, 1988, are not subject to the previously stated restriction.

The contract value available upon surrender/withdrawal is the cash surrender value at the end of the valuation period during which the written request for surrender/withdrawal is received at the home office. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all subaccounts within the VAA and from the general account in the same proportion that the amount of withdrawal bears to the total contract value. The minimum amount which can be withdrawn is $100, and the remaining contract value must be at least $300. Where permitted by contract, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the home office. The payment may be postponed as permitted by the 1940 Act. You may specify that the charges be deducted from the amount you request withdrawn or from the remaining contract value.

There are charges associated with surrender of a contract or withdrawal of contract value before the annuity commencement date. See Charges and other deductions.

The tax consequences of a surrender/withdrawal are discussed later in this booklet. See Federal tax status.

If the total contract value is less than $600, and if no purchase payments have been made for at least two years, we reserve the right to terminate the contract.

REINVESTMENT PRIVILEGE
You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal, and we will recredit the surrender/withdrawal charges previously deducted. This election must be made within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this Prospectus. In the case of a qualified contract, a representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this Prospectus are designed. The number of accumulation units which will be credited when the proceeds are reinvested will be based on the value of the accumulation unit(s) on the next valuation date. This computation will occur following receipt of the proceeds and request for reinvestment at the home office. You may utilize the reinvestment privilege only once. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions. You should consult a tax advisor before you request a surrender/withdrawal or subsequent reinvestment purchase.

AMENDMENT OF CONTRACT
We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers.

COMMISSIONS
For the flexible premium deferred annuity Multi Fund 2 and 3 contracts, the maximum commission which could be paid to dealers is equal to 5.25% on each purchase payment; plus up to 0.10% of the value of purchase payments in the variable annuity account while the EGMDB is in effect. For flexible premium deferred annuity Multi Fund 4 contracts, the maximum commission which could be paid to dealers is equal to 4.50% on each purchase payment; plus an annual continuing commission up to .40% of the value of the contract purchase payments invested for at least 15 months; plus up to 0.10% of the value of purchase payments in the variable annuity account while the EGMDB is in effect.

For the periodic premium deferred annuity contract, the maximum commission which could be paid to dealers is 9% on the total purchase payments received during the first contract year and 5.25% on each purchase payment in renewal contract years (or an equivalent schedule).

OWNERSHIP

As contractowner, you have all rights under the contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all contractowners and their designated beneficiaries. The assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. Contracts used for qualified plans may not be assigned or transferred except as permitted by the Employee Retirement Income Security Act (ERISA) of 1974 and upon written notification to us. We assume no responsibility for the validity or effect of any assignment. Consult your tax advisor about the tax consequences of an assignment.

CONTRACTOWNER QUESTIONS

The obligations to purchasers under the contracts are those of Lincoln Life. Your questions and concerns should be directed to us at 1-800-4LINCOLN (454-6265).

                                   Account C

ANNUITY PAYOUTS

When you apply for a contract, you may select any annuity commencement date permitted by law. (PLEASE NOTE THE FOLLOWING EXCEPTION: Contracts issued under qualified employee pension and profit-sharing trusts [described in Section 401(a) and tax exempt under Section 501(a) of the code] and qualified annuity plans [described in Section 403(a) of the code], including H.R. 10 trusts and plans covering self-employed individuals and their employees, provide for annuity payouts to start at the date and under the option specified in the plan.)

The contract provides that all or part of the contract value may be used to purchase an annuity. Optional forms of payout of annuities (annuity options) are available, each of which is payable on a variable basis, a fixed basis or a combination of both. We may choose to make other annuity options available in the future.

You may elect annuity payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.

ANNUITY OPTIONS
LIFE ANNUITY. This option offers a periodic payout during the lifetime of the annuitant and ends with the last payout before the death of the annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a death benefit for beneficiaries. HOWEVER, THERE IS THE RISK UNDER THIS OPTION THAT THE ANNUITANT WOULD RECEIVE NO PAYOUTS IF DEATH OCCURS BEFORE THE DATE SET FOR THE FIRST PAYOUT; ONLY ONE PAYOUT IF DEATH OCCURS BEFORE THE SECOND SCHEDULED PAYOUT, AND SO ON.

LIFE INCOME WITH PAYOUTS GUARANTEED FOR DESIGNATED PERIOD. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the annuitant. The designated period is selected by the contractowner.

JOINT LIFE ANNUITY. This option offers a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor.

JOINT LIFE ANNUITY WITH GUARANTEED PERIOD. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the contractowner.

JOINT-AND-TWO-THIRDS SURVIVOR ANNUITY. This option provides a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. When one of the joint annuitants dies, the survivor, during their lifetime, receives two thirds of the periodic payout made when both were alive.

UNIT REFUND LIFE ANNUITY. This option offers a periodic payout during the lifetime of the annuitant with the guarantee that upon death a payout will be made of the value of the number of annuity units (see Variable annuity payouts) equal to the excess, if any, of: (a) the total amount applied under this option divided by the annuity unit value for the date payouts begin, divided by (b) the annuity units represented by each payout to the annuitant multiplied by the number of payouts paid before death. The value of the number of annuity units is computed on the date the death claim is approved for payment by the home office.

None of the options listed above currently provide withdrawal features, permitting the contractowner to withdraw commuted values as a lump sum payment. Other options may be made available by us. Options are only available to the extent they are consistent with the requirements of the contract and Section 72(s) of the code, if applicable. The mortality and expense risk charge will be assessed on all variable annuity payouts, including options that do not have a life contingency and therefore no mortality risk.

The annuity commencement date is usually on or before the annuitant's 85th birthday; however you may change the annuity commencement date, change the annuity option, or change the allocation of the investment among subaccounts up to 30 days before the scheduled annuity commencement date, upon written notice to the home office. You must give us at least 30 days notice before the date on which you want payouts to begin. If proceeds become available to a beneficiary in a lump sum, the beneficiary may choose any annuity payout option.

Unless you select another option, the contract automatically provides for a life with a 10 year guaranteed period annuity (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocation at the time of annuitization), except when a joint life payout is required by law. Under any option providing for guaranteed payouts, the number of payouts which remain unpaid at the date of the annuitant's death (or surviving annuitant's death in the case of a joint life annuity) will be paid to your beneficiary as payouts become due.

The contract contains no provision under which an annuitant or a beneficiary may surrender their contract or make a withdrawal and receive a lump-sum settlement once annuity payouts have begun. See Surrenders and withdrawals. Options are only available to the extent they are consistent with the requirements of Section 72(s) of the code, if applicable.

                                   Account C

VARIABLE ANNUITY PAYOUTS
Variable annuity payouts will be determined using:

1. The contract value on the annuity commencement date;

2. The annuity tables contained in the contract;

3. The annuity option selected; and

4. The investment performance of the fund(s) selected.

To determine the amount of payouts, we make this calculation:

1. Determine the dollar amount of the first periodic payout; then

2. Credit the contract with a fixed number of annuity units equal to the first periodic payout divided by the annuity unit value; and

3. Calculate the value of the annuity units each month thereafter.

We assume an investment return of 5% per year, as applied to the applicable mortality table. The amount of each payout after the initial payout will depend upon how the underlying fund(s) and series perform, relative to the 5% assumed rate. There is a more complete explanation of this calculation in the SAI.

FEDERAL TAX STATUS

This section is a discussion of the Federal income tax rules applicable to the contracts as of the date of this Prospectus. More information is provided in the SAI. THESE DISCUSSIONS AND THOSE IN THE SAI ARE NOT INTENDED AS TAX ADVICE. This section does not discuss the Federal tax consequences resulting from every possible situation. No attempt has been made to consider any applicable state, local or foreign tax law, other than the imposition of any state premium taxes (See Charges and other deductions). If you are concerned about the tax implications with respect to the contracts, you should consult a tax advisor. The following discussion is based upon our understanding of the present Federal income tax laws as they are currently interpreted by the Internal Revenue Service (IRS). No representation is made about the likelihood of continuation of the present Federal income tax laws or their current interpretations by the IRS.

TAXATION OF NONQUALIFIED CONTRACTS
You are generally not taxed on increases in the value of your contract until a distribution occurs. This distribution can be in the form of a lump sum payout received by requesting all or part of the cash surrender value (i.e. surrenders/withdrawals) or as annuity payouts. For this purpose, the assignment or pledge of, or the agreement to assign or pledge, any portion of the value of a contract will be treated as a distribution. A transfer of ownership of a contract, or designation of an annuitant (or other beneficiary) who is not also the contractowner, may also result in tax consequences. The taxable portion of a distribution (in the form of a lump sum payout or an annuity) is taxed as ordinary income. For purchase payments made after February 28, 1986, a contractowner who is not a natural person (for example, a corporation) [subject to limited exceptions] will be taxed on any increase in the contract's cash value over the investment in the contract during the taxable year, even if no distribution occurs. The next discussion applies to contracts owned by natural persons.

In the case of a surrender under the contract or withdrawal of contract value, generally amounts received are first treated as taxable income to the extent that the cash value of the contract immediately before the surrender exceeds the investment in the contract at that time. Any additional amount withdrawn is not taxable. In the case of a surrender under a contract issued before August 14, 1982, and allocable to an investment in the contract made before that date, amounts received are treated as taxable income only to the extent that they exceed the investment in the contract. The investment in the contract generally equals the portion, if any, of any purchase payment paid by or on behalf of an individual under a contract which is not excluded from the individual's gross income.

Even though the tax consequences may vary depending on the form of annuity payout selected under the contract, the contractowner of an annuity payout generally is taxed on the portion of such payout that exceeds the investment in the contract. For variable annuity payouts, the taxable portion is determined by a formula that establishes a specific dollar amount of each payout that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payouts. For fixed annuity payouts, there generally is no tax on the portion of each payout that represents the same ratio that the investment in the contract bears to the total expected value of payouts for the term of the annuity; the remainder of each payout is taxable. For individuals whose annuity starting date is after December 31, 1986, the entire distribution (whether fixed or variable) will be fully taxable once the recipient is deemed to have recovered the dollar amount of the investment in the contract.

There may be imposed a penalty tax on distributions equal to 10% of the amount treated as taxable income. The penalty tax is not imposed in certain circumstances, which generally are distributions:

1. Received on or after age 59 1/2;

2. Made as a result of death or disability of contractowner;

3. Received in substantially equal periodic payments as a life annuity (subject to special recapture rules if the series of payouts is subsequently modified);

4. Allocable to the investment in the contract before August 14, 1982;

                                   Account C

5. Under a qualified funding asset in a structured settlement;

6. Under an immediate annuity contract as defined in the code; and/or

7. Under a contract purchased in connection with the termination of certain retirement plans.

TAXATION OF QUALIFIED CONTRACTS
The contracts may be purchased in connection with the following types of tax-favored retirement plans:

1 Contracts purchased for employees of public school systems and certain tax-exempt organizations, qualified under Section 403(b) of the code;

2. Pension and profit-sharing plans of self-employed individuals (H.R. 10 or Keogh plans) or corporations, qualified under Section 401(a) or 403(a) of the code;

3. IRAs, qualified under Section 408 of the code;

4. Deferred compensation plans of state or local governments, qualified under
   Section 457 of the code; and/or

5. SEPs, qualified under Section 408(k) of the code.

The tax rules applicable to these plans, including restrictions on contributions and benefits, taxation of distributions and any tax penalties, vary according to the type of plan and its terms and conditions. Participants under such plans, as well as contractowners, annuitants and beneficiaries, should be aware that the rights of any person to any benefits under such plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contracts. Purchasers of contracts for use with any qualified plan, as well as plan participants and beneficiaries, should consult counsel and other advisors as to the suitability of the contracts to their specific needs, and as to applicable code limitations and tax consequences.

MULTIPLE CONTRACTS
All contracts entered into after October 21, 1988, and issued by the same insurance company (or its affiliates) to the same contractowner during any calendar year will be treated as a single contract for tax purposes.

INVESTOR CONTROL
The Treasury Department has indicated that guidelines may be issued under which a variable annuity contract will not be treated as an annuity contract for tax purposes if the contractowner has excessive control over the investments underlying the contract. They may consider the number of investment options or the number of transfer opportunities available between options as relevant when determining excessive control. The issuance of those guidelines may require us to impose limitations on your right to control the investment. We do not know whether any such guidelines would have a retroactive effect.

Section 817(h) of the code and the related regulation that the Treasury Department has adopted require that assets underlying a variable annuity contract be adequately diversified. The regulations provide that a variable annuity contract which does not satisfy the diversification standards will not be treated as an annuity contract, unless the failure to satisfy the regulations was inadvertent, the failure is corrected, and the contractowner or we pay an amount to the IRS. The amount will be based on the tax that would have been paid by the contractowner if the income, for the period the contract was not diversified, had been received by the contractowner. If the faulure to diversify is not corrected in this manner, the contractowner of an annuity contract will be deemed the owner of the underlying securities and will be taxed on the earnings of his or her account. We believe, under our interpretation of the code and regulations thereunder, that the investments underlying this contract meet these diversification standards.

WITHHOLDING

Generally, pension and annuity distributions are subject to withholding for the recipient's Federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions. Under the code, 20% income tax withholding may apply to eligible rollover distributions. All taxable distributions from qualified plans and
Section 403(b) annuities are eligible rollover distributions, except (1) annuities paid out over life or life expectancy, (2) installments paid for a period spanning 10 years or more, and (3) required minimum distributions. The code imposes a mandatory 20% income tax withholding on any eligible rollover distribution that the contractowner does not elect to have paid in a direct rollover to another qualified plan,
Section 403(b) annuity or individual retirement account.

Distributions from Section 457 plans are subject to the general wage withholding rules.

VOTING RIGHTS

As required by law, we will vote the fund and series shares held in the VAA at meetings of the shareholder of the various funds and series. The voting will be done according to the instructions of contractowners who have interests in any subaccounts which invest in a fund or funds and series. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.

The number of votes which you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the

                                   Account C
number of votes, fractional shares will be recognized. After the annuity commencement date, the votes attributable to a contract will decrease.

Fund shares held in a subaccount for which no timely instructions are received will be voted by us in proportion to the voting instructions which are received for all contracts participating in that subaccount. Voting instructions to abstain on any item to be voted on will be applied on a pro rata basis to reduce the number of votes eligible to be cast.

Maryland law and the bylaws of each fund and series allow investment companies registered under the 1940 Act to dispense with annual meetings of shareholders in certain cases where the meetings are only a formality. The Board of Directors of each fund will decide each year whether or not to hold the shareholder's annual meeting for that year.

The dispensing with annual meetings of the shareholder in effect results in retaining the existing Directors in office. Consequently, the SEC requires the funds to assure contractowners that a majority of those Directors have at some point been elected by the shareholder. The SEC also requires that the funds comply with Section 16(c) of the 1940 Act, concerning procedures by which shareholders may remove Directors. For a more detailed explanation of this procedure, see Description of shares in the Appendix to the Prospectuses for the funds; also see the Prospectus for the series.

Annual meetings of each fund and of the series normally will not be held, unless the Board of Directors decides to hold them. Special meetings of the shareholder may be called for any valid purpose. Whenever a shareholder's meeting is called, each person having a voting interest in a subaccount will receive proxy voting material, reports and other materials relating to the fund, and series involved.

DISTRIBUTION OF THE CONTRACTS

We are the distributor of the contracts. They will be sold by our registered representatives who have been licensed by state insurance departments. The contracts will also be sold by independent broker-dealers who have been licensed by state insurance departments to represent us and who have selling agreements with us. We are registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and are a member of the National Association of Securities Dealers (NASD). Lincoln Life will offer contracts in all states where it is licensed to do business.

RETURN PRIVILEGE

Within the free-look period after you first receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to the home office at P.O. Box 2340, 1300 South Clinton Street, Fort Wayne,
Indiana, 46801. A contract canceled under this provision will be void. With respect to the fixed portion of a contract, we will return purchase payments. With respect to the VAA, except as explained in the following paragraph, we will return the contract value as of the date of receipt of the cancellation, plus any account charge and any premium taxes which had been deducted. No surrender charge will be made. A PURCHASER WHO PARTICIPATES IN THE VAA IS SUBJECT TO THE RISK OF A MARKET LOSS DURING THE FREE-LOOK PERIOD.

For contracts written in those states whose laws require that we assume this market risk during the free-look period, a contract may be canceled, subject to the conditions explained before, except that we will return only the purchase payment(s).

STATE REGULATION

As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance.

Our books and accounts are subject to review and examination by the Indiana Insurance Department at all times. A full examination of our operations is conducted by that Department at least once every five years.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

Title 8, Section 830.105 of the Texas Government Code, consistent with prior interpretations of the Attorney General of the State of Texas, permits participants in the Texas Optional Retirement Program (ORP) to redeem their interest in a variable annuity contract issued under the ORP only upon:

1. Termination of employment in all institutions of higher education as defined in Texas law;

2.  Retirement; or

3.  Death.

Accordingly, participants in the ORP will be required to obtain a certificate of termination from their employer(s) before accounts can be redeemed.

RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We will mail to you, at your last known address of record at the home office, at least semiannually after the first contract

                                   Account C
year, reports containing information required by the 1940 Act or any other applicable law or regulation. We have entered into an agreement with the Delaware Management Co., 2005 Market Street, Philadelphia, PA 19203, to provide accounting services to the VAA.

OTHER INFORMATION

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this Prospectus. This Prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the VAA, Lincoln Life and the contracts offered. Statements in this Prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC.

Lincoln National Flexible Premium Variable Life Accounts D, G and K, segregated investment accounts of ours registered under the 1940 Act, are authorized to invest assets in the following funds and series: Bond, Growth and Income, Managed, Money Market and Special Opportunities (for Account D); Growth and Income and Special Opportunities (for Account G) and all funds and series for Account K. Through the VAA and the Variable Life Accounts we are the sole shareholder in the eleven funds. However, we are not the sole shareholder of series shares in the Delaware Group Premium Fund, Inc. Collectively, the VAA and the Variable Life Accounts may be referred to in this booklet and in the SAI as the variable accounts.

Due to differences in redemption rates, tax treatment or other considerations, the interests of contractowners under the Variable Life Accounts could conflict with those of contractowners under the VAA. In those cases where assets from variable life and variable annuity separate accounts are invested in the same fund or funds or series (i.e., where mixed funding occurs), the Boards of Directors of the funds involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund or series with another investment, that fund or series may have to liquidate securities on a disadvantageous basis. Refer to the Prospectus for each fund and for the series fund for more information about mixed funding.

In the future, we may purchase shares in the funds and series for one or more unregistered segregated investment accounts.

ADVERTISEMENTS/SALES LITERATURE

In marketing the variable annuity contracts, we and our various sales representatives may refer to certain ratings assigned to us under the Rating System of the A.M. Best Co., Oldwick, New Jersey. The objective of Best's Rating System is to evaluate the various factors affecting the overall performance of an insurance company in order to provide Best's opinion about that company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of the insurance company. In marketing the contracts and the underlying funds and series, we may at times use data published by other nationally-known independent statistical services. These service organizations provide relative measures of such factors as an insurer's claim-paying ability, the features of particular contracts, and the comparative investment performance of the funds and series with other portfolios having similar objectives. A few such services are: Duff & Phelps, the Lipper Group, Moody's, Morningstar, Standard and Poor's and VARDS. There is more information about each of these services under Advertising and sales literature in the SAI. Marketing materials may employ illustrations of compound interest and dollar-cost averaging; discuss automatic withdrawal services; describe our customer base, assets, and our relative size in the industry. They may also discuss other features of Lincoln Life, the VAA, the funds, the series and their investment management.
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS FOR VAA

Item
------------------------------------------------------
General information and history of Lincoln Life
Special terms
Services
Purchase of securities being offered Underwriters
Calculation of performance data

For a free copy of the SAI please see page one of this booklet.

Item
---------------------------------------------------------
Annuity payouts
Federal tax status
Determination of accumulation and annuity unit value
Advertising and sales literature/graphics
Financial statements

PREFACE TO THE MULTI FUND(R) PROSPECTUSES

THE PREFACE AND DIRECTORY ARE PART OF THE PROSPECTUS FOR EACH OF THE FOLLOWING
FUNDS:
Lincoln National Aggressive Growth Fund, Inc. (AG)

Lincoln National Bond Fund, Inc. (B)

Lincoln National Capital Appreciation Fund, Inc. (CA)

Lincoln National Equity-Income Fund, Inc. (E-I)

Lincoln National Global Asset Allocation Fund, Inc. (GAA)

Lincoln National Growth and Income Fund, Inc. (GI)

Lincoln National International Fund, Inc. (I)

Lincoln National Managed Fund, Inc. (M)

Lincoln National Money Market Fund, Inc. (MM)

Lincoln National Social Awareness Fund, Inc. (SA)

Lincoln National Special Opportunities Fund, Inc. (SO)


                               Preface/Directory
Shares of all the funds are sold to Lincoln National Life Insurance Co. (Lincoln Life) for allocation to its Variable Annuity Account C (the variable annuity account [VAA]) to fund variable annuity contracts and for allocation to its Variable Life Account K to fund variable life insurance contracts.

To fund its variable life contracts, Variable Life Account D buys shares of the Bond, Growth and Income, Managed, Money Market and Special Opportunities Funds. To fund its variable life contracts, Variable Life Account G buys shares of the Growth and Income and Special Opportunities Funds.

Each of these Variable Life and Annuity Accounts may be referred to as a variable account. For each fund listed above, see Description of the fund in its Prospectus for a statement of that fund's investment objective. Each of these funds is referred to individually as a fund; collectively, as the funds.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC) NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THESE PROSPECTUSES. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

These Prospectuses set forth concisely the information about each fund that you ought to know before investing. Please read and keep this Prospectus booklet for future reference.

A separate Statement of Additional Information (SAI) for each fund has been filed with the SEC. By this reference, each SAI, dated May 1, 1997, is incorporated into the Prospectus of the fund with which it is registered. A free copy will be provided upon request. Either write Lincoln National Life Insurance Co., P.O. Box 2340, Fort Wayne, Indiana 46801 or call 1-800-4LINCOLN (454-6265).

The Financial Highlights table of each fund contains per-share data calculated on the basis of a share outstanding throughout the period, together with financial ratios and other supplemental data. The Financial Highlights table is incorporated by reference to the fund's 1996 Annual Report. A copy of the Annual Report will be provided on request and without charge. Either write Lincoln National Life Insurance Co., P.O. Box 2340, Fort Wayne, Indiana 46801 or call 1-800-4LINCOLN (454-6265).

NO DEALER, SALESPERSON, OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THESE PROSPECTUSES, IN CONNECTION WITH THE OFFERS CONTAINED IN THEM. IF ANY ARE GIVEN OR MADE, THE INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND(S) IN QUESTION. THESE PROSPECTUSES DO NOT CONSTITUTE OFFERS BY THE FUNDS TO SELL, OR SOLICITATIONS OF ANY OFFERS TO BUY, ANY OF THE SECURITIES OFFERED BY THEM IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL FOR THE FUNDS TO MAKE THOSE OFFERS.

Prospectuses dated May 1, 1997

DIRECTORY FOR THE FUND PROSPECTUSES

                               Preface/Directory

Subject                             Page
----------------------------------------
PREFACE                              23
DESCRIPTION OF THE FUND
Aggressive Growth Fund               25
Bond Fund                            31
Capital Appreciation Fund            35
Equity-Income Fund                   39
Global Asset Allocation Fund         43
Growth and Income Fund               49
International Fund                   51
Managed Fund                         55
Money Market Fund                    59
Social Awareness Fund                61
Special Opportunities Fund           65
----------------------------------------

INVESTMENT POLICIES AND TECHNIQUES
Aggressive Growth Fund               25
Bond Fund                            31
Capital Appreciation Fund            35
Equity-Income Fund                   39
Global Asset Allocation Fund         43
Growth and Income Fund               49
International Fund                   51
Managed Fund                         55
Money Market Fund                    59
Social Awareness Fund                61
Special Opportunities Fund           65
----------------------------------------

INVESTMENT RESTRICTIONS
Aggressive Growth Fund               28
Bond Fund                            33
Capital Appreciation Fund            38
Equity-Income Fund                   41
Global Asset Allocation Fund         46
Growth and Income Fund               49
International Fund                   53
Managed Fund                         57
Money Market Fund                    60
Social Awareness Fund                62
Special Opportunities Fund           66

Subject                                                  Page
-------------------------------------------------------------
STRATEGIC PORTFOLIO TRANSACTIONS
Aggressive Growth Fund                                    29
Bond Fund                                                 33
Capital Appreciation Fund                                 38
Equity-Income Fund                                        42
Global Asset Allocation Fund                              46
Growth and Income Fund                                    50
International Fund                                        53
Managed Fund                                              57
Money Market Fund                                         60
Social Awareness Fund                                     62
Special Opportunities Fund                                67
-------------------------------------------------------------

APPENDIX - CONTAINS IMPORTANT INFORMATION FOR ALL FUNDS
Net asset value                                           69
Management of the funds                                   69
Purchase of securities being offered                      71
Sale and redemption of shares                             72
Distributions and federal income tax considerations       72
Management discussion of fund performance                 72
Description of shares                                     72
Strategic portfolio transactions-Additional information   73
Foreign investments                                       75
General information                                       76
Statement of Additional Information
Table of contents - 11 underlying funds                   79

LINCOLN NATIONAL LIFE INSURANCE CO.

AUDITED FINANCIAL STATEMENTS

Prior to 1996, management of The Lincoln National Life Insurance Company (Company) prepared annual financial statements of the Company using two different types of accounting principles. Pursuant to insurance regulatory requirements in several states, management prepared financial statements in accordance with statutory accounting principles (STAP), which were subject to audit by the Company's independent auditors. Additionally, solely for purposes of inclusion in the registration statements of separate account products requiring registration and periodic reporting to the Securities and Exchange Commission (SEC), management also prepared financial statements of the Company in accordance with generally accepted accounting principles (GAAP), which were also subject to audit. In an attempt to reduce costs associated with the preparation and audits of both GAAP and STAP-bases financial statements, commencing with the registrations in 1997, management will prepare and have audited only STAP-basis financial statements.
The STAP-basis financial statements included in this registration statement have been prepared in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance, which is an "other comprehensive basis of accounting" as that term is defined by the American Institute of Certified Public Accountants (see notes 1 and 2 to the enclosed audited STAP-basis financial statements for information on such prescribed and permitted practices).
Because 1996 is the initial year for which STAP-basis financial statements are used for purposes of these separate account product filings with the SEC, management has included the following financial statements of the Company to allow for comparability between years:
 . Section 1 contains the STAP-basis balance sheets of the Company as of Decem-ber 31, 1996 and 1995 and the related STAP-basis statements of income, changes in capital and surplus, and cash flows for the three years in the pe-riod ended December 31, 1996.
 . Section 2 contains the GAAP-basis balance sheets of the Company as of Decem-ber 31, 1995 and 1994 and the related consolidated statements of income, shareholder's equity, and cash flows for each of the three years in the pe-riod ended December 31, 1995.

LINCOLN NATIONAL LIFE INSURANCE CO.

CONSOLIDATED BALANCE SHEETS

                                                      December 31
                                                      1995        1994
                                                      ----------- -----------
                                                      (000's omitted)
                                                      -----------------------
ASSETS
INVESTMENTS:
Securities available-for-sale, at fair value:
 . Fixed maturity (cost: 1995 -- $18,852,837; 1994 --
   $18,193,928)                                       $20,414,785 $17,692,214
----------------------------------------------------
 . Equity (cost: 1995 -- $480,261; 1994 -- $416,351)       598,435     456,333
----------------------------------------------------
Mortgage loans on real estate                           3,147,783   2,795,914
----------------------------------------------------
Real estate                                               746,023     679,512
----------------------------------------------------
Policy loans                                              565,325     528,731
----------------------------------------------------
Other investments                                         241,219     158,196
----------------------------------------------------  ----------- -----------
Total investments                                      25,713,570  22,310,900
----------------------------------------------------
Cash and invested cash                                    802,743     990,880
----------------------------------------------------
Property and equipment                                     53,830      54,989
----------------------------------------------------
Deferred acquisition costs                                953,834   1,736,526
----------------------------------------------------
Premiums and fees receivable                              117,634     123,494
----------------------------------------------------
Accrued investment income                                 352,301     367,370
----------------------------------------------------
Assets held in separate accounts                       18,461,629  13,000,540
----------------------------------------------------
Federal income taxes                                           --     134,463
----------------------------------------------------
Amounts recoverable from reinsurers                     2,940,976   2,069,292
----------------------------------------------------
Goodwill                                                    5,149       3,385
----------------------------------------------------
Other assets                                              185,398     233,708
----------------------------------------------------  ----------- -----------
Total assets                                          $49,587,064 $41,025,547
----------------------------------------------------  =========== ===========

LIABILITIES AND SHAREHOLDER'S EQUITY
LIABILITIES:
Policy liabilities and accruals:
 . Future policy benefits, claims and claims expenses  $ 8,435,019 $ 7,540,772
----------------------------------------------------
 . Unearned premiums                                        55,174      61,472
----------------------------------------------------  ----------- -----------
Total policy liabilities and accruals                   8,490,193   7,602,244
----------------------------------------------------
Contractholder funds                                   18,171,822  17,028,628
----------------------------------------------------
Liabilities related to separate accounts               18,461,629  13,000,540
----------------------------------------------------
Federal income taxes                                      166,430          --
----------------------------------------------------
Short-term debt                                           124,783     153,656
----------------------------------------------------
Long-term debt                                             40,827      54,794
----------------------------------------------------
Other liabilities                                       1,412,534   1,264,730
----------------------------------------------------  ----------- -----------
Total liabilities                                      46,868,218  39,104,592
----------------------------------------------------
SHAREHOLDER'S EQUITY:
Common stock, $2.50 par value:
 . Authorized, issued and outstanding shares -- 10
  million
  (owned by Lincoln National Corp.)                        25,000      25,000
----------------------------------------------------
Additional paid-in capital                                809,557     791,605
----------------------------------------------------
Retained earnings                                       1,440,994   1,428,969
----------------------------------------------------
Net unrealized gain (loss) on securities available-
for-sale                                                  443,295    (324,619)
----------------------------------------------------  ----------- -----------
Total shareholder's equity                              2,718,846   1,920,955
----------------------------------------------------  ----------- -----------
Total liabilities and shareholder's equity            $49,587,064 $41,025,547
----------------------------------------------------  =========== ===========

See accompanying notes.

LINCOLN NATIONAL LIFE INSURANCE CO.

CONSOLIDATED STATEMENTS OF INCOME

                                            Year ended December 31
                                            1995       1994        1993
                                            ---------------------------------
                                            (000's omitted)
                                            ---------------------------------
REVENUE
Insurance premiums                          $  846,873 $1,099,480  $1,972,630
------------------------------------------
Insurance fees                                 450,423    390,384     425,083
------------------------------------------
Net investment income                        1,899,630  1,673,981   1,823,459
------------------------------------------
Realized gain (loss) on investments            136,195   (138,522)     92,150
------------------------------------------
Gain (loss) on sale of affiliates                   --     68,954     (98,500)
------------------------------------------
Other                                            3,405     20,946      35,781
------------------------------------------  ---------- ----------  ----------
Total revenue                                3,336,526  3,115,223   4,250,603
------------------------------------------

BENEFITS AND EXPENSES
Benefits and settlement expenses             2,122,616  2,194,047   3,033,139
------------------------------------------
Underwriting, acquisition, insurance and
 other expenses                                764,346    660,363     881,703
------------------------------------------
Interest expense                                    67        615          96
------------------------------------------  ---------- ----------  ----------
Total benefits and expenses                  2,887,029  2,855,025   3,914,938
------------------------------------------  ---------- ----------  ----------
Income before federal income taxes
and cumulative effect of accounting change     449,497    260,198     335,665
------------------------------------------
Federal income taxes                           127,472     40,400     142,544
------------------------------------------
Income before cumulative effect of
 accounting change                             322,025    219,798     193,121
------------------------------------------  ---------- ----------  ----------
Cumulative effect of accounting change
(postretirement benefits)                           --         --      45,582
------------------------------------------  ---------- ----------  ----------
Net income                                  $  322,025 $  219,798  $  147,539
------------------------------------------  ========== ==========  ==========

EARNINGS PER SHARE
Income before cumulative effect of
 accounting change                              $32.20     $21.98      $19.31
------------------------------------------
Cumulative effect of accounting change
(postretirement benefits)                           --         --       (4.56)
------------------------------------------  ---------- ----------  ----------
Net income                                      $32.20     $21.98      $14.75
------------------------------------------  ========== ==========  ==========



See accompanying notes.

LINCOLN NATIONAL LIFE INSURANCE CO.

CONSOLIDATED STATEMENTS OF
SHAREHOLDER'S EQUITY

                                           Year ended December 31
                                           1995        1994        1993
                                                ------------------------------
                                           (000's omitted)
                                           ----------------------------------
Common stock -- balance at beginning and
 end of year                               $   25,000  $   25,000  $   25,000
-----------------------------------------
ADDITIONAL PAID-IN CAPITAL:
Balance at beginning of year                  791,605     791,444     791,223
-----------------------------------------
Contribution from Lincoln National Corp.       17,952         161         221
-----------------------------------------
                                           ----------  ----------  ----------
Balance at end of year                        809,557     791,605     791,444
-----------------------------------------
RETAINED EARNINGS:
Balance at beginning of year                1,428,969   1,334,171   1,198,632
-----------------------------------------
Net income                                    322,025     219,798     147,539
-----------------------------------------
Dividends declared                           (310,000)   (125,000)    (12,000)
-----------------------------------------
                                           ----------  ----------  ----------
Balance at end of year                      1,440,994   1,428,969   1,334,171
-----------------------------------------
NET UNREALIZED GAIN (LOSS) ON SECURITIES
 AVAILABLE-FOR-SALE:
Balance at beginning of year                 (324,619)    621,161      47,303
-----------------------------------------
Cumulative effect of accounting change             --          --     564,153
-----------------------------------------
Other change during year                      767,914    (945,780)      9,705
-----------------------------------------
                                           ----------  ----------  ----------
Balance at end of year                        443,295    (324,619)    621,161
-----------------------------------------
                                           ----------  ----------  ----------
Total shareholder's equity at end of year  $2,718,846  $1,920,955  $2,771,776
-----------------------------------------
                                           ==========  ==========  ==========




See accompanying notes.

LINCOLN NATIONAL LIFE INSURANCE CO.

CONSOLIDATED STATEMENTS OF CASH FLOWS

                                          Year ended December 31
                                          1995         1994         1993
                                          -----------  -----------  ----------
                                          (000's omitted)
                                          ------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                $   322,025  $   219,798  $  147,539
----------------------------------------
Adjustments to reconcile net income to
net cash
provided by operating activities:
 . Deferred acquisition costs                  124,526     (171,063)    (92,183)
----------------------------------------
 . Premiums and fees receivable                  6,082       10,755      80,582
----------------------------------------
 . Accrued investment income                    15,069      (54,434)    (18,827)
----------------------------------------
 . Policy liabilities and accruals             621,603      114,038     345,142
----------------------------------------
 . Contractholder funds                      1,335,625    1,769,240   1,248,058
----------------------------------------
 . Amounts recoverable from reinsurers        (883,425)    (884,388)   (700,622)
----------------------------------------
 . Federal income taxes                         95,745        8,364    (130,308)
----------------------------------------
 . Provisions for depreciation                  39,089       38,870      41,516
----------------------------------------
 . Amortization of discount and premium        (86,653)       7,928    (100,274)
----------------------------------------
 . Realized loss (gain) on investments        (244,995)     219,682    (115,881)
----------------------------------------
 . Loss (gain) on sale of affiliates                --      (68,954)     98,500
----------------------------------------
 . Cumulative effect of accounting change           --           --      45,582
----------------------------------------
 . Other                                       458,542       (4,599)     51,369
----------------------------------------  -----------  -----------  ----------
Net adjustments                             1,481,208      985,439     752,654
----------------------------------------  -----------  -----------  ----------
Net cash provided by operating
 activities                                 1,803,233    1,205,237     900,193
----------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
Securities available-for-sale:
 . Purchases                               (13,549,807) (12,100,213) (7,171,684)
----------------------------------------
 . Sales                                    12,163,673    9,326,809   7,139,781
----------------------------------------
 . Maturities                                  929,018      958,065      42,707
----------------------------------------
Fixed maturity securities held for
 investment:
 . Purchases                                        --           --  (5,903,805)
----------------------------------------
 . Sales                                            --           --   2,805,980
----------------------------------------
 . Maturities                                       --           --   1,639,739
----------------------------------------
Purchases of other investments             (1,711,427)  (1,421,321) (1,936,013)
----------------------------------------
Sale or maturity of other investments       1,198,536    1,457,157   1,142,872
----------------------------------------
Sale of affiliates                                 --      520,340          --
----------------------------------------
Decrease in cash collateral on loaned
 securities                                   (39,681)    (163,872)    (40,454)
----------------------------------------
Other                                        (213,708)     (37,606)     83,751
----------------------------------------  -----------  -----------  ----------
Net cash used in investing activities      (1,223,396)  (1,460,641) (2,197,126)
----------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
Principal payments on long-term debt          (13,967)        (200)     (1,138)
----------------------------------------
Issuance of long-term debt                         --           --      10,314
----------------------------------------
Net increase (decrease) in short-term
 debt                                         (28,873)       3,629      13,047
----------------------------------------
Universal life and investment contract
 deposits                                   1,716,239    2,381,829   2,418,037
----------------------------------------
Universal life and investment contract
 withdrawals                               (2,149,325)  (1,604,450) (1,503,105)
----------------------------------------
Capital contribution from Lincoln
 National Corp.                                17,952          161         221
----------------------------------------
Dividends paid to shareholder                (310,000)    (125,000)    (12,000)
----------------------------------------  -----------  -----------  ----------
Net cash provided by (used in) financing
 activities                                  (767,974)     655,969     925,376
----------------------------------------  -----------  -----------  ----------

Net increase (decrease) in cash  (188,137)  400,565 (371,557)
-------------------------------
Cash at beginning of year         990,880   590,315  961,872
-------------------------------  --------  -------- --------
Cash at end of year              $802,743  $990,880 $590,315
-------------------------------  ========  ======== ========

See accompanying notes.

LINCOLN NATIONAL LIFE INSURANCE CO.

NOTES TO CONSOLIDATED
FINANCIAL STATEMENTS

December 31, 1995

1.SUMMARY OF SIGNIFICANT
  ACCOUNTING POLICIES

  Basis of presentation
  The accompanying consolidated financial statements include Lincoln National Life Insurance Co. ("Lincoln Life") and its majority owned subsidiaries. Lincoln Life and its subsidiaries operate multiple insurance businesses. Operations are divided into two business segments (see Note 9). These con-solidated financial statements have been prepared in conformity with gener-ally accepted accounting principles.

  Use of estimates
  The nature of the insurance business requires management to make estimates and assumptions that affect the amounts reported in the consolidated finan-cial statements and accompanying notes. Actual results could differ from those estimates.

  Investments
  Lincoln Life classifies its fixed maturity securities and equity securities (common and non-redeemable preferred stocks) as available-for-sale and, ac-cordingly, such securities are carried at fair value. The cost of fixed ma-turity securities is adjusted for amortization of premiums and discounts. The cost of fixed maturity and equity securities is adjusted for declines in value that are other than temporary.

  For the mortgage-backed securities portion of the fixed maturity securities portfolio, Lincoln Life recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the se-curities. When estimates of prepayments change, the effective yield is re-calculated to reflect actual payments to date and anticipated future pay-ments. The net investment in the securities is adjusted to the amount that would have existed had the new effective yield been applied since the ac-quisition of the securities. This adjustment is reflected in net investment income.

  Mortgage loans on real estate are carried at outstanding principal balances less unaccrued discounts and net of reserves for declines that are other than temporary. Investment real estate is carried at cost less allowances for depreciation. Such real estate is carried net of reserves for declines in value that are other than temporary. Real estate acquired through foreclosure proceedings is re-corded at fair value on the settlement date which establishes a new cost basis. If a subsequent periodic review of a foreclosed property indicates the fair value, less estimated costs to sell, is lower than the carrying value at the settlement date, the carrying value is adjusted to the lower amount. Policy loans are carried at the aggregate unpaid balances. Any changes to the reserves for mortgage loans on real estate and real estate are reported as a realized gain (loss) on investments.

  Cash and invested cash are carried at cost and include all highly liquid debt instruments purchased with a maturity of three months or less, includ-ing participation in a short-term investment pool administered by Lincoln National Corp. (LNC), the Lincoln Life's parent.

  Realized gain (loss) on investments is recognized in net income, net of re-lated amortization of deferred acquisition costs, using the specific iden-tification method. Changes in the fair values of securities carried at fair value are reflected directly in shareholder's equity after deductions for related adjustments for deferred acquisition costs and amounts required to satisfy policyholder commitments that would have been recorded if these se-curities would have been sold at their fair value, and after deferred taxes or credits to the extent deemed recoverable.

  Derivatives
  Lincoln Life hedges certain portions of its exposure to interest rate fluc-tuations, the widening of bond yield spreads over comparable maturity U.S. Government obligations and foreign exchange risk by entering into deriva-tive transactions. A description of Lincoln Life's accounting for its hedge of such risks is discussed in the following two paragraphs.

  The premium paid for interest rate caps is deferred and amortized to net investment income on a straight-line basis over the term of the interest rate cap. Any settlement received in accordance with the terms of the in-terest rate caps is recorded as investment income. Spread-lock agreements, interest rate swaps and financial futures, which hedge fixed maturity secu-rities available-for-sale, are carried at fair value with the change in fair value reflected directly in shareholder's equity. Realized gain (loss) from the settlement of such derivatives is deferred and amortized over the life of the hedged assets as an adjustment to the yield. Foreign exchange forward contracts, foreign currency options and foreign currency swaps, which hedge some of the foreign exchange risk of investments in fixed matu-rity securities denominated in foreign currencies, are carried at fair value with the change in fair value reflected in earnings. Realized

LINCOLN NATIONAL LIFE INSURANCE CO.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
CONTINUED

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES CONTINUED gain (loss) from the settlement of such derivatives is also zreflected in earnings.

  Hedge accounting is applied as indicated above after Lincoln Life deter-mines that the items to be hedged expose Lincoln Life to interest rate fluctuations, the widening of bond yield spreads over comparable maturity U.S. Government obligations and foreign exchange risk; and the derivatives used are designated as a hedge and reduce the indicated risk by having a high correlation of changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period. Should such criteria not be met, the change in value of the deriva-tives is included in net income.

  Property and equipment
  Property and equipment owned for Lincoln Life use is carried at cost less allowances for depreciation.

  Premiums and fees
  Revenue for universal life and other interest-sensitive life insurance pol-icies consists of policy charges for cost of insurance, policy initiation and administration, and surrender charges that have been assessed. Tradi-tional individual life-health and annuity premiums are recognized as reve-nue over the premium-paying period of the policies. Group health premiums are prorated over the contract term of the policies.

  Assets held in separate accounts/ liabilities related to separate accounts These assets and liabilities represent segregated funds administered and invested by Lincoln Life for the exclusive benefit of pension and variable life and annuity contractholders. The fees received by Lincoln Life for ad-ministrative and contractholder maintenance services performed for these separate accounts are included in Lincoln Life's consolidated statements of income.

  Deferred acquisition costs
  Commissions and other costs of acquiring universal life insurance, variable universal life insurance, traditional life insurance, annuities and group health insurance which vary with and are primarily related to the produc-tion of new business, have been deferred to the extent recoverable. Acqui-sition costs for universal and variable universal life insurance policies are being amortized over the lives of the policies in relation to the inci-dence of estimated gross profits from surrender charges and investment, mortality and expense margins, and actual realized gain (loss) on invest-ments. That amortization is adjusted retrospectively when estimates of cur-rent or future gross profits to be realized from a group of policies are revised. The traditional life-health and annuity acquisition costs are am-ortized over the premium-paying period of the related policies using as-sumptions consistent with those used in computing policy reserves.

  Expenses
  Expenses for universal and variable universal life insurance policies in-clude interest credited to policy account balances and benefit claims in-curred during the period in excess of policy account balances. Interest crediting rates associated with funds invested in Lincoln Life's general account during 1993 through 1995 ranged from 6.1% to 8.25%.

  Goodwill
  The cost of acquired subsidiaries in excess of the fair value of net assets (goodwill) is amortized using the straight-line method over periods that generally correspond with the benefits expected to be derived from the ac-quisitions. Goodwill is amortized over 40 years. The carrying value of goodwill is reviewed periodically for indicators of impairment in value.

  Policy liabilities and accruals
  The liabilities for future policy benefits and expenses for universal and variable universal life insurance policies consist of policy account bal-ances that accrue to the benefit of the policyholders, excluding surrender charges. The liabilities for future policy benefits and expenses for tradi-tional life policies and immediate and deferred paid-up annuities are com-puted using a net level premium method and assumptions for investment yields, mortality and withdrawals based principally on Lincoln Life experi-ence projected at the time of policy issue, with provision for possible ad-verse deviations. Interest assumptions for traditional direct individual life reserves for all policies range from 2.3% to 11.7% graded to 5.7% af-ter 30 years depending on time of policy issue. Interest rate assumptions for reinsurance reserves range from 5.0% to 11.0% graded to 8.0% after 20 years. The interest assumptions for immediate and deferred paid-up annui-ties range from 4.5% to 8.0%.

  With respect to its policy liabilities and accruals, Lincoln Life carries on a continuing review of its 1) overall reserve position, 2) reserving techniques

LINCOLN NATIONAL LIFE INSURANCE CO.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
CONTINUED
1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES CONTINUED and 3) reinsurance arrangements, and as experience develops and new infor-mation becomes known, liabilities are adjusted as deemed necessary. The ef-fects of changes in estimates are included in the operating results for the period in which such estimates occur.

  Reinsurance
  Lincoln Life enters into reinsurance agreements with other companies in the normal course of their business. Lincoln Life may assume reinsurance from unaffiliated companies and/or cede reinsurance to such companies. Assets/liabilities and premiums/benefits from certain reinsurance contracts which grant statutory surplus to other insurance companies have been netted on the balance sheets and income statements, respectively, since there is a right of offset. All other reinsurance agreements are reported on a gross basis.

  Depreciation
  Provisions for depreciation of investment real estate and property and equipment owned for Lincoln Life use are computed principally on the straight-line method over the estimated useful lives of the assets.

  Postretirement medical and life insurance benefits
  Lincoln Life accounts for its postretirement medical and life insurance benefits using the full accrual method.

  Income taxes
  Lincoln Life and eligible subsidiaries have elected to file consolidated Federal and state income tax returns with their parent, LNC. Pursuant to an intercompany tax sharing agreement with LNC, Lincoln Life and its eligible subsidiaries provide for income taxes on a separate return filing basis. The tax sharing agreement also provides that Lincoln Life and eligible sub-sidiaries will receive benefit for net operating losses, capital losses and tax credits which are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC.

  Lincoln Life uses the liability method of accounting for income taxes. De-ferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax return purposes. Lincoln Life establishes a valuation allowance for any portion of its deferred tax assets which are unlikely to be realized.

2.CHANGES IN ACCOUNTING PRINCIPLES
  AND CHANGES IN ESTIMATES

  Postretirement benefits other than pensions
  Effective January 1, 1993, Lincoln Life changed its method of accounting for postretirement medical and life insurance benefits for its eligible em-ployees and agents from a pay-as-you-go method to a full accrual method in accordance with Financial Accounting Standards No. 106 entitled "Employers' Accounting for Postretirement Benefits Other Than Pensions" ("FAS 106"). This full accrual method recognizes the estimated obligation for retired employees and agents and active employees and agents who are expected to retire in the future. The effect of the change was to increase net periodic postretirement benefit cost by $7,800,000 and decrease income before cumu-lative effect of accounting change by $5,100,000 ($0.51 per share). The im-plementation of FAS 106 resulted in a one-time charge to the first quarter 1993 net income of $45,600,000 or $4.56 per share ($69,000,000 pre-tax) for the cumulative effect of the accounting change. See Note 6 for additional disclosures regarding postretirement benefits other than pensions.

  Accounting by creditors for impairment of a loan
  Financial Accounting Standards No. 114 entitled "Accounting by Creditors for Impairment of a Loan" ("FAS 114") issued in May 1993, was adopted by Lincoln Life effective January 1, 1993. FAS 114 requires that if an im-paired mortgage loan's fair value as described in Note 3 is less than the recorded investment in the loan, the difference is recorded in the mortgage loan allowance for losses account. The adoption of FAS 114 resulted in ad-ditions to the mortgage loan allowance for losses account and reduced first quarter 1993 income before cumulative effect of accounting change and net income by $37,700,000, or $3.77 per share ($57,200,000 pre-tax). See Note 3 for further mortgage loan disclosures. Most of the effect of this change in accounting was within the Life Insurance and Annuities business segment.

  Accounting for certain investments in debt and equity securities
  Financial Accounting Standards No. 115 entitled "Accounting for Certain In-vestments in Debt and Equity Securities" ("FAS 115") issued in May 1993, was adopted by Lincoln Life as of December 31, 1993. In accordance with the rules, the

LINCOLN NATIONAL LIFE INSURANCE CO.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
CONTINUED
2. CHANGES IN ACCOUNTING PRINCIPLESAND CHANGES IN ESTIMATES CONTINUED prior year financial statements have not been restated to reflect the change in accounting principle. Under FAS 115, securities can be classified as available-for-sale, trading or held-to-maturity according to the hold-er's intent. Lincoln Life classified its entire fixed maturity securities portfolio as "available-for-sale." Securities classified as available-for-sale are carried at fair value and unrealized gains and losses on such se-curities are carried as a separate component of shareholder's equity. The ending balance of shareholder's equity at December 31, 1993 was increased by $564,200,000 (net of $377,500,000 of related adjustments to deferred ac-quisition costs, $50,700,000 of policyholder commitments and $303,700,000 in deferred income taxes, all of which would have been recognized if those securities would have been sold at their fair value, net of amounts appli-cable to Security-Connecticut Corp.) to reflect the net unrealized gain on fixed maturity securities classified as available-for-sale previously car-ried at amortized cost. Prior to the adoption of FAS 115, Lincoln Life car-ried a portion of its fixed maturity securities at fair value with unrealized gains and losses carried as a separate component of sharehold-er's equity. The remainder of such securities were carried at amortized cost.

  Change in estimate for net investment income related to mortgage-backed securities
  At December 31, 1993, Lincoln Life had $5,942,100,000 invested in mortgage-backed securities. As indicated in Note 1, Lincoln Life recognizes income on these securities using a constant effective yield based on anticipated prepayments. With the implementation of new investment software in December 1993, Lincoln Life was able to significantly refine its estimate of the ef-fective yield on such securities to better reflect actual prepayments and estimates of future prepayments. This resulted in an increase in the amor-tization of purchase discount on these securities of $58,000,000 and, after related amortization of deferred acquisition costs ($18,300,000) and income taxes ($14,300,000), increased 1993's income before cumulative effect of accounting change and net income by $25,500,000 or $2.55 per share.
  Most of the effect of this change in estimate was within the Life Insurance and Annuities business segment.

  Change in estimate for disability income reserves
  During the fourth quarter of 1993, income before cumulative effect of ac-counting change and net income decreased by $15,500,000 or $1.55 per share as the result of strengthening reinsurance disability income reserves by $23,900,000. The need for this reserve increase within the Reinsurance seg-ment was identified as the result of management's assessment of current ex-pectations for morbidity trends and the impact of lower investment income due to lower interest rates.

  During the fourth quarter of 1995, Lincoln Life completed an in-depth re-view of the experience of its disability income business. As a result of this study, and based on the assumption that recent experience will con-tinue in the future, income before cumulative effect of accounting change and net income decreased by $33,500,000 or $3.35 per share ($51,500,000 pre-tax) as a result of strengthening disability income reserves by $15,200,000 and writing-off deferred acquisition costs of $36,300,000 in the Reinsurance segment.

LINCOLN NATIONAL LIFE INSURANCE CO.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
CONTINUED
3.INVESTMENTS
  The major categories of net investment income are as follows:

                                  Year ended December 31
                                  1995     1994     1993
                                                  ----------
                                  (in millions)
                                  --------------------------
   Fixed maturity securities      $1,549.4 $1,357.4 $1,497.6
   -----------------------------
   Equity securities                   8.9      7.4      4.3
   -----------------------------
   Mortgage loans on real estate     268.3    271.3    294.2
   -----------------------------
   Real estate                       110.0     97.8     75.2
   -----------------------------
   Policy loans                       35.4     32.7     36.0
   -----------------------------
   Invested cash                      55.4     46.4     24.8
   -----------------------------
   Other investments                  15.8      7.3      8.0
   -----------------------------  -------- -------- --------
   Investment revenue              2,043.2  1,820.3  1,940.1
   -----------------------------
   Investment expenses               143.6    146.3    116.6
   -----------------------------  -------- -------- --------
   Net investment income          $1,899.6 $1,674.0 $1,823.5
   -----------------------------
                                  ======== ======== ========

  The realized gain (loss) on investments is as follows:

                                                     Year ended December 31
                                                     1995    1994     1993
                                                    --------------------------
                                                     (in millions)
                                                     ------------------------
   Fixed maturity securities available-for-sale:
   . Gross gain                                      $239.6  $  69.6  $  91.1
   ------------------------------------------------
   . Gross loss                                       (87.8)  (294.1)    (8.4)
   ------------------------------------------------
   Equity securities available-for-sale:
   . Gross gain                                        82.3     50.2     88.3
   ------------------------------------------------
   . Gross loss                                       (31.3)   (50.5)   (33.7)
   ------------------------------------------------
   Fixed maturity securities held for investment:
   . Gross gain                                          --       --    209.9
   ------------------------------------------------
   . Gross loss                                          --       --    (69.5)
   ------------------------------------------------
   Other investments                                   42.2      5.1   (161.8)
   ------------------------------------------------
   Related restoration or amortization of deferred
   acquisition
   costs and provision for policyholder commitments  (108.8)    81.2    (23.7)
   ------------------------------------------------  ------  -------  -------
                                                     $136.2  $(138.5) $  92.2
                                                     ======  =======  =======

  Provisions (credits) for write-downs and net changes in pro-visions for losses, which are included in realized gain
  (loss) on investments shown above, are as follows:

                                  Year ended
                                  December 31
                                  1995   1994  1993

                                  (in millions)
                                  -------------------
   Fixed maturity securities      $10.4  $14.2 $ 55.6
   -----------------------------
   Equity securities                3.3    6.8     --
   -----------------------------
   Mortgage loans on real estate   14.7   19.5  136.7
   -----------------------------
   Real estate                     (7.2)  13.0   21.8
   -----------------------------
   Other long-term investments     (1.5)    .3    3.9
   -----------------------------
   Guarantees                      (2.2)   4.3    1.7
   -----------------------------
                                  -----  ----- ------
                                  $17.5  $58.1 $219.7
                                  =====  ===== ======

LINCOLN NATIONAL LIFE INSURANCE CO.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
CONTINUED
3.INVESTMENTS CONTINUED
  The change in unrealized appreciation (depreciation) on in-vestments in fixed maturity and equity securities is as fol-lows:

                                                  Year ended December 31
                                                  1995     1994       1993
                                                 ------------------------------
                                                  (in millions)
                                                  ----------------------------
   Fixed maturity securities available-for-sale   $2,063.7 $(1,903.7) $1,387.1
   ---------------------------------------------
   Equity securities available-for-sale               78.1     (26.0)      9.2
   ---------------------------------------------
   Fixed maturity securities held for investment        --        --    (959.7)
   ---------------------------------------------
                                                  -------- ---------  --------
                                                  $2,141.8 $(1,929.7) $  436.6
                                                  ======== =========  ========

  The cost, gross unrealized gain and loss and fair value of securities available-for-sale are as follows:

                                          Year ended December 31, 1995
                                          -----------------------------------
                                                    Gross
                                                    unrealized
                                                    --------------- Fair
                                          Cost      Gain     Loss   value
                                     ----------------------------------------
                                          (in millions)
                                          -----------------------------------
   Corporate bonds                        $12,412.1 $1,141.0 $ 28.7 $13,524.4
   -------------------------------------
   U.S. Government bonds                      569.6     83.9     .1     653.4
   -------------------------------------
   Foreign government bonds                   927.9     70.3     .6     997.6
   -------------------------------------
   Mortgage-backed securities:
   . Mortgage pass-through securities       1,072.5     41.0    3.2   1,110.3
   -------------------------------------
   . Collateralized mortgage obligations    3,816.3    262.5    7.4   4,071.4
   -------------------------------------
   . Other mortgage-backed securities           2.8       .3     --       3.1
   -------------------------------------
   State and municipal bonds                   12.3       .1     --      12.4
   -------------------------------------
   Redeemable preferred stocks                 39.3      2.9     --      42.2
   -------------------------------------
                                          --------- -------- ------ ---------
   Total fixed maturity securities         18,852.8  1,602.0   40.0  20,414.8
   -------------------------------------
   Equity securities                          480.3    123.6    5.5     598.4
   -------------------------------------
                                          --------- -------- ------ ---------
                                          $19,333.1 $1,725.6 $ 45.5 $21,013.2
                                          ========= ======== ====== =========
                                          Year ended December 31, 1994
                                          -----------------------------------
                                                    Gross
                                                    unrealized
                                                    --------------- Fair
                                          Cost      Gain     Loss   value
                                     ----------------------------------------
                                          (in millions)
                                          -----------------------------------
   Corporate bonds                        $11,519.3 $  143.3 $514.4 $11,148.2
   -------------------------------------
   U.S. Government bonds                    1,048.4      6.9   25.5   1,029.8
   -------------------------------------
   Foreign governments bonds                  541.2      4.7   12.5     533.4
   -------------------------------------
   Mortgage-backed securities:
   . Mortgage pass-through securities       1,176.8      3.0   44.1   1,135.7
   -------------------------------------
   . Collateralized mortgage obligations    3,835.5     85.8  148.6   3,772.7
   -------------------------------------
   . Other mortgage-backed securities           5.0       .1     .1       5.0
   -------------------------------------
   State and municipal bonds                   16.3       .4     --      16.7
   -------------------------------------
   Redeemable preferred stocks                 51.4       .2     .9      50.7
   -------------------------------------
                                          --------- -------- ------ ---------
   Total fixed maturity securities         18,193.9    244.4  746.1  17,692.2
   -------------------------------------
   Equity securities                          416.3     56.4   16.4     456.3
   -------------------------------------
                                          --------- -------- ------ ---------
                                          $18,610.2 $  300.8 $762.5 $18,148.5
                                          ========= ======== ====== =========

LINCOLN NATIONAL LIFE INSURANCE CO.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
CONTINUED
3.INVESTMENTS CONTINUED
  Future maturities of fixed maturity securities available-for-sale are as follows:

                                           December 31, 1995
                                           -------------------
                                                     Fair
                                           Cost      value
                                           --------- ---------
                                           (in millions)
                                           -------------------
   Due in one year or less                 $   278.4 $   282.6
   --------------------------------------
   Due after one year through five years     2,955.7   3,102.1
   --------------------------------------
   Due after five years through ten years    4,918.2   5,265.9
   --------------------------------------
   Due after ten years                       5,808.9   6,579.4
   --------------------------------------  --------- ---------
                                            13,961.2  15,230.0
   Mortgage-backed securities                4,891.6   5,184.8
   --------------------------------------  --------- ---------
                                           $18,852.8 $20,414.8
                                           ========= =========

  The foregoing data is based on stated maturities. Actual maturities will differ in some cases because borrowers may have the right to call or pre-pay obligations.

  At December 31, 1995, the current par, amortized cost and estimated fair value of investments in mortgage-backed securities summarized by interest rates of the underlying collateral are as follows:

             December 31, 1995
             -------------------------------
             Current Par Cost     Fair value
             ----------- -------- ----------
             (in millions)
             -------------------------------
   Below 7%  $  292.6    $  290.5  $  293.6
   --------
   7%-8%      1,302.8     1,276.9   1,318.2
   --------
   8%-9%      1,607.0     1,564.7   1,669.8
   --------
   Above 9%   1,810.5     1,759.5   1,903.2
   --------  --------    --------  --------
             $5,012.9    $4,891.6  $5,184.8
             ========    ========  ========

  The quality ratings of fixed maturity securities available-for-sale are as follows:

                       December 31, 1995
                       -----------------
   Treasuries and AAA   34.1%
   ------------------
   AA                    8.0
   ------------------
   A                    25.9
   ------------------
   BBB                  24.5
   ------------------
   BB                    3.9
   ------------------
   Less than BB          3.6
   ------------------  ------
                       100.0%
                       ======

  Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When Lincoln Life determines that a loan is impaired, a provision for loss is established for the difference between the carrying value of the mortgage loan and the estimated value. Estimated value is based on either the present value of expected future cash flows discounted at the loan's effective interest rate, the loan's observable market price or the fair value of the collateral. The provision for losses is reported as realized gain (loss) on investments. Mortgage loans deemed to be uncollectible are charged against the provision for losses and subsequent recoveries, if any, are credited to the provision for losses.

LINCOLN NATIONAL LIFE INSURANCE CO.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
CONTINUED
3.INVESTMENTS CONTINUED
  The provision for losses is maintained at a level believed adequate by management to absorb estimated probable credit losses. Management's periodic evaluation of the adequacy of the provision for losses is based on the Company's past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires estimating the amounts and timing of future cash flows expected to be received on impaired loans that may be susceptible to significant change.

  Impaired loans along with the related allowance for losses are as follows:

                                                December 31
                                                1995    1994
                                                ------  ------
                                                (in millions)
                                                --------------
   Impaired loans with allowance for losses     $144.7  $246.0
   -------------------------------------------
   Allowance for losses                          (28.5)  (56.6)
   -------------------------------------------
   Impaired loans with no allowance for losses     2.1     2.2
   -------------------------------------------
                                                ------  ------
   Net impaired loans                           $118.3  $191.6
   -------------------------------------------
                                                ======  ======

  Impaired loans with no allowance for losses are a result of direct write-downs or for collateral dependent loans where the fair value of the collateral is greater than the re-corded investment in such loans.

  A reconciliation of the mortgage loan allowance for losses for these impaired mortgage loans is as follows:

                                      Year ended December
                                      31
                                      1995    1994     1993
                                      ------  -------  ------
                                      (in millions)
                                      -----------------------
   Balance at beginning of year       $ 56.6  $ 220.7  $129.1
   ---------------------------------
   Provisions for losses                14.7     19.5    79.5
   ---------------------------------
   Provision for adoption of FAS 114      --       --    57.2
   ---------------------------------
   Releases due to write-downs         (12.0)      --      --
   ---------------------------------
   Releases due to sales               (15.9)  (164.7)  (12.2)
   ---------------------------------
   Releases due to foreclosures        (14.9)   (18.9)  (32.9)
   ---------------------------------
                                      ------  -------  ------
   Balance at end of year             $ 28.5  $  56.6  $220.7
   ---------------------------------
                                      ======  =======  ======

LINCOLN NATIONAL LIFE INSURANCE CO.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
CONTINUED
3.INVESTMENTS CONTINUED
  The average recorded investment in impaired loans and the interest income recognized on impaired loans were as fol-lows:

                                                  Year ended December
                                                  31
                                                  1995   1994   1993
                                                  ------ ------ ------
                                                  (in millions)
                                                  --------------------
   Average recorded investment in impaired loans  $181.7 $467.5 $703.6
   ---------------------------------------------
   Interest income recognized on impaired loans     16.6   36.1   47.3
   ---------------------------------------------

  All interest income on impaired loans was recognized on the cash basis of income recognition.

  As of December 31, 1995 and 1994, Lincoln Life had restruc-tured loans of $62,500,000 and $36,200,000, respectively. Lincoln Life recorded $6,300,000 and $800,000 interest income on these restructured loans in 1995 and 1994, respectively. Interest income in the amount of $6,600,000 and $3,900,000 would have been recorded on these loans according to their original terms in 1995 and 1994, respectively. As of December 31, 1995 and 1994, Lincoln Life had no outstanding commit-ments to lend funds on restructured loans.

  As of December 31, 1995, the Company's investment commit-ments for fixed maturity securities (primarily private placements), mortgage loans on real estate and real estate were $543,100,000.

  Fixed maturity securities available-for-sale, mortgage loans on real estate and real estate with a combined carrying value at December 31, 1995 of $1,300,000 were non-income producing for the year ended December 31, 1995.

  The cost information for mortgage loans on real estate, real estate and other long-term investments are net of allowances for losses. The balance sheet account for other liabilities includes a reserve for guarantees of third-party debt. The amount of allowances and a reserve for such items is as fol-lows:

                                  December 31
                                  1995  1994
                                  ----- -----
                                  (in
                                  millions)
                                  -----------
   Mortgage loans on real estate  $28.5 $56.6
   -----------------------------
   Real estate                     46.6  65.2
   -----------------------------
   Other long-term investments     11.8  13.5
   -----------------------------

  Details underlying the balance sheet caption "Net Unrealized
  Gain (loss) on Securities Available-for-Sale," are as fol-lows:

                                                         December 31
                                                         1995       1994
                                                         ---------  ---------
                                                         (in millions)
                                                         --------------------
   Fair value of securities available-for-sale           $21,013.2  $18,148.5
   ----------------------------------------------------
   Cost of securities available-for-sale                  19,333.1   18,610.2
   ----------------------------------------------------  ---------  ---------
   Unrealized gain (loss)                                  1,680.1     (461.7)
   ----------------------------------------------------
   Adjustments to deferred acquisition costs                (492.1)     158.2
   ----------------------------------------------------
   Amounts required to satisfy policyholder commitments     (510.1)       8.6
   ----------------------------------------------------
   Deferred income credits (taxes)                          (234.6)     105.9
   ----------------------------------------------------
   Valuation allowance for deferred tax assets                  --     (135.6)
   ----------------------------------------------------
                                                         ---------  ---------
   Net unrealized gain (loss) on securities available-
    for-sale                                             $   443.3  $  (324.6)
   ----------------------------------------------------
                                                         =========  =========

LINCOLN NATIONAL LIFE INSURANCE CO.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
CONTINUED
3.INVESTMENTS CONTINUED
  Adjustments to Deferred acquisition costs and amounts re-quired to satisfy policyholder commitments are netted against the Deferred acquisition costs asset account and in-cluded with the Future policy benefits, claims and claims expense liability on the balance sheet, respectively.

4.FEDERAL INCOME TAXES
  The Federal income tax expense (benefit) before cumulative effect of accounting change is as follows:

             Year ended December
             31
             1995    1994    1993

             (in millions)
             ----------------------
   Current   $172.5  $(93.4) $261.3
   --------
   Deferred   (45.0)  133.8  (118.8)
   --------  ------  ------  ------
             $127.5  $ 40.4  $142.5
             ======  ======  ======

  Cash paid for Federal income taxes in 1995, 1994 and 1993 was $27,500,000, $41,400,000 and $272,600,000, respectively.
  The cash paid in 1995 is net of a $146,900,000 cash refund related to the carryback of 1994 capital losses to prior years.

  The effective tax rate on pre-tax income before cumulative effect of accounting change is lower than the prevailing corporate Federal income tax rate. A reconciliation of this difference is as follows:

                                         Year ended December
                                         31
                                         1995    1994   1993
                                                      ---------
                                         (in millions)
                                         ---------------------
   Tax rate times pre-tax income         $157.3  $91.1  $117.5
   ------------------------------------
   Effect of:
   . Tax-exempt investment income         (22.0) (21.5)  (16.2)
   ------------------------------------
   . Participating policyholders' share     5.4    3.4     4.1
   ------------------------------------
   . Loss (gain) on sale of affiliates       --  (24.1)   34.5
   ------------------------------------
   . Other items                          (13.2)  (8.5)    2.6
   ------------------------------------  ------  -----  ------
   Provision for income taxes            $127.5  $40.4  $142.5
   ------------------------------------  ======  =====  ======
   Effective tax rate                      28.4%  15.5%   42.5%
   ------------------------------------  ======  =====  ======

  The Federal income tax recoverable (liability) is as follows:

             December 31
             1995     1994
             -------  ------
             (in millions)
             ---------------
   Current   $ (25.0) $118.2
   --------
   Deferred   (141.4)   16.3
   --------  -------  ------
             $(166.4) $134.5
             =======  ======

LINCOLN NATIONAL LIFE INSURANCE CO.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
CONTINUED
4.FEDERAL INCOME TAXES CONTINUED
  Significant components of Lincoln Life's net deferred tax asset (liability) are as follows:

                             December 31
                             1995     1994
                             -------  -------
                             (in millions)
                             ----------------
   Deferred tax assets:
   . Policy liabilities and
     accruals and
     contractholder funds    $ 694.5  $ 430.9
   ------------------------
   . Loss on investments          --     16.8
   ------------------------
   . Net unrealized loss on
     securities available-
     for-sale                     --    161.6
   ------------------------
   . Postretirement
     benefits other than
     pensions                   25.3     24.2
   ------------------------
   . Other                      39.5     34.6
   ------------------------  -------  -------
   Total deferred tax
    assets                     759.3    668.1
   ------------------------
   Valuation allowance for
    deferred tax assets           --   (135.6)
   ------------------------  -------  -------
   Net deferred tax assets     759.3    532.5
   ------------------------
   Deferred tax
    liabilities:
   . Deferred acquisition
     costs                     218.8    475.5
   ------------------------
   . Net unrealized gain on
     securities available-
     for-sale                  579.6       --
   ------------------------
   . Gain on investments         7.7       --
   ------------------------
   . Other                      94.6     40.7
   ------------------------  -------  -------
   Total deferred tax
    liabilities                900.7    516.2
   ------------------------  -------  -------
   Net deferred tax
    (liability) asset        $(141.4) $  16.3
   ------------------------  =======  =======

  Lincoln Life is required to establish a "valuation allow-ance" for any portion of its deferred tax assets which are unlikely to be realized. At December 31, 1994, $161,600,000 of deferred tax assets relating to net unrealized capital losses on fixed maturity and equity securities available-for-sale were available to be recorded in shareholder's eq-uity before considering a valuation allowance. For Federal income tax purposes, capital losses may only be used to off-set capital gains in the current year or during a three-year carryback and five-year carryforward period. Due to these restrictions, and the uncertainty at that time of future capital gains, these deferred tax assets were substantially offset by a valuation allowance of $135,600,000. By December 31, 1995, the fair values of fixed maturity and equity secu-rities available-for-sale were greater than the cost basis resulting in unrealized capital gains. Accordingly, no valu-ation allowance was established as of December 31, 1995 since management believes it is more likely than not that Lincoln Life will realize the benefit of its deferred tax assets.

  Prior to 1984, a portion of the life companies' current income was not subject to current income tax, but was accumulated for income tax purposes in a memorandum account designated as "policyholders' surplus." The total of the life companies' balances in their respective "policyholders' surplus" accounts at December 31, 1983 of $204,800,000 was "frozen" by the Tax Reform Act of 1984 and, accordingly, there have been no additions to the accounts after that date. That portion of current income on which income taxes have been paid will continue to be accumulated in a memorandum account designated as "shareholder surplus," and is available for dividends to the shareholder without additional payment of tax. The December 31, 1995 total of the life companies' account balances for their "shareholder surplus" was $1,554,000,000. Should dividends to the shareholder for each life company exceed its respective "shareholder surplus," amounts would need to be transferred from its respective "policyholders' surplus" and would be subject to Federal income tax at that time. In connection with the 1993 sale of a life insurance affiliate (see Note
  10), $8,800,000 was transferred from policyholders' surplus

LINCOLN NATIONAL LIFE INSURANCE CO.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
CONTINUED
4.FEDERAL INCOME TAXES CONTINUED
  to shareholder surplus and current income tax of $3,100,000 was paid. Under existing or foreseeable circumstances, Lincoln Life neither expects nor intends that distributions will be made from the remaining balance in "policyholders' surplus" of $196,000,000 that will result in any such tax. Accordingly, no provision for deferred income taxes has been provided by Lincoln Life on its "policyholders' surplus" account. In the event that such excess distributions are made, it is estimated that income taxes of approximately $68,600,000 would be due.

5.SUPPLEMENTAL FINANCIAL DATA
  The balance sheet captions, "Real estate," "Other investments" and "Property and equipment," are shown net of allowances for depreciation as follows:

                           December 31
                           1995   1994
                           ------ ------
                           (in millions)
                           -------------
   Real estate             $ 51.6 $ 37.0
   ----------------------
   Other investments         14.6   12.2
   ----------------------
   Property and equipment   100.7  104.7
   ----------------------

  Details underlying the balance sheet caption, "Contractholder funds," are as follows:

                                                     December 31
                                                     1995      1994
                                                     --------- ---------
                                                     (in millions)
                                                     -------------------
   Premium deposit funds                             $17,886.9 $16,770.3
   ------------------------------------------------
   Undistributed earnings on participating business       91.9      63.6
   ------------------------------------------------
   Other                                                 193.0     194.7
   ------------------------------------------------
                                                     --------- ---------
                                                     $18,171.8 $17,028.6
                                                     ========= =========

  Details underlying the balance sheet captions, "Short-term and Long-term Debt," are as follows:

                                            December 31
                                            1995   1994
                                            ------ ------
                                            (in millions)
                                            -------------
   Short-term debt:
   ---------------------------------------
   . Short-term notes                       $123.5 $150.8
   ---------------------------------------
   . Current portion of long-term debt         1.3    2.9
   ---------------------------------------
                                            ------ ------
   Total short-term debt                    $124.8 $153.7
   ---------------------------------------
                                            ====== ======
   Long-term debt less current portion:
   ---------------------------------------
   . 7% mortgage note payable, due 1996     $   -- $  4.9
   ---------------------------------------
   . 9.48% mortgage note payable, due 1996      --    7.7
   ---------------------------------------
   . 12% mortgage note payable, due 1996        --     .2
   ---------------------------------------
   . 8.42% mortgage note payable, due 1997     7.0    7.2
   ---------------------------------------
   . 8.25% mortgage note payable, due 1997    10.1   10.2
   ---------------------------------------
   . 8% mortgage note payable, due 1997        2.1     --
   ---------------------------------------
   . 8.75% mortgage note payable, due 1998    18.4   18.8
   ---------------------------------------
   . 9.75% mortgage note payable, due 2002     3.2    5.8
   ---------------------------------------
                                            ------ ------
   Total long-term debt                     $ 40.8 $ 54.8
   ---------------------------------------
                                            ====== ======

LINCOLN NATIONAL LIFE INSURANCE CO.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
CONTINUED
5.SUPPLEMENTAL FINANCIAL DATA CONTINUED
  Fixed maturities of long-term debt are as follows (in mil-lions):

  1996 -- $ 1.31998 -- $18.42000 --    $ --
  1997 --  19.21999 --    --Thereafter -- 3.2

  Cash paid for interest for 1995, 1994 and 1993 was $67,000, $615,000 and $96,000, respectively.

  Reinsurance transactions included in the income statement caption, "Insurance premiums," are as follows:

                             Year ended December
                             31
                             1995   1994   1993
                             ------ ------ ------
                             (in millions)
                             --------------------
   Insurance assumed         $777.6 $910.8 $807.5
   ------------------------
   Insurance ceded            441.7  716.7  568.6
   ------------------------
                             ------ ------ ------
   Net reinsurance premiums  $335.9 $194.1 $238.9
   ------------------------
                             ====== ====== ======

  The income statement caption, "Benefits and settlement ex-penses," is net of reinsurance recoveries of $456,000, $524,000 and $438,000 for the years ended December 31, 1995, 1994 and 1993, respectively.

  The income statement caption, "Underwriting, acquisition, insurance and other Expenses," includes amortization of de-ferred acquisition costs of $399,700,000, $115,200,000 and $241,000,000 for the years ended December 31, 1995, 1994 and 1993, respectively. An additional $(85,200,000), $81,200,000 and ($23,700,000) of deferred acquisition costs was restored (amortized) and netted against "Realized gain (loss) on in-vestments" for the years ended December 31, 1995, 1994 and 1993, respectively.

6.EMPLOYEE BENEFIT PLANS

  Pension plans
  LNC maintains funded defined benefit pension plans for most of its employees and, prior to January 1, 1995, full-time agents. The benefits for employees are based on total years of service and the highest 60 months of compensation during the last 10 years of employment. The benefits for agents were based on a percentage of each agent's yearly earnings. The plans are funded by contributions to tax-exempt trusts. Lincoln Life's funding policy is consistent with the funding requirements of Federal laws and regulations. Contributions are intended to provide not only the benefits attributed to service to date, but also those expected to be earned in the future. Plan assets consist principally of listed equity se-curities and corporate obligations and government bonds.

  All benefits applicable to the funded defined benefit plan for agents were frozen as of December 31, 1994. The curtail-ment of this plan did not have a significant effect on net pension cost for 1994. Effective January 1, 1995, pension benefits for agents have been provided by a new defined con-tribution plan. Contributions to this plan will be based on 2.3% of an agent's earnings up to the social security wage base and 4.6% of any excess.

  LNC also administers two types of unfunded, nonqualified, defined benefit plans for certain employees and agents. A supplemental retirement plan provides defined benefit pen-sion benefits in excess of limits imposed by federal tax law. A salary continuation plan provides certain officers of Lincoln Life defined pension benefits based on years of service and final monthly salary upon death or retirement.

LINCOLN NATIONAL LIFE INSURANCE CO.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
CONTINUED
6.EMPLOYEE BENEFIT PLANS CONTINUED
  The status of the funded defined benefit pension plans and the amounts recognized on the balance sheets are as follows:

                                                           December 31
                                                           1995     1994
                                                           -------  -------
                                                           (in millions)
                                                           ----------------
   Actuarial present value of benefit obligation:
   . Vested benefits                                       $(162.1) $(130.5)
   ------------------------------------------------------
   . Nonvested benefits                                       (9.2)    (7.3)
   ------------------------------------------------------  -------  -------
   Accumulated benefit obligation                           (171.3)  (137.8)
   ------------------------------------------------------
   Effect of projected future compensation increases         (37.2)   (24.3)
   ------------------------------------------------------  -------  -------
   Projected benefit obligation                             (208.5)  (162.1)
   ------------------------------------------------------
   Plan assets at fair value                                 196.4    159.3
   ------------------------------------------------------  -------  -------
   Projected benefit obligations in excess of plan assets    (12.1)    (2.8)
   ------------------------------------------------------
   Unrecognized net loss (gain)                               12.6      (.5)
   ------------------------------------------------------
   Unrecognized prior service cost                             1.2      1.1
   ------------------------------------------------------  -------  -------
   Prepaid (accrued) pension cost included in other
    liabilities                                            $   1.7  $  (2.2)
   ------------------------------------------------------  =======  =======

  The status of the unfunded defined benefit pension plans and the amounts recognized on the balance sheets are as follows:

                                                        December 31
                                                        1995    1994
                                                        ------  -----
                                                        (in
                                                        millions)
                                                        -------------
   Actuarial present value of benefit obligation:
   . Vested benefits                                    $ (7.0) $(5.4)
   ---------------------------------------------------
   . Nonvested benefits                                   (1.5)  (1.0)
   ---------------------------------------------------  ------  -----
   Accumulated benefit obligation                         (8.5)  (6.4)
   ---------------------------------------------------
   Effect of projected future compensation increases      (2.4)  (2.5)
   ---------------------------------------------------  ------  -----
   Projected benefit obligation                          (10.9)  (8.9)
   ---------------------------------------------------
   Unrecognized transition obligation                       --     --
   ---------------------------------------------------
   Unrecognized net loss (gain)                            1.0    (.3)
   ---------------------------------------------------
   Unrecognized prior service cost                          .8     .8
   ---------------------------------------------------  ------  -----
   Accrued pension costs included in other liabilities  $ (9.1) $(8.4)
   ---------------------------------------------------  ======  =====

  The determination of the projected benefits obligation for the defined benefit plans was based on the following assump-tions:

                                                     1995  1994  1993
                                                         ------------
   Weighted-average discount rate                    7.0%  8.0%  7.0%
   ------------------------------------------------
   Rate of increase in compensation:
   . Salary continuation plan                        6.0   6.5   6.0
   ------------------------------------------------
   . All other plans                                 5.0   5.0   5.0
   ------------------------------------------------
   Expected long-term rate of return on plan assets  9.0   9.0   9.0
   ------------------------------------------------

LINCOLN NATIONAL LIFE INSURANCE CO.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
CONTINUED
6.EMPLOYEE BENEFIT PLANS CONTINUED
  The components of net pension cost for the defined benefit pension plans are as follows:

                                                  Year ended December
                                                  31
                                                  1995    1994    1993
                                                      -------------------
                                                  (in millions)
                                                      -------------------
   Service cost--benefits earned during the year  $  5.0  $  8.9  $  8.5
   ---------------------------------------------
   Interest cost on projected benefit obligation    13.2    12.9    12.4
   ---------------------------------------------
   Actual return on plan assets                    (36.3)    4.7   (20.1)
   ---------------------------------------------
   Net amortization (deferral)                      22.9   (18.6)    6.1
   ---------------------------------------------  ------  ------  ------
   Net pension cost                               $  4.8  $  7.9  $  6.9
   ---------------------------------------------  ======  ======  ======

  401(k)
  LNC and Lincoln Life sponsor contributory defined contribu-tion plans for eligible employees and agents. Lincoln Life's contributions to the plans are equal to each participant's pre-tax contribution, not to exceed 6% of base pay, multi-plied by a percentage, ranging from 25% to 150%, which var-ies according to certain incentive criteria as determined by LNC's Board of Directors. Expense for these plans amounted to $8,000,000, $13,200,000 and $11,800,000 in 1995, 1994 and
  1993, respectively.

  Postretirement medical and life insurance benefit plans
  LNC sponsors unfunded defined benefit plans that provide postretirement medical and life insurance benefits to full-time employees and agents who, depending on the plan, have worked for Lincoln Life 10 to 15 years and attained age 55 to 60. Medical benefits are also available to spouses and other dependents of employees and agents. For medical bene-fits, limited contributions are required from individuals retired prior to November 1, 1988; contributions for later retirees, which can be adjusted annually, are based on such items as years of service at retirement and age at retire-ment. The life insurance benefits are noncontributory, al-though participants can elect supplemental contributory ben-efits.

  The status of the postretirement medical and life insurance benefit plans and the amounts recognized on the balance sheets are as follows:

                                                    December 31
                                                    1995    1994
                                                                 --
                                                    (in millions)
                                                                 --
   Accumulated postretirement benefit obligation:
   . Retirees                                       $(39.8) $(34.9)
   -----------------------------------------------
   . Fully eligible active plan participants          (9.9)   (7.0)
   -----------------------------------------------
   . Other active plan participants                  (20.8)  (15.0)
   -----------------------------------------------  ------  ------
   Accumulated postretirement benefit obligation     (70.5)  (56.9)
   -----------------------------------------------
   Unrecognized net gain                               (.8)   (5.5)
   -----------------------------------------------  ------  ------
   Accrued plan cost included in other liabilities  $(71.3) $(62.4)
   -----------------------------------------------  ======  ======

LINCOLN NATIONAL LIFE INSURANCE CO.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
CONTINUED
6.EMPLOYEE BENEFIT PLANS CONTINUED
  The components of periodic postretirement benefit cost are as follows:

                                             Year ended
                                             December 31
                                             1995  1994 1993
                                                          --
                                             (in millions)
                                                          --
   Service cost                              $1.5  $1.7 $2.6
   ----------------------------------------
   Interest cost                              4.4   4.2  4.6
   ----------------------------------------
   Amortization cost (credit)                 (.8)   .1   --
   ----------------------------------------  ----  ---- ----
   Net periodic postretirement benefit cost  $5.1  $6.0 $7.2
   ----------------------------------------  ====  ==== ====

  The calculation of the accumulated postretirement benefit obligation assumes a weighted-average annual rate of in-crease in the per capita cost of covered benefits (i.e., health care cost trend rate) of 9.5% for 1996 gradually de-creasing to 5.5% by 2004 and remaining at that level there-after. The health care cost trend rate assumption has a sig-nificant effect on the amounts reported. For example, in-creasing the assumed health care cost trend rates by one percentage point each year would increase the accumulated postretirement benefit obligation as of December 1995 and 1994 by $5,100,000 and $4,100,000, respectively, and the ag-
  gregate of the estimated service and interest cost compo-nents of net periodic postretirement benefit cost for the year ended December 31, 1995 by $488,000. The calculation assumes a long-term rate of increase in compensation of 5.0% for both December 31, 1995 and 1994. The weighted-average discount rate used in determining the accumulated postretirement benefit obligation was 7.0% and 8.0% at De-cember 31, 1995 and 1994, respectively.

7. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES

  Shareholder's equity restrictions
  Net income as determined in accordance with statutory accounting practices for Lincoln Life and its insurance subsidiaries in 1995, 1994 and 1993 was $284,500,000, $366,700,000 and $237,000,000, respectively. Lincoln Life's shareholder's equity as determined in accordance with statutory accounting practices at December 31, 1995 and 1994 was $1,732,900,000 and $1,679,700,000, respectively.

  Lincoln Life is subject to certain insurance department regulatory restric-tions as to the transfer of funds and payments of dividends to LNC. In 1996, Lincoln Life can transfer up to $284,500,000 without seeking prior approval from the insurance regulators.

  Disability income claims
  The liability for disability income claims net of the related asset for amounts recoverable from reinsurers at December 31, 1995 and 1994 is a net liability of $602,600,000 and $441,700,000, respectively, excluding de-ferred acquisition costs. The bulk of the increase to this liability re-lates to the assumption of a large block of disability claim reserves and related assets during the third quarter of 1995. In addition, as indicated in Note 2, Lincoln Life strengthened its disability income reserves and wrote off certain related deferred acquisition costs in the fourth quarter of 1995. The reserves were established on the assumption that the recent experience will continue in the future. If incidence levels or claim termi-nation rates vary significantly from these assumptions, further adjustments to reserves may be required in the future. It is not possible to provide a meaningful estimate of a range of possible outcomes at this time. Lincoln Life reviews and updates the level of these reserves on an on-going basis.

  Compliance of qualified annuity plans
  Tax authorities continue to focus on compliance of qualified annuity plans marketed by insurance companies. If sponsoring em-ployers cannot demonstrate compliance and the insurance company is held re-sponsible due to its marketing efforts, Lincoln Life and other insurers may be subject to potential liability. It is not possi-ble to provide a meaningful estimate of the range of potential liability at this time. Management continues to monitor this matter and to take steps to minimize any potential liability.

  Group pension annuities
  The liabilities for guaranteed interest and group pension annuity con-tracts, which are no longer be-

LINCOLN NATIONAL LIFE INSURANCE CO.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
CONTINUED

7. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES CONTINUED ing sold, are supported by a single portfolio of assets which attempts to match the duration of these liabilities. Due to the very long-term nature of group pension annuities and the resulting inability to exactly match cash flows, a risk exists that future cash flows from investments will not be reinvested at rates as high as currently earned by the portfolio. This situation could cause losses which would be recognized at some future time.

  Leases
  Lincoln Life and certain of its subsidiaries lease their home office prop-erties through sale-leaseback agreements. The agreements provide for a 25 year lease period with options to renew for six additional terms of five years each. The agreements also provide Lincoln Life with the right of first refusal to purchase the properties during the term of the lease, in-cluding renewal periods, at a price as defined in the agreements. In addi-tion, Lincoln Life has the option to purchase the leased properties at fair market value as defined in the agreements on the last day of the initial 25 year lease period ending in 2009 or the last day of any of the renewal pe-riods.

  Total rental expense under operating leases in 1995, 1994 and 1993 was $24,400,000, $21,700,000 and $27,100,000. Future minimum rental commitments are as follows (in millions):

   1996        $ 20.9
   ----------
   1997          19.5
   ----------
   1998          18.3
   ----------
   1999          18.3
   ----------
   2000          17.7
   ----------
   Thereafter   172.4
   ----------  ------
               $267.1
               ======

  Insurance ceded and assumed
  Lincoln Life cedes insurance to other companies, including certain affili-ates. That portion of risks exceeding each company's retention limit is re-insured with other insurers. Lincoln Life seeks reinsurance coverage within the business segment that sells life insurance that limits its liabilities on an individual insured to $3,000,000. To cover products other than life insurance, Lincoln Life acquires other insurance coverages with retentions and limits which management believes are appropriate for the circumstances. The accompanying financial statements reflect premiums, benefits and set-tlement expenses and deferred acquisition costs, net of insurance ceded (see Note 5). Lincoln Life and its subsidiaries remain liable if their re-insurers are unable to meet their contractual obligations under the appli-cable reinsurance agreements.

  Lincoln Life assumes insurance from other companies, including certain af-filiates. At December 31, 1995, Lincoln Life has provided $92,700,000 of statutory surplus relief to other insurance companies under reinsurance transactions. Generally, such amounts are offset by corresponding receiv-ables from the ceding company, which are secured by future profits on the reinsured business. However, Lincoln Life is subject to the risk that the ceding company may become insolvent and the right of offset would not be permitted.

  Vulnerability from concentrations
  At December 31, 1995, Lincoln Life did not have a material concentration of financial instruments in a single investee, industry or geographic location. Also at December 31, 1995, Lincoln Life did not have a concentration of 1) business transactions with a particular customer, lender or distributor, 2) revenues from a par-ticular product or service, 3) sources of supply of labor or services used in the business or 4) a market or geographic area in which business is conducted that makes it vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a se-vere impact to Lincoln Life's financial condition.

  Other contingency matters
  Lincoln Life and its subsidiaries are involved in various pending or threatened legal proceedings arising from the conduct of their business. In some instances, these proceedings include claims for punitive damages and similar types of relief in unspecified or substantial amounts, in addition to amounts for alleged contractual liability or requests for equitable re-lief. After consultation with counsel and a review of available facts, it is management's opinion that these proceedings ultimately will be resolved without materially affecting the consolidated financial statements of Lin-coln Life.

  The number of insurance companies that are under regulatory supervision has resulted, and is expected to continue to result, in assessments by state guaranty funds to cover losses to policyholders of insolvent or rehabili-tated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. Lincoln Life has accrued for expected assessments net of estimated future premium tax deductions.

LINCOLN NATIONAL LIFE INSURANCE CO.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
CONTINUED
7.RESTRICTIONS, COMMITMENTS AND CONTINGENCIES CONTINUED

  Guarantees
  Lincoln Life has guarantees with off-balance-sheet risks whose contractual amounts represent credit exposure. Out-standing guarantees with off-balance-sheet risks, shown in notional or contract amounts, are as follows:

                                            Notional or
                                            contract
                                            amounts
                                            -----------
                                            December 31
                                            1995  1994
                                        ---------------
                                            (in
                                            millions)
                                            -----------
   Real estate partnerships                 $ 3.3 $17.6
   ---------------------------------------
   Mortgage loan pass-through certificates   63.6  78.2
   ---------------------------------------  ----- -----
                                            $66.9 $95.8
                                            ===== =====

  Lincoln Life has invested in real estate partnerships that use conventional mortgage loans. In some cases, the terms of these arrangements involve guarantees by each of the part-ners to indemnify the mortgagor in the event a partner is unable to pay its principal and interest payments. In addi-tion, Lincoln Life has sold commercial mortgage loans through grantor trusts which issued pass-through certifi-cates. Lincoln Life has agreed to repurchase any mortgage loans which remain delinquent for 90 days at a repurchase price substantially equal to the outstanding principal bal-ance plus accrued interest thereon to the date of repur-chase. It is management's opinion that the value of the properties underlying these commitments is sufficient that in the event of default the impact would not be material to Lincoln Life. Accordingly, both the carrying value and fair value of these guarantees is zero at December 31, 1995 and 1994.

LINCOLN NATIONAL LIFE INSURANCE CO.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
CONTINUED
7.RESTRICTIONS, COMMITMENTS AND CONTINGENCIES CONTINUED

  Derivatives
  Lincoln Life has derivatives with off-balance-sheet risks whose notional or contract amounts exceed the credit expo-sure. Lincoln Life has entered into derivative transactions to reduce its exposure to fluctuations in interest rates, the widening of bond yield spreads over comparable maturity U.S. Government obligations and foreign exchange risks. In addition, Lincoln Life is subject to the risks associated with changes in the value of its derivatives; however, such changes in the value generally are offset by changes in the value of the items being hedged by such contracts. Outstand-ing derivatives with off-balance-sheet risks, shown in notional or contract amounts along with their carrying value and estimated fair values, are as follows:

                                               Assets (Liabilities)
                                               ------------------------------
                             Notional or       Carrying Fair   Carrying Fair
                             contract amounts  value    value  value    value
                             ----------------- -------- -----  -------- -----
                             December 31       December 31     December 31
                             1995     1994     1995     1995   1994     1994
                             -------- -------- -------- -----  -------- -----
                             (in millions)
                             ------------------------------------------------
   Interest rate
   derivatives:
   Interest rate cap
   agreements                $5,110.0 $4,400.0 $22.7    $5.3   $23.3    $34.4
   ------------------------
   Spread-lock agreements       600.0  1,300.0   (.9)    (.9)    3.2      3.2
   ------------------------
   Financial futures
   contracts                       --    382.5    --      --    (7.5)    (7.5)
   ------------------------
   Interest rate swaps            5.0      5.0    .2      .2      .2       .2
   ------------------------  -------- -------- -----    ----   -----    -----
                              5,715.0  6,087.5  22.0     4.6    19.2     30.3
   Foreign currency
   derivatives:
   Foreign exchange forward
   contracts                     15.7     21.2   (.6)    (.6)     .2       .2
   ------------------------
   Foreign currency options      99.2       --   1.9     1.4      --       --
   ------------------------
   Foreign currency swaps        15.0       --    .4      .4      --       --
   ------------------------  -------- -------- -----    ----   -----    -----
                                129.9     21.2   1.7     1.2      .2       .2
                             -------- -------- -----    ----   -----    -----
                             $5,844.9 $6,108.7 $23.7    $5.8   $19.4    $30.5
                             ======== ======== =====    ====   =====    =====

  A reconciliation and discussion of the notional or contract amounts for the significant programs using derivative agree-ments and contracts is as follows:

                                 Interest rate
                                 caps              Spread locks
                                 ----------------- -------------------
                                 December 31       December 31
                                 1995     1994     1995       1994
                                 -------- -------- ---------  --------
                                 (in millions)
                                 -------------------------------------
   Balance at beginning of year  $4,400.0 $3,800.0 $ 1,300.0  $1,700.0
   ----------------------------
   New contracts                    710.0    600.0     800.0        --
   ----------------------------
   Terminations and maturities         --       --  (1,500.0)   (400.0)
   ----------------------------  -------- -------- ---------  --------
   Balance at end of year        $5,110.0 $4,400.0 $   600.0  $1,300.0
   ----------------------------  ======== ======== =========  ========

LINCOLN NATIONAL LIFE INSURANCE CO.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
CONTINUED
7.RESTRICTIONS, COMMITMENTS AND CONTINGENCIES CONTINUED

                                 Financial futures
                                 -------------------------------------
                                 Contracts            Options
                                 1995       1994      1995     1994
                                 ---------  --------  -------  -------
                                 (in millions)
                                 -------------------------------------
   Balance at beginning of year  $   382.5  $   33.1  $    --  $    --
   ----------------------------
   New contracts                     810.5   1,087.7    181.6    308.0
   ----------------------------
   Terminations and maturities    (1,193.0)   (738.3)  (181.6)  (308.0)
   ----------------------------  ---------  --------  -------  -------
   Balance at end of year        $      --  $  382.5  $    --  $    --
   ----------------------------  =========  ========  =======  =======

                                 Foreign currency derivatives
                                 -----------------------------------------
                                 Foreign
                                 exchange         Foreign       Foreign
                                 forward          currency      currency
                                 contracts        options       swaps
                                 1995     1994    1995     1994 1995  1994
                                 -------  ------  -------  ---- ----- ----
                                 (in millions)
                                 -----------------------------------------
   Balance at beginning of year  $  21.2  $   --  $    --  $ -- $  -- $ --
   ----------------------------
   New contracts                   131.2    38.5    356.6    --  15.0   --
   ----------------------------
   Terminations and maturities    (136.7)  (17.3)  (257.4)   --    --   --
   ----------------------------  -------  ------  -------  ---- ----- ----
   Balance at end of year        $  15.7  $ 21.2  $  99.2  $ -- $15.0 $ --
   ----------------------------  =======  ======  =======  ==== ===== ====

  Interest rate caps
  The interest rate cap agreements, which expire in 1997 through 2003, entitle Lincoln Life to receive payments from the counterparties on specified future reset dates, contin-gent on future interest rates. For each cap, the amount of such quarterly payments, if any, is determined by the excess of a market interest rate over a specified cap rate times the notional amount divided by four. The purpose of Lincoln Life's interest rate cap agreement program is to protect its annuity line of business from the effect of fluctuating in-terest rates. The premium paid for the interest rate caps is included in other assets ($22,700,000 and $23,400,000 as of December 31, 1995 and 1994, respectively) and is being amor-tized over the terms of the agreements and is included in net investment income.

  Spread locks
  Spread-lock agreements in effect at December 31, 1995 all expire in 2005. Spread-lock agreements provide for a lump sum payment to or by Lincoln Life depending on whether the spread between the swap rate and a specified U.S. Treasury note is larger or smaller than a contractually specified spread. Cash payments are based on the product of the notional amount, the spread between the swap rate and the yield of an equivalent maturity U.S. Treasury security and the price sensitivity of the swap at that time, expressed in dollars per basis point. The purpose of Lincoln Life's spread-lock program is to protect a portion of its fixed ma-turity securities against widening of spreads.

LINCOLN NATIONAL LIFE INSURANCE CO.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
CONTINUED

  Lincoln Life is exposed to credit loss in the event of nonperformance by counterparties on interest rate cap agreements, spread-lock agreements, in-terest rate swaps, foreign exchange forward contracts, foreign currency op-tions and foreign currency swaps, but Lincoln Life does not anticipate non-performance by any of these counterparties. The credit risk associated with such agreements is minimized by purchasing such agreements from financial institutions with long-standing, superior performance records. The amount of such exposure is essentially the net replacement cost or market value for such agreements with each counterparty if the net market value is in Lincoln Life's favor. At December 31, 1995, the exposure was $6,900,000.

8.FAIR VALUE OF FINANCIAL INSTRUMENTS
  The following discussion outlines the methodologies and assumptions used to determine the estimated fair value of Lincoln Life's financial instruments. Considerable judgment is required to develop these fair values and, accord-ingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one time, current market exchange of all of Lincoln Life's financial instruments.

  Fixed maturity and equity securities
  Fair values for fixed maturity securities are based on quoted market pric-es, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discount-ing expected future cash flows using a current market rate applicable to the coupon rate, credit quality and maturity of the investments. The fair values for equity securities are based on quoted market prices.

  Mortgage loans on real estate
  The estimated fair value of mortgage loans on real estate was established using a discounted cash flow method based on credit rating, maturity and future income when compared to the expected yield for mortgages having sim-ilar characteristics. The rating for mortgages in good standing are based on property type, location, market conditions, occupancy, debt service cov-erage, loan to value, caliber of tenancy, borrower and payment record. Fair values for impaired mortgage loans are measured based either on the present value of expected future cash flows discounted at the loan's effective in-terest rate, at the loan's market price or the fair value of the collateral if the loan is collateral dependent.
7.RESTRICTIONS, COMMITMENTS AND
  CONTINGENCIES CONTINUED

  Financial futures
  Lincoln Life uses exchange-traded financial futures contracts and options on those financial futures to hedge against interest rate risks and to man-age duration of a portion of its fixed maturity securities. Financial futures contracts obligate Lincoln Life to buy or sell a financial instru-ment at a specified future date for a specified price and may be settled in cash or through delivery of the financial instrument. Cash settlements on the change in market values of financial futures contracts are made daily. Options on financial futures give Lincoln Life the right, but not the obli-gation, to assume a long or short position in the underlying futures at a specified price during a specified time period.

  Foreign currency derivatives
  Lincoln Life uses a combination of foreign exchange forward contracts, for-eign currency options and foreign currency swaps, all of which are traded over-the-counter, to hedge some of the foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies. The foreign currency forward contracts obligate Lincoln Life to deliver a specified amount of currency at a future date at a specified exchange rate. Foreign currency options give Lincoln Life the right, but not the obligation, to buy or sell a foreign currency at a specific exchange rate during a speci-fied time period. A foreign currency swap is a contractual agreement to ex-change the currencies of two different countries pursuant to an agreement to reexchange the two currencies at the same rate of exchange at a speci-fied future date.

  Additional derivative information
  Expenses for the agreements and contracts described above amounted to $5,600,000 and $5,400,000 in 1995 and 1994, respectively. Deferred losses of $21,800,000 as of December 31, 1995, resulting from (1) terminated and expired spread-lock agreements, (2) financial futures contracts and (3) op-tions on financial futures, are included with the related fixed maturity securities to which the hedge applied and are being amortized over the life of such securities.

LINCOLN NATIONAL LIFE INSURANCE CO.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
CONTINUED

  Short-term and long-term debt
  Fair values for long-term debt issues are estimated using discounted cash flow analysis based on Lincoln Life's current incremental borrowing rate for similar types of borrowing arrangements. For short-term debt, the car-rying value approximates fair value.

  Guarantees
  Lincoln Life's guarantees include guarantees related to real estate part-nerships and mortgage loan pass-through certificates. Based on historical performance where repurchases have been negligible and the current status, which indicates none of the loans are delinquent, the fair value liability for the guarantees related to the mortgage loan pass-through certificates is insignificant. Fair values for all other guarantees are based on fees that would be charged currently to enter into similar agreements, taking into consideration the remaining terms of the agreements and the counterparties' credit standing.

  Derivatives
  Lincoln Life's derivatives include interest rate cap agreements, spread-lock agreements, foreign currency exchange contracts, financial futures contracts, options on financial futures, interest rate swaps, foreign cur-rency options and foreign currency swaps. Fair values for these contracts are based on current settlement values. The current settlement values are based on quoted market prices for the foreign currency exchange contracts, financial future contracts and options on financial futures and on broker-age quotes, which utilized pricing models or formulas using current assump-tions, for all other swaps and agreements.

  Investment commitments
  Fair values for commitments to make investment in fixed maturity securities (primarily private placements), mortgage loans on real estate and real es-tate are based on the difference between the value of the committed invest-ments as of the date of the accompanying balance sheets and the commitment date, which would take into account changes in interest rates, the counterparties' credit standing and the remaining terms of the commitments.
8.FAIR VALUE OF FINANCIAL
  INSTRUMENTS CONTINUED

  Policy loans
  The estimated fair value of investments in policy loans was calculated on a composite discounted cash flow basis using Treasury interest rates consis-tent with the maturity durations assumed. These durations were based on historical experience.

  Other investments and cash and invested cash
  The carrying value for assets classified as other investments and cash and invested cash in the accom-panying balance sheets approximates their fair value.

  Investment type insurance contracts
  The balance sheet captions, "Future policy benefits, claims and claims ex-penses" and "Contractholder funds," include investment type insurance con-tracts (i.e., deposit contracts and guaranteed interest contracts). The fair values for the deposit contracts and certain guaranteed interest con-tracts are based on their approximate surrender values. The fair values for the remaining guaranteed interest and similar contracts are estimated using discounted cash flow calculations based on interest rates currently being offered on similar contracts with maturities consistent with those remain-ing for the contracts being valued.

  The remainder of the balance sheet captions, "Future policy benefits, claims and claims expenses" and "Contractholder funds," that do not fit the definition of "investment type insurance contracts" are considered insur-ance contracts. Fair value disclosures are not required for these insurance contracts and have not been determined by Lincoln Life. It is Lincoln Life's position that the disclosure of the fair value of these insurance contracts is important in that readers of these financial statements could draw inappropriate conclusions about Lincoln Life's shareholder's equity determined on a fair value basis if only the fair value of assets and lia-bilities defined as financial instruments are disclosed. Lincoln Life and other companies in the insurance industry are monitoring the related ac-tions of the various rule-making bodies and attempting to determine an ap-propriate methodology for estimating and disclosing the "fair value" of their insurance contract liabilities.

LINCOLN NATIONAL LIFE INSURANCE CO.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
CONTINUED
8.FAIR VALUE OF FINANCIAL INSTRUMENTS CONTINUED
  The carrying values and estimated fair values of Lincoln
  Life's financial instruments are as follows:

                              December 31
                              1995                    1994
                                ---------------------------------------------
                              Carrying    Fair        Carrying    Fair
   Assets (Liabilities)       value       value       value       value
  ---------------------------------------------------------------------------
                              (in millions)
                              ----------------------------------------------
   Fixed maturity securities  $ 20,414.8  $ 20,414.8  $ 17,692.2  $ 17,692.2
   -------------------------
   Equity securities               598.4       598.4       456.3       456.3
   -------------------------
   Mortgage loans on real
    estate                       3,147.8     3,330.5     2,795.9     2,720.6
   -------------------------
   Policy loans                    565.3       557.4       528.7       508.1
   -------------------------
   Other investments               241.2       241.2       158.2       158.2
   -------------------------
   Cash and invested cash          802.7       802.7       990.9       990.9
   -------------------------
   Investment type insurance
    contracts:
   -------------------------
   . Deposit contracts and
     certain guaranteed
     interest contracts        (15,390.8)  (15,179.1)  (14,294.7)  (14,052.5)
   -------------------------
   . Remaining guaranteed
     interest and similar
     contracts                  (2,470.9)   (2,396.5)   (2,485.5)   (2,423.9)
   -------------------------
   Short-term debt                (124.8)     (124.8)     (153.7)     (153.7)
   -------------------------
   Long-term debt                  (40.8)      (36.7)      (54.8)      (57.0)
   -------------------------
   Derivatives                      23.7         5.8        19.4        30.5
   -------------------------
   Investment commitments             --         (.8)         --         (.5)
   -------------------------

  As of December 31, 1995 and 1994, the carrying values of the deposit contracts and certain guaranteed contracts is net of deferred acquisition costs of $333,797,000 and $399,000,000, respectively, excluding adjustments for deferred acquisition costs applicable to changes in fair value of securities. The carrying values of these contracts are stated net of de-ferred acquisition costs in order that they be comparable with the fair value basis.

9.SEGMENT INFORMATION
  Lincoln Life has two major business segments: Life Insurance and Annuities and Reinsurance. The Life Insurance and Annui-ties segment offers universal life, pension products and other individual coverages through a network of career agents, independent general agencies and insurance agencies located within a variety of financial institutions. These products are sold throughout the United States by Lincoln Life. Reinsurance sells reinsurance products and services to insurance companies, HMOs, self-funded employers and other primary risk accepting organizations in the U.S. and econom-ically attractive international markets. Effective in the fourth quarter of 1995, operating results of the direct dis-ability income business previously included in the Life In-surance and Annuities segment is now included in the Rein-surance segment. This direct disability income business, which is no longer being sold, is now managed by the Rein-surance segment along with its disability income business. Prior to the sale of 100% of the ownership of its primary underwriter of employee life-health benefit coverages in 1994 (see Note 10), the Employee Life-Health Benefits seg-ment distributed group life and health insurance, managed health care and other related coverages through career agents and independent general agencies. Activity which is not included in the major business segments is shown as "Other Operations."

  "Other Operations" includes operations not directly related to the business segments and unallocated corporate items (i.e., corporate investment income, interest expense on cor-porate debt and unallocated corporate overhead expenses).

LINCOLN NATIONAL LIFE INSURANCE CO.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
CONTINUED
9.SEGMENT INFORMATION CONTINUED
  The revenue, pre-tax income and assets by segment for 1993 through 1995 are as follows:

                                            Year ended December 31
                                            1995      1994      1993
                                               ---------------------------
                                            (in millions)
                                            -----------------------------
   Revenue:
   . Life Insurance and Annuities           $ 2,569.2 $ 2,065.3 $ 2,341.9
   ---------------------------------------
   . Reinsurance                                751.2     660.4     610.7
   ---------------------------------------
   . Employee Life-Health Benefits                 --     314.9   1,326.8
   ---------------------------------------
   . Other Operations                            16.1      74.6     (28.8)
   ---------------------------------------  --------- --------- ---------
                                            $ 3,336.5 $ 3,115.2 $ 4,250.6
                                            ========= ========= =========
   Income (loss) before income taxes and
   cumulative effect of accounting change:
   . Life Insurance and Annuities           $   361.0 $    75.6 $   265.3
   ---------------------------------------
   . Reinsurance                                 83.5      93.9      31.6
   ---------------------------------------
   . Employee Life-Health Benefits                 --      22.9      83.0
   ---------------------------------------
   . Other Operations                             5.0      67.8     (44.2)
   ---------------------------------------  --------- --------- ---------
                                            $   449.5 $   260.2 $   335.7
                                            ========= ========= =========
   Assets:
   . Life Insurance and Annuities           $45,280.0 $37,675.9 $36,021.0
   ---------------------------------------
   . Reinsurance                              3,383.5   2,311.5   2,328.9
   ---------------------------------------
   . Employee Life-Health Benefits                 --        --     588.5
   ---------------------------------------
   . Other Operations                           923.6   1,038.1     770.0
   ---------------------------------------  --------- --------- ---------
                                            $49,587.1 $41,025.5 $39,708.4
                                            ========= ========= =========

  Provisions for depreciation and capital additions were not material.

10.SALE OF AFFILIATES
  In December 1993, Lincoln Life recorded a provision for loss of $98,500,000 (also $98,500,000 after-tax) in the "Other
  Operations" segment for the sale of Security-Connecticut Life Insurance Company (Security-Connecticut). The sale was completed on February 2, 1994 through an initial public of-fering and Lincoln Life received cash and notes, net of re-lated expenses, totaling $237,700,000. The loss on sale and disposal expenses did not differ materially from the esti-mate recorded in the fourth quarter of 1993. For the year ended December 31, 1993, Security-Connecticut, which oper-ated in the Life Insurance and Annuities segment, had reve-nue of $274,500,000 and net income of $24,000,000.

  In 1994, Lincoln Life completed the sale of 100% of the com-mon stock of EMPHESYS (parent company of Employers Health Insurance Company, which comprised the Employee Life-Health Benefits segment) for $348,200,000 of cash, net of related expenses, and a $50,000,000 promissory note. A gain on sale of $69,000,000 (also $69,000,000 after-tax) was recognized in 1994 in "Other Operations". For the year ended December 31, 1993, EMPHESYS had revenues of $1,304,700,000 and net income of $55,300,000. EMPHESYS had revenue and net income of $314,900,000 and $14,400,000, respectively, during the three months of ownership in 1994.

LINCOLN NATIONAL LIFE INSURANCE CO.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
CONTINUED

  Lincoln Life provides services to and receives services from affiliated companies which resulted in a net receipt of $7,500,000, $13,900,000 and $18,900,000 in 1995, 1994 and 1993, respectively.

  Lincoln Life both cedes and accepts reinsurance from affiliated companies. Premiums in the accompanying statements of income includes reinsurance transactions with affiliated companies as follows:

                      Year ended
                      December 31
                      1995   1994
                          ---------
                      (in millions)
                          ---------
   Insurance assumed  $ 17.6 $ 19.8
   -----------------
   Insurance ceded     214.4  481.3
   -----------------

  The balance sheets include reinsurance balances with affiliated companies as follows:

                                                        December 31
                                                        1995     1994
                        -----------------------------------------------
                                                        (in millions)
                        -----------------------------------------------
   Future policy benefits and claims assumed            $  344.8 $341.3
   ---------------------------------------------------
   Future policy benefits and claims ceded               1,344.5  857.7
   ---------------------------------------------------
   Amounts recoverable on paid and unpaid losses            65.9   36.8
   ---------------------------------------------------
   Reinsurance payable on paid losses                        5.5    3.5
   ---------------------------------------------------
   Funds held under reinsurance treaties-net liability     712.3  238.4
   ---------------------------------------------------

  Substantially all reinsurance ceded to affiliated companies is with unau-thorized companies. To take a reserve credit for such reinsurance, Lincoln Life holds assets from the reinsurer, including funds held under reinsur-ance treaties, and is the beneficiary on letters of credit aggregating $340,800,000 and $308,200,000 at December 31, 1995 and 1994, respectively.
  At December 31, 1995 and 1994, LNC had guaranteed $275,300,000 and $298,200,000, respectively, of these letters of credit. At December 31, 1995, Lincoln Life has a receivable (included in the foregoing amounts) from affiliated insurance companies in the amount of $241,900,000 for stat-utory surplus relief received under financial reinsurance ceded agreements.

11.SUBSEQUENT EVENT
  In January 1996, LNC announced that it had signed a definitive agreement to acquire the group tax-sheltered annuity business of UNUM Corporation's af-filiates. This purchase is expected to be completed in the form of a rein-surance transaction with an initial ceding commission of approximately $70,000,000. This ceding commission represents the present value of busi-ness in-force and, accordingly, will be classified as other intangible as-sets upon the close of this transaction. This transaction, which is ex-pected to close in the third quarter of 1996, will increase LNC's assets and policy liabilities and accruals by approximately $3,200,000,000.

12.TRANSACTIONS WITH AFFILIATES
  A wholly owned subsidiary of LNC, Lincoln Financial Group, Inc. ("LFGI"), has a nearly exclusive general agents contract with Lincoln Life under which it sells Lincoln Life's products and provides the service that other-wise would be provided by a home office marketing department and regional offices. For providing these selling and marketing services, Lincoln Life paid LFGI override commissions and operating expense allowances of $81,900,000, $78,500,000 and $74,500,000 in 1995, 1994 and 1993, respec-
  tively. LFGI incurred expenses of $10,400,000, $10,700,000 and $10,500,000 in 1995, 1994 and 1993, respectively, in excess of the override commission and operating expense allowances received from Lincoln Life, which Lincoln Life is not required to reimburse.

  Cash and invested cash at December 31, 1995 and 1994 include Lincoln Life's participation in a short-term investment pool with LNC of $333,800,000 and $428,300,000, respectively. Related investment income amounted to $22,500,000, $17,100,000 and $9,100,000 in 1995, 1994 and 1993, respective-
  ly. Short-term debt at December 31, 1995 and 1994 includes $67,000,000 and $68,600,000, respectively, borrowed from LNC. Lincoln Life paid interest to LNC of $24,000, $8,000 and $137,000 in 1995, 1994 and 1993, respectively.

FINANCIAL SCHEDULES

The following consolidated financial statement schedules of Lincoln National Life Insurance Company and subsidiaries are included on pages G-32 through G-36:

I. Summary of Investments--Other than Investments in Related
   Parties -- December 31, 1995

III. Supplementary Insurance Information Years ended Decem-ber 31, 1995, 1994 and 1993

IV. Reinsurance -- Years ended December 31, 1995, 1994 and
    1993

V. Valuation and Qualifying Accounts -- Years ended December
   31, 1995, 1994 and 1993

All other schedules for which provision is made in the ap-plicable accounting regulation of the Securities and Ex-change Commission are not required under the related in-structions, are inapplicable or the required information is included in the consolidated financial statements, and therefore have been omitted.

LINCOLN NATIONAL LIFE INSURANCE CO. AND SUBSIDIARIES

SCHEDULE I

SUMMARY OF INVESTMENTS --
OTHER THAN INVESTMENTS IN RELATED PARTIES

DECEMBER 31, 1995

Column A                                Column B    Column C    Column D
------------------------------------------------------------------------------
                                                                Amount at
                                                                which shown
                                                                in the
                                                                balance
Type of Investment                      Cost        Value       sheet
------------------------------------------------------------------------------
                                        (000's omitted)
                                        -----------------------------------
Fixed maturity securities available-
for-sale:
 Bonds:
 . United States Government and
   government agencies and authorities  $   569,552 $   653,444 $   653,444
 --------------------------------------
 . States, municipalities and political
   subdivisions                              12,325      12,375      12,375
 --------------------------------------
 . Mortgage-backed securities             4,891,521   5,184,751   5,184,751
 --------------------------------------
 . Foreign governments                      927,901     997,567     997,567
 --------------------------------------
 . Public utilities                       2,572,309   2,772,990   2,772,990
 --------------------------------------
 . Convertibles and bonds with warrants
   attached                                 181,431     199,658     199,658
 --------------------------------------
 . All other corporate bonds              9,658,371  10,551,770  10,551,770
 --------------------------------------
 Redeemable preferred stocks                 39,427      42,230      42,230
 -------------------------------------- ----------- ----------- -----------
Total fixed maturity securities          18,852,837  20,414,785  20,414,785
---------------------------------------
Equity securities available-for-sale:
 Common stocks:
 . Public utilities                           8,980      10,989      10,989
 --------------------------------------
 . Banks, trust and insurance companies      74,897      89,197      89,197
 --------------------------------------
 . Industrial, miscellaneous and all
   other                                    345,434     436,556     436,556
 --------------------------------------
 Nonredeemable preferred stocks              50,950      61,693      61,693
 -------------------------------------- ----------- ----------- -----------
Total equity securities                     480,261     598,435     598,435
---------------------------------------
Mortgage loans on real estate             3,176,275               3,147,783(A)
Real estate:
 . Investment properties                    635,135                 635,135
 --------------------------------------
 . Acquired in satisfaction of debt         157,441                 110,888(A)
 --------------------------------------
Policy loans                                565,325                 565,325
---------------------------------------
Other investments                           253,015                 241,219(A)
--------------------------------------- -----------             -----------
Total investments                       $24,120,189             $25,713,570
--------------------------------------- ===========             ===========


(A) Investments which are deemed to have declines in value that are other than temporary are written down or reserved for to reduce their carrying value to their estimated realizable value.

LINCOLN NATIONAL LIFE INSURANCE CO. AND SUBSIDIARIES

SCHEDULE III

SUPPLEMENTARY INSURANCE INFORMATION

Column A                 Column B     Column C      Column D  Column E     Column F
--------------------------------------------------------------------------------------
                                      Future policy
                                      benefits,               Other policy
                         Deferred     claims and              claims and
                         acquisition  claim         Unearned  benefits     Premium
Segment                  costs        expenses      premiums  payable      revenue (A)
--------------------------------------------------------------------------------------
                         (000's omitted)
                         ------------------------------------------------------------
Year ended December 31,
 1995:
 Life insurance and
  annuities              $  713,213    $6,530,475   $ 9,145       $--      $  685,258
 ----------------------
 Reinsurance                247,921     1,855,039    45,951        --         611,416
 ----------------------
 Other (including
  consolidating
  adjustments)               (7,300)       49,505        78        --             622
 ----------------------
                         ----------    ----------   -------       ---      ----------
                         $  953,834    $8,435,019   $55,174       $--      $1,297,296
                         ==========    ==========   =======       ===      ==========
Year ended December 31,
 1994:
 Life insurance and
  annuities              $1,427,692    $5,888,581   $11,201       $--      $  647,416
 ----------------------
 Reinsurance                304,913     1,626,033    51,618        --         542,034
 ----------------------
 Employee life-health
  benefits                       --            --        --        --         299,338
 ----------------------
 Other (including
  consolidating
  adjustments)                3,921        26,158    (1,347)       --           1,076
 ----------------------
                         ----------    ----------   -------       ---      ----------
                         $1,736,526    $7,540,772   $61,472       $--      $1,489,864
                         ==========    ==========   =======       ===      ==========
Year ended December 31,
 1993:
 Life insurance and
  annuities              $  999,126    $6,782,207   $ 5,188       $--      $  662,353
 ----------------------
 Reinsurance                298,787     1,616,088    54,157        --         491,397
 ----------------------
 Employee life-health
  benefits                       --       228,892        --        --       1,243,576
 ----------------------
 Other (including
  consolidating
  adjustments)                   --       171,043       315        --             387
 ----------------------
                         ----------    ----------   -------       ---      ----------
                         $1,297,913    $8,798,230   $59,660       $--      $2,397,713
                         ==========    ==========   =======       ===      ==========



(A) Includes insurance fees on universal life and other interest sensitive products.

LINCOLN NATIONAL LIFE INSURANCE CO. AND SUBSIDIARIES

SCHEDULE III

SUPPLEMENTARY INSURANCE INFORMATION CONTINUED

Column A                 Column G       Column H         Column I     Column J     Column K
-------------------------------------------------------------------------------------------
                                                         Amortization
                                        Benefits, claims of deferred  Other
                         Net investment and claim        acquisition  operating    Premium
Segment                  income (B)     expenses         costs        expenses (B) written
-------------------------------------------------------------------------------------------
                         (000's omitted)
                         ------------------------------------------------------------------
Year ended December 31,
 1995:
 Life insurance and
  annuities                $1,741,231      $1,649,119      $298,020     $261,016    $  --
 ----------------------
 Reinsurance                  134,000         472,198       101,729       93,750       --
 ----------------------
 Other (including
  consolidating
  adjustments)                 24,399           1,299            --        9,898       --
 ----------------------    ----------      ----------      --------     --------    -----
                           $1,899,630      $2,122,616      $399,749     $364,664    $  --
                           ==========      ==========      ========     ========    =====
Year ended December 31,
 1994:
 Life insurance and
  annuities                $1,542,552      $1,554,479      $ 85,697     $349,529    $  --
 ----------------------
 Reinsurance                  116,957         419,266        29,477      117,238       --
 ----------------------
 Employee life-health
  benefits (C)                 10,838         218,672            --       73,355       --
 ----------------------
 Other (including
  consolidating
  adjustments)                  3,634           1,630            --        5,682       --
 ----------------------    ----------      ----------      --------     --------    -----
                           $1,673,981      $2,194,047      $115,174     $545,804    $  --
                           ==========      ==========      ========     ========    =====
Year ended December 31,
 1993:
 Life insurance and
  annuities                $1,676,163      $1,615,883      $197,363     $268,066    $  --
 ----------------------
 Reinsurance                  115,582         467,824        38,351       72,840       --
 ----------------------
 Employee life-health
  benefits                     54,513         943,235            --      300,648       --
 ----------------------
 Other (including
  consolidating
  adjustments)                (22,799)          6,197         5,275         (744)      --
 ----------------------    ----------      ----------      --------     --------    -----
                           $1,823,459      $3,033,139      $240,989     $640,810    $  --
                           ==========      ==========      ========     ========    =====



(B) The allocation of expenses between investments and other operations are based on a number of assumptions and estimates. Results would change if different methods were applied.

(C) Includes data through the March 21, 1994 date of sale of the direct writer of employee life-health coverages.

LINCOLN NATIONAL LIFE INSURANCE CO. AND SUBSIDIARIES

SCHEDULE IV

REINSURANCE (A)

Column A                 Column B     Column C    Column D     Column E     Column F
--------------------------------------------------------------------------------------
                                                                            Percentage
                                      Ceded       Assumed                   of amount
                         Gross        to other    from other                assumed to
Segment                  amount       companies   companies    Net amount   net
--------------------------------------------------------------------------------------
                         (000's omitted)
                         -------------------------------------------------------------
Year ended December 31,
 1995:
 Life insurance in force $ 51,570,782 $17,612,782 $142,794,000 $176,752,000 80.8%
 -----------------------
 Premiums:
 -----------------------
  Health insurance            302,463     299,222      273,572      276,813 98.8
  ----------------------
  Life insurance (B)          658,936     142,523      504,070    1,020,483 49.4
  ---------------------- ------------ ----------- ------------ ------------
                         $    961,399 $   441,745 $    777,642 $  1,297,296
                         ============ =========== ============ ============
Year ended December 31,
 1994:
 Life insurance in force $ 79,802,000 $45,822,000 $125,640,000 $159,620,000 78.7%
 -----------------------
 Premiums:
 -----------------------
  Health insurance            666,609     496,090      359,659      530,178 67.8
  ----------------------
  Life insurance (B)          629,185     220,678      551,179      959,686 57.4
  ---------------------- ------------ ----------- ------------ ------------
                         $  1,295,794 $   716,768 $    910,838 $  1,489,864
                         ============ =========== ============ ============
Year ended December 31,
 1993:
 Life insurance in force $135,401,000 $61,401,000 $109,257,000 $183,257,000 59.6%
 -----------------------
 Premiums:
 -----------------------
  Health insurance          1,387,414     217,705      262,171    1,431,880 18.3
  ----------------------
  Life insurance (B)          771,408     350,907      545,332      965,833 56.5
  ---------------------- ------------ ----------- ------------ ------------
                         $  2,158,822 $   568,612 $    807,503 $  2,397,713
                         ============ =========== ============ ============




(B) Includes insurance fees on universal life and other interest sensitive products.

LINCOLN NATIONAL LIFE INSURANCE CO. AND SUBSIDIARIES

SCHEDULE V

VALUATION AND QUALIFYING ACCOUNTS

Column A                 Column B   Column C                Column D    Column E
---------------------------------------------------------------------------------
                                    Additions
                                    -----------------------
                                    (1)          (2)
                                                 Charged to
                         Balance at Charged      other      Deductions- Balance
                         beginning  to costs and accounts-  describe    at end of
Description              of period  expenses (A) describe   (B)         period
---------------------------------------------------------------------------------
                         (000's omitted)
                         --------------------------------------------------------
Year ended December 31,
 1995:
 Deducted from asset
  accounts:
 . Reserve for mortgage
   loans
   on real estate         $ 56,614    $  2,659     $   --    $ (30,781) $ 28,492
 -----------------------
 . Reserve for real
   estate                   65,186      (7,227)        --      (11,406)   46,553
 -----------------------
 . Reserve for other
   long-term investments    13,492      (1,541)        --         (155)   11,796
 -----------------------
Year ended December 31,
 1994:
 Deducted from asset
  accounts:
 . Reserve for mortgage
   loans
   on real estate         $220,671    $ 19,464     $   --    $(183,521) $ 56,614
 -----------------------
 . Reserve for real
   estate                  121,427      13,058         --      (69,299)   65,186
 -----------------------
 . Reserve for other
   long-term investments    26,730         262         --      (13,500)   13,492
 -----------------------
 Included in other
  liabilities:
  Investment guarantees      1,804       4,280         --       (6,084)       --
 -----------------------
Year ended December 31,
 1993:
 Deducted from asset
  accounts:
 . Reserve for mortgage
   loans
   on real estate         $129,093    $136,717     $   --    $ (45,139) $220,671
 -----------------------
 . Reserve for real
   estate                  114,178      21,776         --      (14,527)  121,427
 -----------------------
 . Reserve for other
   long-term investments    31,582       3,905         --       (8,757)   26,730
 -----------------------
 Included in other
  liabilities:
  Investment guarantees     12,550       1,674         --      (12,420)    1,804
 -----------------------

(A) Exclude charges for the direct write-off of assets. The negative amounts represent improvements in the underlying assets for which valuation ac-counts had previously been established.

(B) Deductions reflect sales or foreclosures of the underlying holdings.

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

Board of Directors
Lincoln National Life Insurance Company

We have audited the accompanying consolidated balance sheets of Lincoln National Life Insurance Co., a wholly owned sub-sidiary of Lincoln National Corp., as of December 31, 1995 and 1994, and the related consolidated statements of income, shareholder's equity and cash flows for each of the three years in the period ended December 31, 1995. Our audits also included the financial statement schedules listed on page G-
31. These financial statements and schedules are the respon-sibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with generally ac-cepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the fi-nancial statements. An audit also includes assessing the ac-counting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Lincoln National Life Insurance Co. at December 31, 1995 and 1994, and the consolidated result of its operations and its cash flows for each of the three years in the period ended December 31, 1995, in conformity with generally accepted accounting principles. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the consolidated financial state-ments, in 1993 the Company changed its method of accounting for postretirement benefits other than pensions, accounting for impairment of loans and accounting for certain invest-ments in debt and equity securities.

                              /s/ Ernst & Young LLP

Fort Wayne, Indiana
February 7, 1996

LINCOLN NATIONAL LIFE INSURANCE COMPANY

BALANCE SHEETS--STATUTORY BASIS

                                                                                    December 31
                                                                                    1996       1995
                                                                                    ---------  ---------
                                                                                    (in millions)
                                                                                    --------------------
ADMITTED ASSETS
CASH AND INVESTMENTS:
Bonds                                                                               $19,389.6  $17,729.7
-------------------------------------------------------------------------------------------------------
Preferred stocks                                                                        239.7       89.9
-------------------------------------------------------------------------------------------------------
Unaffiliated common stocks                                                              358.3      535.5
-------------------------------------------------------------------------------------------------------
Affiliated common stocks                                                                241.5      193.0
-------------------------------------------------------------------------------------------------------
Mortgage loans on real estate                                                         2,976.7    2,909.7
-------------------------------------------------------------------------------------------------------
Real estate                                                                             621.3      655.2
-------------------------------------------------------------------------------------------------------
Policy loans                                                                            626.5      515.8
-------------------------------------------------------------------------------------------------------
Other investments                                                                       282.7      248.0
-------------------------------------------------------------------------------------------------------
Cash and short-term investments                                                         759.2      780.9
----------------------------------------------------------------------------------- ---------  ---------
Total cash and investments                                                           25,495.5   23,657.7
-------------------------------------------------------------------------------------------------------
Premiums and fees in course of collection                                                60.9       17.1
-------------------------------------------------------------------------------------------------------
Accrued investment income                                                               343.6      342.5
-------------------------------------------------------------------------------------------------------
Funds withheld by ceding companies                                                       25.8      595.3
-------------------------------------------------------------------------------------------------------
Other admitted assets                                                                   355.7      217.7
-------------------------------------------------------------------------------------------------------
Separate account assets                                                              23,735.1   18,461.6
----------------------------------------------------------------------------------- ---------  ---------
Total admitted assets                                                               $50,016.6  $43,291.9
----------------------------------------------------------------------------------- =========  =========
LIABILITIES AND CAPITAL AND SURPLUS
LIABILITIES:
Future policy benefits and claims                                                   $ 5,954.0  $ 5,713.3
-------------------------------------------------------------------------------------------------------
Other policyholder funds                                                             17,262.4   15,598.5
-------------------------------------------------------------------------------------------------------
Amounts withheld or retained by Company as agent or trustee                             250.2      499.3
-------------------------------------------------------------------------------------------------------
Funds held under reinsurance treaties                                                   564.6    1,053.5
-------------------------------------------------------------------------------------------------------
Asset valuation reserve                                                                 375.5      270.0
-------------------------------------------------------------------------------------------------------
Interest maintenance reserve                                                             76.7      116.3
-------------------------------------------------------------------------------------------------------
Other liabilities                                                                       490.9      391.3
-------------------------------------------------------------------------------------------------------
Federal income taxes                                                                      4.3        3.2
-------------------------------------------------------------------------------------------------------
Net transfers due from separate accounts                                               (659.7)    (548.0)
-------------------------------------------------------------------------------------------------------
Separate account liabilities                                                         23,735.1   18,461.6
----------------------------------------------------------------------------------- ---------  ---------
Total liabilities                                                                    48,054.0   41,559.0
-------------------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS:
Common stock, $2.50 par value:
 Authorized, issued and outstanding shares--10 million (owned by Lincoln National
 Corporation)                                                                            25.0       25.0
-------------------------------------------------------------------------------------------------------
Paid-in surplus                                                                         883.4      783.4
-------------------------------------------------------------------------------------------------------
Unassigned surplus                                                                    1,054.2      924.5
----------------------------------------------------------------------------------- ---------  ---------
Total capital and surplus                                                             1,962.6    1,732.9
----------------------------------------------------------------------------------- ---------  ---------
Total liabilities and capital and surplus                                           $50,016.6  $43,291.9
----------------------------------------------------------------------------------- =========  =========

See accompanying notes.

LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF INCOME--STATUTORY BASIS

                                                     Year ended December 31
                                                     1996     1995     1994
                                                        -----------------------
                                                     (in millions)
                                                     --------------------------
PREMIUMS AND OTHER REVENUES:
Premiums and deposits                                $7,268.5 $4,899.1 $5,648.7
-------------------------------------------------------------------------------
Net investment income                                 1,756.3  1,772.2  1,606.8
-------------------------------------------------------------------------------
Amortization of interest maintenance reserve             27.2     34.0      9.8
-------------------------------------------------------------------------------
Commissions and expense allowances on reinsurance
 ceded                                                   90.9     98.3    145.0
-------------------------------------------------------------------------------
Expense charges on deposit funds                        100.7     83.2     70.5
-------------------------------------------------------------------------------
Other income                                             16.8     14.5     15.6
---------------------------------------------------  -------- -------- --------
Total revenues                                        9,260.4  6,901.3  7,496.4
-------------------------------------------------------------------------------
BENEFITS AND EXPENSES:
Benefits and settlement expenses                      5,989.9  4,184.0  5,071.6
-------------------------------------------------------------------------------
Underwriting, acquisition, insurance and other
 expenses                                             2,878.5  2,345.7  2,136.1
---------------------------------------------------  -------- -------- --------
Total benefits and expenses                           8,868.4  6,529.7  7,207.7
---------------------------------------------------  -------- -------- --------
Gain from operations before dividends to
policyholders, income taxes and net realized gain
on investments                                          392.0    371.6    288.7
-------------------------------------------------------------------------------
Dividends to policyholders                               27.3     27.3     18.0
---------------------------------------------------  -------- -------- --------
Gain from operations before federal income taxes
 and net realized gain on investments                   364.7    344.3    270.7
-------------------------------------------------------------------------------
Federal income taxes                                     83.6    103.7     52.8
---------------------------------------------------  -------- -------- --------
Gain from operations before net realized gain on
 investments                                            281.1    240.6    217.9
-------------------------------------------------------------------------------
Net realized gain on investments, net of income tax
expense (benefits) [1996--$28.5; 1995--$48.1;
1994--$(178.1)] and excluding net transfers to
(from) the interest maintenance reserve [1996--
$(12.4); 1995--$94.9; 1994--$(147.1)]                    53.3     43.9    124.0
---------------------------------------------------  -------- -------- --------
Net income                                           $  334.4 $  284.5 $  341.9
---------------------------------------------------  ======== ======== ========


See accompanying notes.

LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS--STATUTORY BASIS

                                                                  Year
                                                                  ended
                                                                  December
                                                                  31
                                                                  1996      1995      1994
                                                                  --------  --------  --------
                                                                  (in millions)
                                                                  ----------------------------
Capital and surplus at beginning of year                          $1,732.9  $1,679.6  $1,302.5
----------------------------------------------------------------
CAPITAL AND SURPLUS INCREASE (DECREASE):
Net income                                                           334.4     284.5     341.9
----------------------------------------------------------------
Differences in cost and admitted investment amounts                   38.6     143.2    (123.3)
----------------------------------------------------------------
Nonadmitted assets                                                    (3.0)      2.9      (3.2)
----------------------------------------------------------------
Regulatory liability for reinsurance                                   0.6      (2.0)     (1.1)
----------------------------------------------------------------
Life policy reserve valuation basis                                   (0.4)      2.9      (1.3)
----------------------------------------------------------------
Asset valuation reserve                                             (105.5)   (112.5)     83.8
----------------------------------------------------------------
Mortgage loan, real estate and other investment reserves                --       2.2     218.6
----------------------------------------------------------------
Paid-in surplus                                                      100.0      15.1        --
----------------------------------------------------------------
Separate account receivable due to change in valuation                  --      27.0        --
----------------------------------------------------------------
Accounting for separate account contracts                               --        --     (13.3)
----------------------------------------------------------------
Dividends to shareholder                                            (135.0)   (310.0)   (125.0)
----------------------------------------------------------------  --------  --------  --------
Capital and surplus at end of year                                $1,962.6  $1,732.9  $1,679.6
----------------------------------------------------------------  ========  ========  ========




SEE ACCOMPANYING NOTES.

LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF CASH FLOWS--STATUTORY BASIS

                                                                  Year ended December 31
                                                                  1996        1995        1994
                                                                  ----------------------------------
                                                                  (in millions)
                                                                  ----------------------------------
OPERATING ACTIVITIES
Premiums, policy proceeds and other considerations received       $  8,059.4  $  5,430.9  $  5,654.5
-------------------------------------------------------------------------------------
Allowances and reserve adjustments received (paid) on
 reinsurance ceded                                                    (767.5)     (383.6)      137.1
-------------------------------------------------------------------------------------
Investment income received                                           1,700.6     1,713.2     1,588.5
-------------------------------------------------------------------------------------
Benefits paid                                                       (4,050.4)   (3,239.6)   (3,054.1)
-------------------------------------------------------------------------------------
Insurance expenses paid                                             (2,972.2)   (2,513.5)   (2,542.5)
-------------------------------------------------------------------------------------
Federal income taxes recovered (paid)                                  (72.3)       38.4      (191.8)
-------------------------------------------------------------------------------------
Dividends to policyholders                                             (27.7)      (16.5)      (18.4)
-------------------------------------------------------------------------------------
Other income received and expenses paid, net                             6.3        14.4        59.2
-------------------------------------------------------------------------------------
                                                                  ----------  ----------  ----------
Net cash provided by operating activities                            1,876.2     1,043.7     1,632.5
-------------------------------------------------------------------------------------
INVESTING ACTIVITIES
Sale, maturity or repayment of investments                          12,542.0    13,183.9    11,877.0
-------------------------------------------------------------------------------------
Purchase of investments                                            (14,175.4)  (14,049.6)  (12,871.8)
-------------------------------------------------------------------------------------
Other uses                                                            (266.5)      (64.0)     (123.4)
-------------------------------------------------------------------------------------
                                                                  ----------  ----------  ----------
Net cash used in investing activities                               (1,899.9)     (929.7)   (1,118.2)
-------------------------------------------------------------------------------------
FINANCING ACTIVITIES
Surplus paid-in                                                        100.0        15.1          --
-------------------------------------------------------------------------------------
Proceeds from borrowings                                               100.0        63.0        63.0
-------------------------------------------------------------------------------------
Repayment of borrowings                                                (63.0)      (63.0)      (60.0)
-------------------------------------------------------------------------------------
Dividends paid to shareholder                                         (135.0)     (310.0)     (125.0)
-------------------------------------------------------------------------------------
                                                                  ----------  ----------  ----------
Net cash provided by (used in) financing activities                      2.0      (294.9)     (122.0)
-------------------------------------------------------------------------------------
                                                                  ----------  ----------  ----------
Net increase (decrease) in cash and short-term investments             (21.7)     (180.9)      392.3
-------------------------------------------------------------------------------------
Cash and short-term investments at beginning of year                   780.9       961.8       569.5
-------------------------------------------------------------------------------------
                                                                  ----------  ----------  ----------
Cash and short-term investments at end of year                    $    759.2  $    780.9  $    961.8
-------------------------------------------------------------------------------------
                                                                  ==========  ==========  ==========

See accompanying notes.

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS


1.SUMMARY OF SIGNIFICANT
  ACCOUNTING POLICIES

  ORGANIZATION AND OPERATIONS
  The Lincoln National Life Insurance Company ("Company") is a wholly owned subsidiary of Lincoln National Corporation ("LNC") and is domiciled in In-diana. As of December 31, 1996, the Company owns 100% of the outstanding common stock of four insurance company subsidiaries: First Penn-Pacific Life Insurance Company, Lincoln National Health & Casualty Insurance Compa-ny, Lincoln National Reassurance Company and Lincoln Life & Annuity Company of New York.

  The Company's principal business consist of underwriting annuities, depos-it-type contracts, life and health insurance through multiple distribution channels and the reinsurance of individual and group life and health busi-ness. The Company is licensed and sells its products in 49 states, Canada and several U.S. territories.

  USE OF ESTIMATES
  The preparation of financial statements requires management to make esti-mates and assumptions that affect amounts reported in the financial state-ments and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

  BASIS OF PRESENTATION
  The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance, which practices differ from generally accepted accounting prin-ciples ("GAAP"). The more significant variances from GAAP are as follows:

  INVESTMENTS
  Bonds are reported at cost or amortized cost or market value based on their National Association of Insurance Commissioners ("NAIC") rating. For GAAP, the Company's bonds are classified as available-for-sale and, accordingly, are reported at fair value with changes in the fair values reported di-rectly in shareholder's equity after adjustments for related amortization of deferred acquisition costs, additional policyholder commitments and de-ferred income taxes.

  Investments in real estate are reported net of related obligation rather than on a gross basis.

  Changes between cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to a separate surplus account.

  Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the gen-eral level of interest rates and amortizes those deferrals over the remain-ing period to maturity of the individual security sold. The net deferral is reported as the interest maintenance reserve in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the interest maintenance reserve. The asset valuation reserve is determined by an NAIC prescribed formula and is reported as a liability rather than unassigned surplus. Under GAAP, real-ized capital gains and losses are reported in the income statement on a pre-tax basis in the period that the asset giving rise to the gain or loss is sold and valuation allowances are provided when there has been a decline in value deemed other than temporary, in which case, the provision for such declines are charged to income.

  SUBSIDIARIES
  The accounts and operations of the Company's subsidiaries are not consoli-dated with the accounts and operations of the Company as would be required by GAAP. Under statutory accounting principles, the Company's subsidiaries are carried at their statutory-basis net equity.

  POLICY ACQUISITION COSTS
  The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For uni-versal life insurance, annuity and other investment-type products, deferred policy acquisition costs, to the extent recoverable from future gross prof-its, are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

  NONADMITTED ASSETS
  Certain assets designated as "nonadmitted," principally furniture and equipment and certain receivables, are excluded from the accompanying bal-ance sheets and are charged directly to unassigned surplus.

  PREMIUMS
  Premiums and deposits with respect to universal life policies and annuity and other investment-type contracts are reported as premium revenues; whereas, under GAAP, such premiums and deposits are treated as liabilities and policy charges represent revenues.

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED
  INCOME TAXES
  Deferred income taxes are not provided for differences between financial statement amounts and tax bases of assets and liabilities.

  POLICYHOLDER DIVIDENDS
  Policyholder dividends are recognized when declared rather than over the term of the related policies.

  Other significant accounting practices are as follows:

  INVESTMENTS
  The discount or premium on bonds is amortized using the interest method. For mortgage-backed bonds, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect ac-tual payments to date and anticipated future payments. The net investment in the securities is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the securities.

  Short-term investments include investments with maturities of less than one year at the date of acquisition. The carrying amounts for these investments approximate their fair values.

  Preferred stocks are reported at cost or amortized cost.

  Common stocks are reported at market value as determined by the Securities Valuation Office of the NAIC and the related unrealized gains (losses) are reported in unassigned surplus without adjustment for federal income taxes.

  Policy loans are reported at unpaid balances.

  The Company uses various derivative instruments as part of its overall lia-bility-asset management program for certain investments and life insurance and annuity products. The Company values all derivative instruments on a basis consistent with that of the hedged item. Upon termination, gains and losses on those instruments are included in the carrying values of the un-derlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the un-derlying hedged items are sold.

  Mortgage loans on real estate are reported at unpaid balances, less allow-ances for impairments. Real estate is reported at depreciated cost. As of June 30, 1994, the Company changed its method of accounting for reserves on impaired real estate and mortgage loans. The impaired investment is now shown on a pre-tax basis as a nonadmitted asset. Previously, these reserves were presented as a liability, net of related tax benefits, to approximate the impact on surplus if losses were realized.

  Realized investment gains and losses on investments sold are determined us-ing the specific identification method. Changes in admitted asset carrying amounts of
1.SUMMARY OF SIGNIFICANT
  ACCOUNTING POLICIES CONTINUED

  BENEFIT RESERVES
  Certain policy reserves are calculated based on statutorily required inter-est and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

  Death benefits paid, policy and contract withdrawals, and the change in policy reserves on universal life policies, annuity and other investment-type contracts are reported as benefits and settlement expenses; in the ac-companying statement of income, whereas, under GAAP, withdrawals are treated as a reduction of the policy or contract liabilities and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

  REINSURANCE
  Premiums, claims and policy benefits and contract liabilities are reported in the accompanying financial statements net of reinsurance amounts. For GAAP, all assets and liabilities related to reinsurance ceded contracts are reported on a gross basis.

  A liability for reinsurance balances has been provided for unsecured policy and contract liabilities and unearned premiums ceded to reinsurers not au-thorized by the Indiana Department of Insurance to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible is es-tablished through a charge to income.

  Commissions on business ceded are reported as income when received rather than deferred and amortized with deferred policy acquisition costs.

  Certain reinsurance contracts meeting risk transfer requirements under statutory-basis accounting practices have been accounted for using tradi-tional reinsurance accounting whereas such contracts would be accounted for using deposit accounting under GAAP.

  POSTRETIREMENT BENEFITS
  For purposes of calculating the Company's postretirement benefit obliga-tion, only vested employees and current retirees are included in the valua-tion. Under GAAP, active employees not currently eligible would also be in-cluded.

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED

  CLAIMS AND CLAIM ADJUSTMENT EXPENSES
  Unpaid claims and claim adjustment expenses on accident and health policies represent the estimated ultimate net cost of all reported and unreported claims incurred during the year. The Company does not discount claims and claim adjustment expense reserves. The reserves for unpaid claims and claim adjustment expenses are estimated using individual case-basis valuations and statistical analyses. Those estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for claims and claim adjustment expenses are adequate. The estimates are con-tinually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current opera-tions.

  REINSURANCE CEDED AND ASSUMED
  Reinsurance premiums and claims and claim adjustment expenses are accounted for on bases consistent with those used in accounting for the original pol-icies issued and the terms of the reinsurance contracts. Certain business is transacted on a funds withheld basis and investment income on funds withheld are reported in net investment income.

  PENSION BENEFITS
  Costs associated with the Company's defined benefit pension plans is sys-tematically accrued during the expected period of active service of the covered employees.

  INCOME TAXES
  The Company and eligible subsidiaries have elected to file consolidated federal and state income tax returns with LNC. Pursuant to an intercompany tax sharing agreement with LNC, the Company provides for income taxes on a separate return filing basis. The tax sharing agreement also provides that the Company will receive benefit for net operating losses, capital losses and tax credits which are not usable on a separate return basis to the ex-tent such items may be utilized in the consolidated income tax returns of LNC.

  STOCK OPTIONS
  The Company recognizes compensation expense for its stock option incentive plans using the intrinsic value method of accounting. Under the terms of the intrinsic value method, compensation cost is the excess, if any, of the quoted market price of LNC's common stock at the grant date, or other mea-surement date, over the amount an employee must pay to acquire the stock.

  ASSETS HELD IN SEPARATE ACCOUNTS AND LIABILITIES RELATED TO SEPARATE
  ACCOUNTS
  These assets and liabilities represent segregated funds administered and invested by LNC's insurance subsidiaries for the exclusive benefit of pen-sion and variable life and annuity contractholders. The fees received by the Company for administrative and contractholder maintenance services per-formed for these separate accounts are included in the Company's statements of income.
1.SUMMARY OF SIGNIFICANT
  ACCOUNTING POLICIES CONTINUED

  bonds, mortgage loans and common and preferred stocks are credited or charged directly in unassigned surplus.

  DATA PROCESSING EQUIPMENT
  Data processing equipment is reported at depreciated cost, with deprecia-tion determined on a straight-line basis over five years.

  GOODWILL
  Goodwill, which represents the excess of the ceding commission over statu-tory-basis net assets of business purchased under an assumption reinsurance agreement, is amortized on a straight-line basis over ten years.

  PREMIUMS
  Life insurance and annuity premiums are recognized as revenue when due. Ac-cident and health premiums are earned prorata over the contract term of the policies.

  BENEFITS
  Life, annuity and accident and health benefit reserves are developed by ac-tuarial methods and are determined based on published tables using statuto-rily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Indiana De-partment of Insurance. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and returns any premium beyond the date of death, except for policies issued prior to March 1977. Surrender values on policies do not exceed the corresponding benefit reserves. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserve. If net premiums exceed the gross premiums on any insurance in-force, additional reserves are established. Benefit reserves for policies underwritten on a substandard basis are determined using the multiple table reserve method.

  The tabular interest, tabular less actual reserve released and the tabular cost have been determined by formula or from the basic data for such items. Tabular interest funds not involving life contingencies were determined us-ing the actual interest credited to the funds plus the change in accrued interest.

  Liabilities related to guaranteed investment contracts and policyholder funds left on deposit with the Company generally are equal to fund balances less applicable surrender charges.

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED
1.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
  A reconciliation of the Company's net income and capital and surplus deter-mined on a statutory accounting basis with amounts determined in accordance with GAAP is as follows:

                                 Capital and Surplus   Net Income
                                 --------------------  -----------------------
                                                       Year ended December
                                 December 31           31
                                 1996       1995       1996    1995    1994
                                 ---------  ---------  ------  ------  -------
                                               (in millions)
   Amounts reported on a
    statutory basis              $ 1,962.6  $ 1,732.9  $334.4  $284.5  $ 341.9
   ----------------------------
   GAAP adjustments:
   ----------------------------
    Deferred policy acquisition
     costs and present value of
     future profits                1,119.1      850.2    66.7   (63.0)   191.1
   ----------------------------
    Policy and contract
     reserves                     (1,405.3)  (1,562.2)  (57.1)  (55.3)   (53.6)
   ----------------------------
    Interest maintenance
     reserve                          76.7      116.3   (39.7)   60.9   (157.0)
   ----------------------------
    Deferred income taxes            (27.4)    (122.5)    1.8    38.3   (138.3)
   ----------------------------
    Policyholders' share of
     earnings and surplus on
     participating business          (81.9)     (91.9)    (.3)     .2     (3.0)
   ----------------------------
    Asset valuation reserve          375.5      270.0      --      --       --
   ----------------------------
    Net realized gain (loss) on
     investments                     (72.0)     (67.4)   78.7    30.0     47.1
   ----------------------------
    Adjustment to unrealized
     gain (loss)                     825.2    1,494.0      --      --       --
   ----------------------------
    Nonadmitted assets,
     including nonadmitted
     investments                      (7.1)      57.9      --      --       --
   ----------------------------
    Net GAAP adjustments of
     subsidiary companies            156.6      131.2    29.9    34.3     48.2
   ----------------------------
    Other, net                       (99.0)     (89.7)  (82.6)   (7.3)   (58.6)
   ----------------------------  ---------  ---------  ------  ------  -------
   Net increase (decrease)           860.4      985.9    (2.6)   38.1   (124.1)
   ----------------------------  ---------  ---------  ------  ------  -------
   Amounts on a GAAP basis       $ 2,823.0  $ 2,718.8  $331.8  $322.6  $ 217.8
   ----------------------------  =========  =========  ======  ======  =======

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED

2.PERMITTED STATUTORY ACCOUNTING PRACTICES

  The Company's statutory-basis financial statements are prepared in accor-dance with accounting practices prescribed or permitted by the Indiana De-partment of Insurance (the "Department"). "Prescribed" statutory accounting practices include state laws, regulations and general administrative rules, as well as a variety of publications of the NAIC. "Permitted" statutory ac-counting practices encompass all accounting practices that are not pre-scribed; such practices may differ from state to state, may differ from company to company within a state and may change in the future. The NAIC currently is in the process of recodifying statutory accounting practices, the result of which is expected to constitute the only source of "pre-scribed" statutory accounting practices. Accordingly, that project, which is expected to be completed in 1998, will likely change, to some extent, prescribed statutory accounting practices, and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements.

  In 1994, the Company received approval from the Department to change its accounting for surrender charges applicable to separate account liabilities for variable life and annuity products so that the surrender charges on these products are recorded as a liability in the separate account finan-cial statements payable to the Company's general account. In the accompany-ing financial statements, a corresponding receivable is recorded with the related income impact recorded in the accompanying statement of operations as a change in reserves or change in premium and other deposit funds. The cumulative effect of this change increased 1994 net income by $13,299,000.

  The Company has approval from the Department to establish valuation allow-ances on mortgage loans on real estate in accordance with GAAP, which are in excess of that prescribed by the NAIC and the Department.

  Prior to 1995, the Company has considered certain amounts under modified coinsurance reinsurance contracts as adjustments to premiums. As such, pol-icyholder dividends, cash surrender charges and reserve adjustments with interest thereon and commissions on reinsurance assumed are classified as premiums, rather than on expense lines, with no net effect on net income or capital and surplus. On a net-of-ceded basis for the year ended December 31, 1994, this practice resulted in increases to both revenues and expenses of approximately $600,000,000. In addition, reserve adjustments with inter-est thereon and commissions on reinsurance ceded were also classified as premiums, rather than in other revenue classifications. For the year ended December 31, 1994, this intra-revenue grouping reduced premiums by approxi-mately $50,000,000. Beginning in 1995, the Company reports modified coin-surance agreements on a gross basis. This change was made as a result of communications with the Department. This accounting change had no effect on income or surplus and prior period amounts have not been restated.

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED
3. INVESTMENTS
  The major categories of net investment income are as follows:

                                                                     Year ended December 31
                                                                     1996     1995     1994
                                                      -----------------------------------------
                                                                     (in millions)
                                                                     --------------------------
   Income:
    Bonds                                                            $1,442.2 $1,457.4 $1,266.7
   --------------------------------------------------------------------------------
    Preferred stocks                                                      9.6      6.4      5.8
   --------------------------------------------------------------------------------
    Unaffiliated common stocks                                            6.5      5.2      4.4
   --------------------------------------------------------------------------------
    Affiliated common stocks                                              9.5     12.6     62.5
   --------------------------------------------------------------------------------
    Mortgage loans on real estate                                       269.3    252.0    255.2
   --------------------------------------------------------------------------------
    Real estate                                                         114.4    110.0     97.4
   --------------------------------------------------------------------------------
    Policy loans                                                         35.0     32.1     29.7
   --------------------------------------------------------------------------------
    Other investments                                                    22.4     62.6    121.3
   --------------------------------------------------------------------------------
    Cash and short-term investments                                      48.9     53.2     43.3
    ---------------------------------------------------------------  -------- -------- --------
   Total investment income                                            1,957.8  1,991.5  1,886.3
  -----------------------------------------------------------------------------------
   Expenses:
    Depreciation                                                         25.0     25.9     21.9
   --------------------------------------------------------------------------------
    Other                                                               176.5    193.4    257.6
    ---------------------------------------------------------------  -------- -------- --------
   Total investment expenses                                            201.5    219.3    279.5
   ----------------------------------------------------------------  -------- -------- --------
   Net investment income                                             $1,756.3 $1,772.2 $1,606.8
   ----------------------------------------------------------------  ======== ======== ========

  Nonadmitted accrued investment income at December 31, 1996 and 1995 amounted to $2,500,000 and $11,500,000, respective-
  ly, consisting principally of interest on bonds in default and mortgage loans.

  The cost or amortized cost, gross unrealized gains and losses and the fair value of investments in bonds are summa-rized as follows:

                          Cost or   Gross      Gross
                          Amortized Unrealized Unrealized Fair
                          Cost      Gains      Losses     Value
                                           ------------------------
                          (in millions)
                          -----------------------------------------
   At December 31, 1996:
    Corporate             $12,548.1  $  586.5    $ 66.6   $13,068.0
   --------------------------------------------------------------
    U.S. government         1,088.7      43.2      18.0     1,113.9
   --------------------------------------------------------------
    Foreign government      1,234.0     105.1       1.4     1,337.7
   --------------------------------------------------------------
    Mortgage-backed         4,478.4     183.3      27.4     4,634.3
   --------------------------------------------------------------
    State and municipal        40.4        .1        --        40.5
    --------------------  ---------  --------    ------   ---------
                          $19,389.6  $  918.2    $113.4   $20,194.4
                          =========  ========    ======   =========
   At December 31, 1995:
    Corporate             $11,642.0  $1,074.7    $ 41.4   $12,675.3
   --------------------------------------------------------------
    U.S. government           546.4      82.2        --       628.6
   --------------------------------------------------------------
    Foreign government        908.0      68.0        .6       975.4
   --------------------------------------------------------------
    Mortgage-backed         4,628.3     283.2      11.2     4,900.3
   --------------------------------------------------------------
    State and municipal         5.0        .1        --         5.1
    --------------------  ---------  --------    ------   ---------
                          $17,729.7  $1,508.2    $ 53.2   $19,184.7
                          =========  ========    ======   =========

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED
3. INVESTMENTS CONTINUED

  Fair values for bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are esti-mated by discounting expected future cash flows using a cur-rent market rate applicable to the coupon rate, credit qual-ity and maturity of the investments.

  A summary of the cost or amortized cost and fair value of investments in bonds at December 31, 1996, by contractual maturity, is as follows:

                                                                                Cost or
                                                                                Amortized Fair
                                                                                Cost      Value
                                                             ------------------------------
                                                                                (in millions)
                                                                                -------------------
   Maturity:
    In 1997                                                                     $   358.0 $   360.1
  ----------------------------------------------------------------------------------------------
    In 1998-2001                                                                  3,809.0   3,912.3
  ----------------------------------------------------------------------------------------------
    In 2002-2006                                                                  4,760.9   4,917.3
  ----------------------------------------------------------------------------------------------
    After 2006                                                                    5,983.3   6,370.4
  ----------------------------------------------------------------------------------------------
    Mortgage-backed securities                                                    4,478.4   4,634.3
   ---------------------------------------------------------------------------  --------- ---------
   Total                                                                        $19,389.6 $20,194.4
   ---------------------------------------------------------------------------  ========= =========

  The expected maturities may differ from the contractual ma-turities in the foregoing table because certain borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

  At December 31, 1996, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location.

  Proceeds from sales of investments in bonds during 1996, 1995 and 1994 were $10,996,900,000, $12,234,100,000 and
  $9,668,300,000, respectively. Gross gains during 1996, 1995 and 1994 of $169,700,000, $225,600,000 and $62,600,000, re-
  spectively, and gross losses of $177,000,000, $83,100,000 and $286,800,000, respectively, were realized on those sales.

  At December 31, 1996 and 1995, investments in bonds, with an admitted asset value of $70,700,000 and $60,700,000, respec-tively, were on deposit with state insurance departments to satisfy regulatory requirements.

  The cost or amortized cost, gross unrealized gains and losses and the fair value of investments in unaffiliated common stocks and preferred stocks are as follows:

                                Cost or   Gross      Gross
                                Amortized Unrealized Unrealized Fair
                                Cost      Gains      Losses     Value
                                       -------------------------------
                                (in millions)
                                       -------------------------------
   At December 31, 1996:
    Preferred stocks            $239.7    $ 10.5     $ 1.7      $248.5
  ----------------------------------------------------------
    Unaffiliated common stocks   289.9      84.6      16.2       358.3
  ----------------------------------------------------------
   At December 31, 1995:
    Preferred stocks              89.9      13.9        .2       103.6
  ----------------------------------------------------------
    Unaffiliated common stocks   438.0     110.0      12.5       535.5
  ----------------------------------------------------------

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED
3. INVESTMENTS CONTINUED

  The carrying value of affiliated common stocks, representing their statutory-basis net equity, was $241,500,000 and $193,000,000 at December 31, 1996 and 1995, respectively. The cost basis of investments in subsidiaries as of December 31, 1996 and 1995 was $194,000,000 and $123,000,000, respec-
  tively.

  During 1996, the maximum and minimum lending rates for mort-gage loans were 10.5% and 6.0%, respectively. At the issu-ance of a loan, the percentage of loan to value on any one loan does not exceed 75%. At December 31, 1996, the Company did not hold any mortgages with interest overdue beyond one year. At December 31, 1996, the Company's investments in mortgage loans were subject to $59,700,000 of prior liens. All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.

4.FEDERAL INCOME TAXES

  The effective federal income tax rate for financial report-ing purposes differs from the prevailing statutory tax rate principally due to tax-exempt investment income, dividends-received tax deductions, differences in policy acquisition costs and policy and contract liabilities for tax return and financial statement purposes.

  Federal income taxes incurred of $83,600,000, $103,700,000 and $52,800,000 in 1996, 1995 and 1994, respectively, would be subject to recovery in the event that the Company incurs net operating losses within three years of the years for which such taxes were paid.

  Prior to 1984, a portion of the Company's current income was not subject to current income tax, but was accumulated for income tax purposes in a memorandum account designated as "policyholders' surplus." The Company's balance in the "pol-icyholders' surplus" account at December 31, 1983 of $187,000,000 was "frozen" by the Tax Reform Act of 1984 and, accordingly, there have been no additions to the accounts after that date. That portion of current income on which in-come taxes have been paid will continue to be accumulated in a memorandum account designated as "shareholder's surplus," and is available for dividends to the shareholder without additional payment of tax by the Company. The December 31, 1996 memorandum account balance for "shareholder's surplus" was $1,606,000,000. Should dividends to the shareholder ex-ceed its respective "shareholder's surplus," amounts would need to be transferred from the "policyholders' surplus" and would be subject to federal income tax at that time. Under existing or foreseeable circumstances, the Company neither expects nor intends that distributions will be made that will result in any such tax.

5.SUPPLEMENTAL FINANCIAL DATA

  The balance sheet caption, "Other Admitted Assets," includes amounts recoverable from other insurers for claims paid by the Company, and the balance sheet caption, "Future Policy Benefits and Claims," has been reduced for insurance ceded as follows:

                                                                      December 31
                                                                      --------------------------
                                                                      1996     1995     1994
                                                       ----------------------------------------
                                                                      (in millions)
                                                       ----------------------------------------
  Insurance ceded                                                     $1,154.5 $1,634.0 $1,721.1
  Amounts recoverable from other insurers                                 16.0      4.4      4.8

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED
5.SUPPLEMENTAL FINANCIAL DATA CONTINUED

  Reinsurance transactions included in the income statement caption, "Premiums and Deposits," are as follows:

                                     Year ended December
                                     31
                                     1996   1995   1994
                                                       --
                                     (in millions)
                                     --------------------
    Insurance assumed                $241.3 $667.7 $607.3
    -------------------------------
    Insurance ceded                   193.3  453.1  583.8
    -------------------------------  ------ ------ ------
    Net amount included in premiums  $ 48.0 $214.6 $ 23.5
    -------------------------------  ====== ====== ======

  The income statement caption, "Benefits and Settlement Ex-penses," is net of reinsurance recoveries of $787,886,200, $1,407,000,000 and $1,391,100,000 for 1996, 1995 and 1994,
  respectively.

  Deferred and uncollected life insurance premiums and annuity considerations included in the balance sheet caption, "Pre-miums and Fees in Course of Collection," are as follows:

                           December 31, 1996
                           -----------------------
                                           Net of
                           Gross   Loading Loading

                           (in millions)
                           -----------------------
    Ordinary new business  $  3.9   $1.9   $  2.0
    ---------------------
    Ordinary renewal         35.1    3.0     32.1
    ---------------------
    Group life                9.4    (.1)     9.5
    ---------------------
    Group annuity              --     --       --
    ---------------------  ------   ----   ------
                           $ 48.4   $4.8   $ 43.6
                           ======   ====   ======
                           December 31, 1995
                           -----------------------
                                           Net of
                           Gross   Loading Loading

                           (in millions)
                           -----------------------
    Ordinary new business  $  2.5   $1.1   $  1.4
    ---------------------
    Ordinary renewal        (19.1)   2.8    (21.9)
    ---------------------
    Group life               15.8     --     15.8
    ---------------------
    Group annuity              .2     --       .2
    ---------------------  ------   ----   ------
                           $  (.6)  $3.9   $ (4.5)
                           ======   ====   ======

  The Company has entered into non-exclusive managing general agent agreements with International Benefit Services Corp., HRM Claim Management, Inc. and Pediatrics Insurance Consul-tants, Inc. to write group life and health business. Direct premiums written amounted to $26,200,000 $3,800,000 and $8,600,000 in 1996 and $33,100,000, $10,600,000 and
  $8,800,000 in 1995, respectively. During 1996, LNC Adminis-trative Services entered into a similar agreement with the Company with direct premiums written amounting to $6,200,000. Authority granted by the managing general agents agreements include underwriting, claims adjustment and claims payment services.

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED

6.ANNUITY RESERVES

  At December 31, 1996, the Company's annuity reserves and de-posit fund liabilities, including separate accounts, that are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment and not subject to discretionary withdrawal provisions are sum-marized as follows:

                                                           Amount      Percent
                                                              ----------------
                                                           (in millions)
                                                           -------------------
   Subject to discretionary withdrawal with adjustment:
     With market value adjustment                           $ 2,971.8     6.0%
   ------------------------------------------------------
     At book value, less surrender charge                     5,228.6    12.0
   ------------------------------------------------------
     At market value                                         22,703.4    51.0
   ------------------------------------------------------  ----------  ------
                                                             30,903.8    69.0
   Subject to discretionary withdrawal without adjustment
    at book value with minimal or no charge or adjustment    10,986.4    25.0
   ------------------------------------------------------
   Not subject to discretionary withdrawal                    2,601.9     6.0
   ------------------------------------------------------
                                                           ----------  ------
   Total annuity reserves and deposit fund                   44,492.1
    liabilities--before reinsurance                                     100.0%
   ------------------------------------------------------
                                                                       ======
   Less reinsurance                                           1,848.8
   ------------------------------------------------------  ----------
   Net annuity reserves and deposit fund liabilities,
    including separate accounts                             $42,643.3
   ------------------------------------------------------  ==========

7.CAPITAL AND SURPLUS

  Life insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus main-tained by a life insurance company is to be determined based on the various risk factors related to it. At December 31, 1996, the Company exceeds the RBC requirements.

  The payment of dividends by the Company is limited and can-not be made except from earned profits. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the Indiana Insurance Commissioner is subject to restrictions relating to statutory surplus and net gain from operations. In 1997, the Company can pay divi-dends of $281,100,000 without prior approval of the Indiana Insurance Commissioner.

8.EMPLOYEE BENEFIT PLANS

  Pension plans
  LNC maintains funded defined benefit pension plans for most of its employees and, prior to January 1, 1995, full-time agents. The benefits for employees are based on total years of service and the highest 60 months of compensation during the last 10 years of employment. The benefits for agents were based on a percentage of each agent's yearly earnings. The plans are funded by contributions to tax-exempt trusts. The Company's funding policy is consistent with the funding requirements of Federal laws and regulations. Contributions are intended to provide not only the benefits attributed to service to date, but also those expected to be earned in the future. Plan assets consist principally of listed equity se-curities, corporate obligations and government bonds.

  All benefits applicable to the funded defined benefit plan for agents were frozen as of December 31, 1994. The curtail-ment of this plan did not have a significant effect on net pension cost for 1994. Effective January 1, 1995, pension benefits for agents have been provided by a new defined

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED
8.EMPLOYEE BENEFIT PLANS CONTINUED

  contribution plan. Contributions to this plan will be based on 2.3% of an agent's earnings up to the social security wage base and 4.6% of any excess.

  LNC also administers two types of unfunded, non-qualified, defined benefit plans for certain employees and agents. A supplemental retirement plan provides employees and agents defined benefit pension benefits in excess of limits imposed by Federal tax law. A salary continuation plan provides cer-tain officers of the Company defined pension benefits based on years of service and final monthly salary upon death or retirement.

  The status of the funded defined benefit pension plans and the amounts recognized in the balance sheets are as follows:

                                                          December 31
                                                          1996
                                                          -------  1995
                                                          (in millions)
                                                          ----------------
   Actuarial present value of benefit obligation:
   Vested benefits                                        $(156.9) $(146.1)
  -------------------------------------------------------------------------
   Nonvested benefits                                        (6.0)    (7.7)
  -------------------------------------------------------------------------
                                                          -------  -------
   Accumulated benefit obligation                          (162.9)  (153.8)
  -------------------------------------------------------------------------
   Effect of projected future compensation increases        (27.9)   (28.5)
  -------------------------------------------------------------------------
                                                          -------  -------
   Projected benefit obligation                            (190.8)  (182.3)
  -------------------------------------------------------------------------
   Plan assets at fair value                                186.1    173.2
  -------------------------------------------------------------------------
                                                          -------  -------
   Projected benefit obligation in excess of plan assets     (4.7)    (9.1)
  -------------------------------------------------------------------------
   Unrecognized net loss                                      4.9      9.3
  -------------------------------------------------------------------------
   Unrecognized prior service cost                            1.4      1.5
  -------------------------------------------------------------------------
                                                          -------  -------
   Prepaid pension costs included in other liabilities    $   1.6  $   1.7
  -------------------------------------------------------------------------
                                                          =======  =======

  The status of the unfunded defined benefit pension plans and the amounts recognized in the balance sheets are as follows:

                                                        December 31
                                                        1996
                                                        -----  1995
                                                        (in
                                                        millions)
                                                        ------------
   Actuarial present value of benefit obligation:
   Vested benefits                                      $(6.6) $(6.4)
  -------------------------------------------------------------------
   Nonvested benefits                                     (.9)  (1.1)
  -------------------------------------------------------------------
                                                        -----  -----
   Accumulated benefit obligation                        (7.5)  (7.5)
  -------------------------------------------------------------------
   Effect of projected future compensation increases     (1.1)  (1.7)
  -------------------------------------------------------------------
                                                        -----  -----
   Projected benefit obligation                          (8.6)  (9.2)
  -------------------------------------------------------------------
   Unrecognized net loss (gain)                           (.1)    .9
  -------------------------------------------------------------------
   Unrecognized prior service cost                         .2     .3
  -------------------------------------------------------------------
                                                        -----  -----
   Accrued pension costs included in other liabilities  $(8.5) $(8.0)
  -------------------------------------------------------------------
                                                        =====  =====

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED
8.EMPLOYEE BENEFIT PLANS CONTINUED

  The determination of the projected benefit obligation for the defined benefit plans was based on the following assump-tions:

                                                                            December 31
                                                                            1996   1995   1994
                                                               ---------------------------
     Weighted-average discount rate                                         7.0%     7.0%   8.0%
     ----------------------------------------------------------------------
     Rate of increase in compensation:
     ----------------------------------------------------------------------
     Salary continuation plan                                               5.5      6.0    6.5
     ----------------------------------------------------------------------
     All other plans                                                        4.5      5.0    5.0
     ----------------------------------------------------------------------
     Expected long-term rate of return on plan assets                       9.0      9.0    9.0
     ----------------------------------------------------------------------

  The components of net pension cost for the defined benefit pension plans are as follows:

                                                                            Year ended
                                                                            December 31
                                                                            1996   1995   1994
                                                               ---------------------------
   Service cost--benefits earned during the year                            $ 5.2  $ 4.1  $ 7.9
   ------------------------------------------------------------------------
   Interest cost on projected benefit obligation                             12.9   11.9   11.6
   ------------------------------------------------------------------------
   Actual return on plan assets                                             (17.5) (32.0)   4.2
   ------------------------------------------------------------------------
   Net amortization (deferral)                                                3.1   20.3  (16.7)
   ------------------------------------------------------------------------ -----  -----  -----
   Net pension cost                                                         $ 3.7  $ 4.3  $ 7.0
   ------------------------------------------------------------------------ =====  =====  =====

  401K PLAN

  LNC and the Company sponsor contributory defined contribu-tion plans for eligible employees and agents. The Company's contributions to the plans are equal to each participant's pre-tax contribution, not to exceed 6% of base pay, multi-plied by a percentage ranging from 25% to 150%, which varies according to certain incentive criteria as determined by LNC's Board of Directors. Expense for these plans amounted to $9,300,000, $6,700,000 and $11,200,000 in 1996, 1995 and
  1994, respectively.

  POSTRETIREMENT MEDICAL AND LIFE INSURANCE BENEFIT PLANS

  LNC sponsors unfunded defined benefit plans that provide postretirement medical and life insurance benefits to full-time employees and agents who, depending on the plan, have worked for the Company 10 to 15 years and attained age 55 to
  60. Medical benefits are also available to spouses and other dependents of employees and agents. For medical benefits, limited contributions are required from individuals retired prior to November 1, 1988; contributions for later retirees, which can be adjusted annually, are based on such items as years of service at retirement and age at retirement. The life insurance benefits are noncontributory, although par-ticipants can elect supplemental contributory benefits.

  The status of the postretirement medical and life insur-ance benefit plans and the amounts recognized in the bal-ance sheets are as follows:

                                                                             December 31
                                                                             1996    1995
                                                                --------------------------
                                                                             (in millions)
                                                                             --------------
   Accumulated postretirement benefit obligation:
    Retirees                                                                 $(32.4) $(37.9)
    ------------------------------------------------------------------------
    Fully eligible active plan participants                                    (8.2)   (8.7)
    ------------------------------------------------------------------------ ------  ------
    Accumulated postretirement benefit obligation                             (40.6)  (46.6)
    ------------------------------------------------------------------------
    Unrecognized net loss (gain)                                               (7.0)     .8
    ------------------------------------------------------------------------ ------  ------
    Accrued plan cost included in other liabilities                          $(47.6) $(45.8)
    ------------------------------------------------------------------------ ======  ======

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED
8.EMPLOYEE BENEFIT PLANS CONTINUED

  The components of periodic postretirement benefit cost are as follows:

                                                                            Year ended
                                                                            December 31
                                                                            1996  1995  1994
                                                           ---------------------------------
                                                                            (in millions)
                                                                            ----------------
   Service cost                                                             $1.3  $1.1  $1.4
   ------------------------------------------------------------------------
   Interest cost                                                             2.7   3.0   3.1
   ------------------------------------------------------------------------
   Amortized cost (credit)                                                   (.5)  (.4)   .1
   ------------------------------------------------------------------------ ----  ----  ----
   Net periodic postretirement benefit cost                                 $3.5  $3.7  $4.6
   ------------------------------------------------------------------------ ====  ====  ====

  The calculation of the accumulated postretirement benefit obligation assumes a weighted-average annual rate of in-crease in the per capita cost of covered benefits (i.e., health care cost trend rate) of 8.5% for 1997. It further assumes the rate will gradually decrease to 5.0% by 2005 and remain at that level. The health care cost trend rate as-sumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point each year would increase the accumulated postretirement benefit obligation as of December 31, 1996 and 1995 by $1,900,000 and $2,100,000, respective-
  ly. The aggregate of the estimated service and interest cost components of net periodic postretirement benefit cost for the year ended December 31, 1996 would increase by $184,000. The calculation assumes a long-term rate of increase in com-pensation of 4.5% and 5.0% at December 31, 1996 and 1995, respectively. The weighted-average discount rate used in de-termining the accumulated postretirement benefit obligation was 7.0% for both December 31, 1996 and 1995.

9.RESTRICTIONS, COMMITMENTS AND
  CONTINGENCIES

  DISABILITY INCOME POLICIES
  The liability for disability income claims net of the related asset for amounts recoverable from reinsurers at December 31, 1996 and 1995 is a net liability of $572,000,000 and $503,800,000, respectively. This liability is based on the assumption that the recent experience will continue in the fu-ture. If incidence levels or claim termination rates vary significantly from these assumptions, adjustments to reserves may be required in the fu-ture. Accordingly, this liability may prove to be deficient or excessive. However, it is management's opinion that such future development will not materially affect the financial position of the Company. The Company con-tinually reviews and updates the level of these reserves.

  During the fourth quarter of 1995, the Company completed an in-depth review of the experience of its disability income business. As a result of this study, and based on the assumption that recent experience will continue in the future, net income decreased by $15,200,000 as a result of strengthen-ing the disability income reserve.

  MARKETING AND COMPLIANCE ISSUES
  Regulators continue to focus on market conduct and compliance issues. Under certain circumstances companies operating in the insurance and financial services markets have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with poli-cies that were less advantageous to the policyholder. The Company's manage-ment continues to monitor the Company's sales materials and compliance pro-cedures and is making an extensive effort to minimize any potential liabil-ity. However, due to the uncertainty surrounding such matters, it is not possible to provide a meaningful estimate of the range of potential out-comes at this time.

  GROUP PENSION ANNUITIES
  The liabilities for guaranteed interest and group pension annuity con-tracts, which are no longer being sold by the Company, are supported by a single portfolio of assets that attempts to match the duration of these li-abilities. Due to the very long-term nature of group pension annuities and the resulting inability to exactly match cash flows, a risk exists that fu-ture cash flows from investments will not be reinvested at rates as high as currently earned by the portfolio. Accordingly, these liabilities may prove to be deficient or excessive. However, it is management's opinion that such future development will

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED

  INSURANCE CEDED AND ASSUMED
  The Company cedes insurance to other companies, including certain affili-ates. The portion of risks exceeding the Company's retention limit is rein-sured with other insurers. Industry regulations prescribe the maximum cov-erage that the Company can retain on an individual insured. As of December 31, 1996, the Company's maximum retention on a single insured was $3,000,000. To cover products other than life insurance, the Company ac-quires other insurance coverages with retentions and limits that management believes are appropriate for the circumstances. The accompanying financial statements reflect premiums and benefits and settlement expenses, net of insurance ceded. The Company remains liable if its reinsurers are unable to meet their contractual obligations under the applicable reinsurance agree-ments.

  The Company assumes insurance from other companies, including certain af-filiates. At December 31, 1996, the Company has provided $17,200,000 of statutory surplus relief to other insurance companies under reinsurance transactions. Generally, such amounts are offset by corresponding receiv-ables from the ceding company, which are secured by future profits on the reinsured business. However, the Company is subject to the risk that the ceding company may become insolvent and the right of offset would not be permitted.

  VULNERABILITY FROM CONCENTRATIONS
  At December 31, 1996, the Company did not have a concentration of: 1) busi-ness transactions with a particular customer, lender or distributor; 2) revenues from a particular product or service; 3) sources of supply of la-bor or services used in the business; or 4) a market or geographic area in which business is conducted that makes it vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to the Company's financial condition.

9.RESTRICTIONS, COMMITMENTS AND
  CONTINGENCIES CONTINUED

  not materially affect the financial position of the Company.

  LEASES
  The Company leases its home office properties. The agreements provide for a 25 year lease period with options to renew for six additional terms of five years each. The agreements also provide the Company with the right of first refusal to purchase the properties during the term of the lease, including renewal periods, at a price as defined in the agreements. In addition, the Company has the option to purchase the leased properties at fair value as defined in the agreements on the last day of the initial 25 year lease pe-riod ending in 2009 or on the last day of any of the renewal periods.

  Total rental expense on operating leases in 1996, 1995 and 1994 was $26,400,000, $22,500,000 and $20,600,000, respectively. Future minimum rental commitments are as follows (in millions):

    1997        $ 17.5
    1998          17.1
    1999          17.4
    2000          16.9
    2001          17.2
    Thereafter   151.6
                ------
                $237.7
                ======

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED
9.RESTRICTIONS, COMMITMENTS AND
  CONTINGENCIES CONTINUED

  OTHER CONTINGENCY MATTERS
  The Company is involved in various pending or threatened legal proceedings arising from the conduct of business. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that these proceed-ings ultimately will be resolved without materially affecting the financial position or results of operations of the Company.

  The number of insurance companies that are under regulatory supervision has resulted, and is expected to continue to result, in assessments by state guaranty funds to cover losses to policyholders of insolvent or rehabili-tated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. The Company has accrued for expected assessments net of estimated future premium tax deductions.

  REINSURANCE
  The regulatory required liability for unsecured reserves ceded to unautho-rized reinsurers was $4,300,000 and $5,600,000 at December 31, 1996 and 1995, respectively.

  GUARANTEES
  The Company has guarantees with off-balance-sheet risks whose contractual amounts represent credit exposure. Outstanding guarantees with off-balance-sheet risks, shown in notional or contract amounts, are as follows:

                                                   Notional or
                                                   Contract Amounts
                                                   -----------------
                                                   December 31
                                                   -----------------
                                                   1996     1995
                                          --------------------
                                                   (in millions)
                                                   -----------------
    Mortgage loan pass-through certificates        $   50.3 $   63.6
    Real estate partnerships                             .5      3.3
                                                   -------- --------
                                                   $   50.8 $   66.9
                                                   ======== ========

  The Company has invested in real estate partnerships that use conventional mortgage loans. In some cases, the terms of these arrangements involve guarantees by each of the partners to indemnify the mortgagor in the event a partner is unable to pay its principal and interest payments. In addi-tion, the Company has sold commercial mortgage loans through grantor trusts which issued pass-through certificates. The Company has agreed to repur-chase any mortgage loans which remain delinquent for 90 days at a repur-chase price substantially equal to the outstanding principal balance plus accrued interest thereon to the date of repurchase. It is management's opinion that the value of the properties underlying these commitments is sufficient that in the event of default the impact would not be material to the Company. Accordingly, both the carrying value and fair value of these guarantees is zero at December 31, 1996 and 1995.

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED
9.RESTRICTIONS, COMMITMENTS AND CONTINGENCIES CONTINUED

  DERIVATIVES
  The Company has derivatives with off-balance-sheet risks whose notional or contract amounts exceed the credit ex-posure. The Company has entered into derivative transac-tions to reduce its exposure to fluctuations in interest rates, the widening of bond yield spreads over comparable maturity U.S. Government obligations and foreign exchange risks. In addition, the Company is subject to the risks associated with changes in the value of its derivatives;
  however, such changes in the value generally are offset by changes in the value of the items being hedged by such contracts. Outstanding derivatives with off-balance-sheet risks, shown in notional or contract amounts along with their carrying value and estimated fair values, are as follows:

                                                Assets (Liabilities)
                                                ------------------------------
                              Notional or       Carrying Fair   Carrying Fair
                              contract amounts  value    value  value    value
                                 ---------------------------------------------
                              December 31       December 31     December 31
                              1996     1995     1996     1996   1995     1995
                                 ---------------------------------------------
                              (in millions)
                              ------------------------------------------------
   Interest rate
    derivatives:
    Interest rate cap
     agreements               $5,500.0 $5,110.0  $20.8   $ 8.2   $22.7   $5.3
    Spread-lock agreements          --    600.0     --      --     (.9)   (.9)
    Swaptions                    672.0       --   11.0    10.6      --     --
    Financial futures
     contracts                   147.7       --   (2.4)   (2.4)     --     --
    Interest rate swaps             --      5.0     --      --      .2     .2
                              -------- --------  -----   -----   -----   ----
                               6,319.7  5,715.0   29.4    16.4    22.0    4.6
   Foreign currency
    derivatives:
    Foreign exchange forward
     contracts                   251.5     15.7     .2     (.2)    (.6)   (.6)
    Foreign currency options      43.9     99.2     .6      .4     1.9    1.4
    Foreign currency swaps        15.0     15.0     --    (2.1)     .4     .4
                              -------- --------  -----   -----   -----   ----
                                 310.4    129.9     .8    (1.9)    1.7    1.2
                              -------- --------  -----   -----   -----   ----
                              $6,630.1 $5,844.9  $30.2   $14.5   $23.7   $5.8
                              ======== ========  =====   =====   =====   ====

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED
9.RESTRICTIONS, COMMITMENTS AND CONTINGENCIES CONTINUED


  A reconciliation and discussion of the notional or contract amounts for the significant programs using derivative agree-ments and contracts at December 31 is as follows:

                            Interest Rate Caps    Spread Locks          Swaptions
                              ----------------------------------------------------------------------
                            1996       1995       1996       1995       1996       1995
                              ----------------------------------------------------------------------
                            (in millions)
                            ----------------------------------------------------------------
   Balance at beginning of
    year                    $ 5,110.0  $ 4,400.0  $   600.0  $ 1,300.0  $      --  $      --
   New contracts                390.0      710.0       15.0      800.0      672.0         --
   Terminations and                --         --     (615.0)  (1,500.0)        --         --
    maturities              ---------  ---------  ---------  ---------  ---------  ---------
   Balance at end of year   $ 5,500.0  $ 5,110.0  $      --  $   600.0  $   672.0  $      --
                            =========  =========  =========  =========  =========  =========
                            Financial Futures
                            ------------------------------------------
                            Contracts             Options               Interest Rate Swaps
                            1996       1995       1996       1995       1996       1995
                              ----------------------------------------------------------------------
   Balance at beginning of
    year                    $      --  $   382.5  $      --  $      --  $     5.0  $      --
   New contracts              7,918.8      810.5         --      181.6         --         --
   Terminations and          (7,771.1)  (1,193.0)        --     (181.6)      (5.0)        --
    maturities              ---------  ---------  ---------  ---------  ---------  ---------
   Balance at end of year   $   147.7  $      --  $      --  $      --  $      --  $      --
                            =========  =========  =========  =========  =========  =========
                            Foreign Currency Derivatives
                              ----------------------------------------------------------------------
                            Foreign Exchange      Foreign Currency      Foreign
                            Forward Contracts     Options               Currency Swaps
                            1996       1995       1996       1995       1996       1995
                              ----------------------------------------------------------------------
                            (in millions)
                            ----------------------------------------------------------------
   Balance at beginning of
    year                    $    15.7  $    21.2  $    99.2  $      --  $    15.0  $      --
   New contracts                406.9      131.2    1,168.8      356.6         --       15.0
   Terminations and            (171.1)    (136.7)  (1,224.1)    (257.4)        --         --
    maturities              ---------  ---------  ---------  ---------  ---------  ---------
   Balance at end of year   $   251.5  $    15.7  $    43.9  $    99.2  $    15.0  $    15.0
                            =========  =========  =========  =========  =========  =========

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED
9.RESTRICTIONS, COMMITMENTS AND
  CONTINGENCIES CONTINUED

  INTEREST RATE CAPS
  The interest rate cap agreements, which expire in 1997 through 2003, enti-tle the Company to receive payments from the counterparties on specified future reset dates, contingent on future interest rates. For each cap, the amount of such quarterly payments, if any, is determined by the excess of a market interest rate over a specified cap rate multiplied by the notional amount divided by four. The purpose of the Company's interest rate cap agreement program is to protect its annuity line of business from the ef-fect of fluctuating interest rates. The premium paid for the interest rate caps is included in other assets ($20,800,000 as of December 31, 1996) and is being amortized over the terms of the agreements. This amortization is included in net investment income.

  SWAPTIONS
  Swaptions, which expire in 2002, entitle the Company to receive settlement payments from the counterparties on specified expiration dates, contingent on future interest rates. For each swaption, the amount of such settlement payments, if any, is determined by the present value of the difference be-tween the fixed rate on a market rate swap and the strike rate multiplied by the notional amount. The purpose of the Company's swaption program is to protect the assets supporting its annuity line of business from the effect of fluctuating interest rates. The premium paid for the swaptions is in-cluded in other assets ($11,000,000 as of December 31, 1996) and is being amortized over the terms of the agreements. This amortization is included in net investment income.

  SPREAD LOCKS
  Spread-lock agreements provide for a lump sum payment to or by the Company, depending on whether the spread between the swap rate and a specified U.S. Treasury note is larger or smaller than a contractually specified spread. Cash payments are based on the product of the notional amount, the spread between the swap rate and the yield of an equivalent maturity U.S. Treasury security and the price sensitivity of the swap at that time. It is ex-pressed in dollars-per-basis point. The purpose of the Company's spread-lock program is to protect a portion of its fixed maturity securities against widening of spreads.

  FINANCIAL FUTURES
  The Company uses exchange-traded financial futures contracts and options on those financial futures to hedge against interest rate risks and to manage duration of a portion of its fixed maturity securities. Financial futures contracts obligate the Company to buy or sell a financial instrument at a specified future date for a specified price. They may be settled in cash or through delivery of the financial instrument. Cash settlements on the change in market values of financial futures contracts are made daily. Op-tions on financial futures give the Company the right, but not the obliga-tion, to assume a long or short position in the underlying futures at a specified price during a specified time period.

  FOREIGN CURRENCY DERIVATIVES
  The Company uses a combination of foreign exchange forward contracts, for-eign currency options and foreign currency swaps, all of which are traded over-the-counter, to hedge some of the foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies. The foreign currency forward contracts obligate the Company to deliver a specified amount of currency at a future date at a specified exchange rate. Foreign currency options give the Company the right, but not the obligation, to buy or sell a foreign currency at a specific exchange rate during a specified time period. A foreign currency swap is a contractual agreement to exchange the currencies of two different countries pursuant to an agreement to re-exchange the two currencies at the same rate of exchange at a specified fu-ture date.

  ADDITIONAL DERIVATIVE INFORMATION
  Expenses for the agreements and contracts described above amounted to $6,900,000 and $5,600,000 in 1996 and 1995, respectively. Deferred losses of $37,600,000 as of December 31, 1996, were the result of: 1) terminated and expired spread-lock agreements; and 2) financial futures contracts. These losses are included with the related fixed maturity securities to which the hedge applied and are being amortized over the life of such secu-rities.

  The Company is exposed to credit loss in the event of nonperformance by counterparties on interest rate cap agreements, swaptions, spread-lock agreements, interest rate swaps, foreign exchange forward contracts, for-eign currency options and foreign currency swaps. However, the Company does not anticipate nonperformance by any of these counterparties. The credit risk associated with such agreements is minimized by purchasing such agree-ments from financial institutions with long-standing, superior performance records. The amount of such exposure is essentially the net replacement cost or market value for such agreements with each counterparty if the net market value is in the Company's favor. At December 31, 1996, the exposure was $17,500,000.

10.FAIR VALUE OF FINANCIAL INSTRUMENTS

  The following discussion outlines the methodologies and assumptions used to determine the estimated fair values of the Company's financial instruments. Considerable judgment is required to develop these fair values. Ac-

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED

10.FAIR VALUE OF FINANCIAL INSTRUMENTS
  CONTINUED

  cordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of the Company's financial instruments.

  BONDS
  Fair values of bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values ob-tained from independent pricing services. In the case of private place-ments, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the coupon rate, credit quality and maturity of the investments. The fair values of affiliated common stocks are based on quoted market prices.

  MORTGAGE LOANS ON REAL ESTATE
  The estimated fair value of mortgage loans on real estate was established using a discounted cash flow method based on credit rating, maturity and future income when compared to the expected yield for mortgages having sim-ilar characteristics. The rating for mortgages in good standing are based on property type, location, market conditions, occupancy, debt service cov-erage, loan to value, caliber of tenancy, borrower and payment record. Fair values for impaired mortgage loan are measured based on: 1) the present value of expected future cash flows discounted at the loan's effective in-terest rate; 2) the loan's market price; or 3) the fair value of the col-lateral if the loan is collateral dependent.

  POLICY LOANS
  The estimated fair value of investments in policy loans was calculated on a composite discounted cash flow basis using Treasury interest rates consis-tent with the maturity durations assumed. These durations were based on historical experience.

  OTHER INVESTMENTS AND CASH AND INVESTED CASH
  The carrying value for assets classified as other investments and cash and invested cash in the accompanying balance sheet approximates their fair value.

  INVESTMENT-TYPE INSURANCE CONTRACTS
  The balance sheet captions, "Future Policy Benefits and Claims" and "Other Policyholder Funds," include investment-type insurance contracts (i.e., de-posit contracts and guaranteed interest contracts). The fair values for the deposit contracts and certain guaranteed interest contracts are based on their approximate surrender values. The fair values for the remaining guar-anteed interest and similar contracts are based on their approximate sur-render values. The fair values for the remaining guaranteed interest and similar contracts are estimated using discounted cash flow calculations. These calculations are based on interest rates currently offered on similar contracts with maturities consistent with those remaining for the contracts being valued.

  The remainder of the balance sheet captions "Future Policy Benefits and Claims" and "Other Policyholder Funds," that do not fit the definition of "investment type insurance contracts" are considered insurance contracts. Fair value disclosures are not required for these insurance contracts and have not been determined by the Company. It is the Company's position that the disclosure of the fair value of these insurance contracts is important because readers of these financial statements could draw inappropriate con-clusions about the Company's capital and surplus determined on a fair value basis. It could be misleading if only the fair value of assets and liabili-ties defined as financial instruments are disclosed. The Company and other companies in the insurance industry are monitoring the related actions of the various rule-making bodies and attempting to determine an appropriate methodology for estimating and disclosing the "fair value" of their insur-ance contract liabilities.

  SHORT-TERM DEBT
  Fair values of short-term debt approximates carrying values.

  GUARANTEES
  The Company's guarantees include guarantees related to real estate partner-ships and mortgage loan pass-through certificates. Based on historical per-formance where repurchases have been negligible and the current status, which indicates none of the loans are delinquent, the fair value liability for the guarantees related to the mortgage loan pass-through certificates is insignificant.

  DERIVATIVES
  The Company's derivatives include interest rate cap agreements, swaptions, spread-lock agreements, foreign currency exchange contracts, financial futures contracts, options on financial futures, interest rate swaps, call options, foreign currency options and foreign currency swaps.

  Fair values for derivative contracts are based on current settlement val-ues. These values are based on: 1) quoted market prices for the foreign currency exchange contracts, financial future contracts, and options on fi-nancial futures; and 2) brokerage quotes that utilized pricing models or formulas using current assumptions for all other swaps and agreements.

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED

10.FAIR VALUE OF FINANCIAL INSTRUMENTS
  CONTINUED

  INVESTMENT COMMITMENTS
  Fair values for commitments to make investment in fixed maturity securities (primarily private placements), mortgage loans on real estate and real es-tate are based on the difference between the value of the committed invest-ments as of the date of the accompanying balance sheets and the commitment date. These estimates would take into account changes in interest rates, the counterparties' credit standing and the remaining terms of the commit-ments.

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED

10.FAIR VALUE OF FINANCIAL INSTRUMENTS
  CONTINUED

  The carrying values and estimated fair values of the Company's financial instruments are as follows:

                                             December 31
                                             ----------------------------------------------
                                             1996                    1995
                                             ----------------------  ----------------------
                                             Carrying    Fair        Carrying    Fair
   Assets (Liabilities)                      value       value       value       value
   ----------------------------------------  ----------  ----------  ----------  ----------
                                             (in millions)
                                             ----------------------------------------------
   Bonds                                     $ 19,389.6  $ 20,194.4  $ 17,729.7  $ 19,184.7
   ----------------------------------------
   Preferred stock                                239.7       248.5        89.9       103.6
   ----------------------------------------
   Unaffiliated common stock                      358.3       358.3       535.5       535.5
   ----------------------------------------
   Mortgage loans on real estate                2,976.7     3,070.9     2,909.7     3,081.9
   ----------------------------------------
   Policy loans                                   626.5       612.7       515.8       504.0
   ----------------------------------------
   Other investments                              282.7       282.7       248.0       248.0
   ----------------------------------------
   Cash and short-term investments                759.2       759.2       780.9       780.9
   ----------------------------------------
   Investment type insurance contracts:
   ----------------------------------------
    Deposit contracts and certain
    guaranteed interest contracts             (17,871.6)  (17,333.0)  (15,586.7)  (15,046.0)
   ----------------------------------------
    Remaining guaranteed interest and
    similar contracts                          (1,799.7)   (1,835.4)   (2,261.1)   (2,340.4)
   ----------------------------------------
   Short-term debt                               (100.0)     (100.0)      (63.0)      (63.0)
   ----------------------------------------
   Derivatives                                     26.5        13.8        23.7         5.8
   ----------------------------------------
   Investment commitments                            --         (.6)         --         (.8)
   ----------------------------------------

11.ACQUISITIONS AND SALES OF SUBSIDIARIES

  The Company sold its 100% interest in two subsidiaries--Se-curity Connecticut Life Insurance Company ("SCL") and Em-ployers Health Insurance Company ("EHI"). SCL was sold through a public offering of stock in January 1994. This transaction resulted in a realized gain of $90,000,000 and a direct increase in surplus of $24,000,000. Net of expenses, the Company received cash of $172,000,000 and notes of $65,000,000.

  EHI was also sold through public offerings in March and April 1994. LNC purchased 29% of the stock of the new pub-licly traded holding company from LNL. Prior to the sale, the Company received a $50,000,000 dividend in the form of a note. The sale transaction resulted in a realized gain of $133,000,000 and a direct reduction in surplus of $21,000,000 due to release of unrealized gain amounts, for a net surplus increase of $112,000,000. Net of expenses, the Company received cash of $348,000,000.

  In October 1996, the Company and its wholly owned subsidiary purchased a block of group tax qualified annuity business from UNUM Corporation. The transaction was completed in the form of a reinsurance transaction, which resulted in a ced-ing commission of $71,800,000. The ceding commission has been recorded as admissible goodwill of $62,300,000, which is to be amortized on a straight-line basis over 10 years. The Company's subsidiary was required by the New York De-partment of Insurance to expense its portion of the ceding commission in 1996. Policy liabilities and related accruals of the Company and its wholly owned subsidiary increased by $3,200,000,000 as a result of this transaction.

  In its previously-filed 1996 NAIC Annual Statement, the Com-pany recorded the ceding commission as a nonadmitted asset, which was charged directly to unassigned surplus. According-ly, unassigned surplus was understated at December 31, 1996 by $62,300,000, net of amortization in 1996. In 1997, man-agement will correct its opening balance of unassigned sur-plus in its NAIC Annual Statement.

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED

  The balance sheets include reinsurance balances with affiliated companies as follows:

                                                         December 31
                                                         1996     1995
                                                         -------- --------
                                                         (in millions)
                                                         -----------------
   Future policy benefits and claims assumed             $  312.7 $  344.8
   Future policy benefits and claims ceded                  891.8  1,344.5
   Amounts recoverable on paid and unpaid losses             31.2     65.9
   Reinsurance payable on paid losses                         2.7      5.5
   Funds held under reinsurance treaties--net liability   1,062.4    712.3

  Substantially all reinsurance ceded to affiliated companies is with unau-thorized companies. To take a reserve credit for such reinsurance, the Com-pany holds assets from the reinsurer, including funds held under reinsur-ance treaties, and is the beneficiary on letters of credit aggregating $314,200,000 and $306,800,000 at December 31, 1996 and 1995, respectively.
  At December 31, 1996 and 1995, LNC had guaranteed $239,200,000 and $241,400,000, respectively, of these letters of credit. At December 31, 1996, the Company has a receivable (included in the foregoing amounts) from affiliated insurance companies in the amount of $135,700,000 for statutory surplus relief received under financial reinsurance ceded agreements.

13. SEPARATE ACCOUNTS

  Separate account assets and liabilities reported in the accompanying bal-ance sheets represent funds that are separately administered, principally for annuity contracts, and for which the contractholder, rather than the Company, bears the investment risk. Separate account contractholders have no claim against the assets of the general account of the Company. Separate account assets are reported at fair value and consist primarily of long-term bonds, common stocks, short-term investments and mutual funds. The de-tailed operations of the separate accounts are not included in the accompa-nying financial statements. Fees charged on separate account policyholder deposits are included in other income.

  Separate account premiums, deposits and other considerations amounted to $4,148,700,000, $3,068,200,000 and $2,694,700,000 in 1996, 1995 and 1994,
  respectively. Reserves for separate accounts with assets at fair value were $23,047,800,000 and $17,891,400,000 at December 31, 1996 and 1995, respec-
  tively. All reserves are subject to discretionary withdrawal at market val-ue. Substantially all of the Company's separate accounts are nonguaranteed.
12. TRANSACTIONS WITH AFFILIATES

  A wholly owned subsidiary of LNC, Lincoln Financial Group, Inc. ("LFGI"), has a nearly exclusive general agents contract with the Company under which it sells the Company's products and provides the service that otherwise would be provided by a home office marketing department and regional of-fices. For providing these selling and marketing services, the Company paid LFGI override commissions and operating expense allowances of $56,300,000, $43,300,000 and $41,200,000 in 1996, 1995 and 1994, respectively. LFGI in-
  curred expenses of $15,700,000, $10,400,000 and $10,700,000 in 1996, 1995
  and 1994, respectively, in excess of the override commissions and operating expense allowances received from the Company, which the Company is not re-quired to reimburse.

  Cash and short-term investments at December 31, 1996 and 1995 include the Company's participation in a short-term investment pool with LNC of $175,100,000 and $324,000,000, respectively. Related investment income amounted to $15,300,000, $21,100,000 and $16,100,000 in 1996, 1995 and
  1994, respectively. Other liabilities at December 31, 1996 and 1995 include $100,000,000 of notes payable to LNC.

  The Company provides services to and receives services from affiliated com-panies which resulted in a net payment of $34,100,000 and $24,900,000 in 1996 and 1995, respectively.

  The Company both cedes and accepts reinsurance from affiliated companies. Premiums in the accompanying statement of income includes reinsurance transactions with affiliated companies as follows:

                      Year ended
                      December 31
                      1996   1995   1994
                      ------ ------ ------
                      (in millions)
                      --------------------
   Insurance assumed  $ 17.9 $ 17.6 $ 19.8
   Insurance ceded     302.8  214.4  481.3

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED

13. SEPARATE ACCOUNTS CONTINUED

  A reconciliation of transfers to (from) separate accounts are as follows:

                                                  Year ended
                                                  December 31
                                                  1996        1995
                    ----------------------------------------------------
                                                  (in millions)
                                                  ---------------------
   Transfers as reported in the Summary of
   Operations of various Separate Accounts:
    Transfers to separate accounts                $ 4,149.6   $ 3,070.2
    Transfers from separate accounts               (2,058.5)   (1,457.8)
                                                  ---------   ---------
   Net transfer to separate accounts as reported
   in the Company's NAIC Annual Statement         $ 2,091.1   $ 1,612.4
                                                  =========   =========

OTHER FINANCIAL INFORMATION

REPORT OF INDEPENDENT AUDITORS

Board of Directors
The Lincoln National Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of The Lincoln National Life Insurance Company (a wholly owned subsidiary of Lincoln National Corporation) as of December 31, 1996 and 1995, and the related statutory-basis statements of income, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 1996. These financial state-ments are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of mate-rial misstatement. An audit includes examining, on a test basis, evidence sup-porting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement pre-sentation. We believe that our audits provide a reasonable basis for our opin-ion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or per-mitted by the Indiana Department of Insurance, which practices differ from gen-erally accepted accounting principles. The variances between such practices and generally accepted accounting principles and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial posi-tion of The Lincoln National Life Insurance Company at December 31, 1996 and 1995, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1996.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Lincoln Na-tional Life Insurance Company at December 31, 1996 and 1995, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1996, in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance.

As described in Note 2, in 1994 the Company changed its method of accounting for separate account contracts.

                                    /s/ Ernst & Young LLP

February 6, 1997

LINCOLN NATIONAL LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF SELECTED
STATUTORY-BASIS FINANCIAL DATA

DECEMBER 31, 1996 (IN MILLIONS)

Investment income earned:
  Government bonds                                            $   74.6
  ---------------------------------------------------------------------
  Other bonds (unaffiliated)                                   1,367.6
  ---------------------------------------------------------------------
  Preferred stocks (unaffiliated)                                  9.6
  ---------------------------------------------------------------------
  Common stocks (unaffiliated)                                     6.5
  ---------------------------------------------------------------------
  Common stocks of affiliates                                      9.5
  ---------------------------------------------------------------------
  Mortgage loans                                                 269.3
  ---------------------------------------------------------------------
  Real estate                                                    114.4
  ---------------------------------------------------------------------
  Premium notes, policy loans and liens                           35.0
  ---------------------------------------------------------------------
  Cash on hand and on deposit                                      0.9
  ---------------------------------------------------------------------
  Short-term investments                                          48.0
  ---------------------------------------------------------------------
  Other invested assets                                           17.6
  ---------------------------------------------------------------------
  Derivative instruments                                          (6.3)
  ---------------------------------------------------------------------
  Aggregate write-ins for investment income                       11.1
  ----------------------------------------------------------- --------
Gross investment income                                       $1,957.8
------------------------------------------------------------- ========
Real estate owned (cost, less encumbrances)                   $  621.3
------------------------------------------------------------- ========
Mortgage loans (unpaid balance):
  Farm mortgages                                              $    1.1
  ---------------------------------------------------------------------
  Residential mortgages                                            3.7
  ---------------------------------------------------------------------
  Commercial mortgages                                         2,971.9
  ----------------------------------------------------------- --------
Total mortgage loans                                          $2,976.7
------------------------------------------------------------- ========
Mortgage loans by standing (unpaid balance):
  Good standing                                               $2,922.1
  ----------------------------------------------------------- ========
  Good standing with restructured terms                       $   39.6
  ----------------------------------------------------------- ========
  Interest overdue more than three months, not in foreclosure $     --
  ----------------------------------------------------------- ========
  Foreclosure in process                                      $   14.9
  ----------------------------------------------------------- ========
Other long-term assets (statement value)                      $  248.1
------------------------------------------------------------- ========

LINCOLN NATIONAL LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF SELECTED
STATUTORY-BASIS FINANCIAL DATA CONTINUED

DECEMBER 31, 1996 (IN MILLIONS)

Bonds and stocks of parent, subsidiaries and affiliates (cost):
  Common stocks                                                  $    194.0
  -------------------------------------------------------------  ==========
Bonds and short-term investments by class and maturity:
 Bonds by maturity (statement value):
  Due within one year or less                                    $  1,618.0
  -------------------------------------------------------------
  Over 1 year through 5 years                                       5,928.1
  -------------------------------------------------------------
  Over 5 years through 10 years                                     6,025.9
  -------------------------------------------------------------
  Over 10 years through 20 years                                    3,670.6
  -------------------------------------------------------------
  Over 20 years                                                     2,860.4
  -------------------------------------------------------------  ----------
Total by maturity                                                $ 20,103.0
---------------------------------------------------------------  ==========
 Bonds by class (statement value):
  Class 1                                                        $ 14,013.7
  -------------------------------------------------------------
  Class 2                                                           4,504.1
  -------------------------------------------------------------
  Class 3                                                             807.6
  -------------------------------------------------------------
  Class 4                                                             705.9
  -------------------------------------------------------------
  Class 5                                                              71.4
  -------------------------------------------------------------
  Class 6                                                               0.3
  -------------------------------------------------------------  ----------
Total by class                                                   $ 20,103.0
---------------------------------------------------------------  ==========
Total bonds publicly traded                                      $ 16,520.3
---------------------------------------------------------------  ==========
Total bonds privately placed                                     $  3,582.7
---------------------------------------------------------------  ==========
Preferred stocks (cost or amortized cost)                        $    239.7
---------------------------------------------------------------  ==========
Unaffiliated common stocks (market value)                        $    358.3
---------------------------------------------------------------  ==========
Short-term investments (cost or amortized cost)                  $    713.4
---------------------------------------------------------------  ==========
Financial options and caps owned (statement value)               $     32.2
---------------------------------------------------------------  ==========
Financial options and caps written (statement value)             $      0.3
---------------------------------------------------------------  ==========
Swap and forward agreements open (statement value)               $      0.2
---------------------------------------------------------------  ==========
Futures contracts open (current value)                           $    161.2
---------------------------------------------------------------  ==========
Cash on deposit                                                  $     45.8
---------------------------------------------------------------  ==========
Life insurance in-force:
  Ordinary                                                       $     97.9
  -------------------------------------------------------------  ==========
  Group life                                                     $     31.4
  -------------------------------------------------------------  ==========

LINCOLN NATIONAL LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF SELECTED
STATUTORY-BASIS FINANCIAL DATA CONTINUED

DECEMBER 31, 1996 (IN MILLIONS)

Amount of accidental death insurance in-force under ordinary policies                            $     4.9
-----------------------------------------------------------------------------------------------  =========
Life insurance policies with disability provisions in-force:
  Ordinary                                                                                       $     4.9
  ---------------------------------------------------------------------------------------------  =========
  Group life                                                                                     $    12.9
  ---------------------------------------------------------------------------------------------  =========
Supplementary contracts in-force:
Ordinary--not involving life contingencies:
  Amount on deposit                                                                              $      --
  ---------------------------------------------------------------------------------------------  =========
  Income payable                                                                                 $     3.2
  ---------------------------------------------------------------------------------------------  =========
Ordinary--involving life contingencies:
  Income payable                                                                                 $     0.9
  ---------------------------------------------------------------------------------------------  =========
Group--not involving life contingencies:
  Income payable                                                                                 $      --
  ---------------------------------------------------------------------------------------------  =========
Group--involving life contingencies:
  Income payable                                                                                 $     0.9
  ---------------------------------------------------------------------------------------------  =========
Annuities:
Ordinary:
  Immediate--amount of income payable                                                            $    68.4
  ---------------------------------------------------------------------------------------------  =========
  Deferred--fully paid account balance                                                           $     0.6
  ---------------------------------------------------------------------------------------------  =========
  Deferred--not fully paid account balance                                                       $   326.6
  ---------------------------------------------------------------------------------------------  =========
Group:
  Amount of income payable                                                                       $      --
  ---------------------------------------------------------------------------------------------  =========
  Fully paid account balance                                                                     $      --
  ---------------------------------------------------------------------------------------------  =========
  Not fully paid account balance                                                                 $    78.1
  ---------------------------------------------------------------------------------------------  =========
Accident and health insurance--premiums in-force:
  Ordinary                                                                                       $   180.6
  ---------------------------------------------------------------------------------------------  =========
  Group                                                                                          $    97.1
  ---------------------------------------------------------------------------------------------  =========
Deposit funds and dividend accumulations:
  Deposit funds account balance                                                                  $17,456.6
  ---------------------------------------------------------------------------------------------  =========
  Dividend accumulations--account balance                                                        $   114.7
  ---------------------------------------------------------------------------------------------  =========

LINCOLN NATIONAL LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF SELECTED
STATUTORY-BASIS FINANCIAL DATA CONTINUED

DECEMBER 31, 1996 (IN MILLIONS)

Claim payments 1996:
Group Accident and Health:

   1996   $ 9.4
          =====
  --------------
   1995   $ 3.1
          =====
  --------------
   1994   $ 0.1
          =====
  --------------
   1993   $  --
          =====
  --------------
   1992   $(0.1)
          =====
  --------------
   Prior  $  --
          =====
  --------------

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTE TO SUPPLEMENTAL SCHEDULE OF SELECTED STATUTORY-BASIS FINANCIAL DATA

NOTE--BASIS OF PRESENTATION
The accompanying schedule presents selected statutory-basis financial data as of December 31, 1996 and for the year then ended for purposes of complying with paragraph 9 of the Annual Audited Financial Reports in the General Section of the National Association of Insurance Commissioners' Annual Statement Instruc-tions and agrees to or is included in the amounts reported in The Lincoln Na-tional Life Insurance Company's 1996 Statutory Annual Statement as filed with the Indiana Department of Insurance.

REPORT OF INDEPENDENT AUDITORS ON
OTHER FINANCIAL INFORMATION

Board of Directors
The Lincoln National Life Insurance Company

Our audits were conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The accompanying supplemental schedule of selected statutory-basis financial data is presented to comply with the National Association of Insurance Commissioners' Annual Statement Instructions and is not a required part of the statutory-basis financial statements. Such information has been subjected to the auditing procedures applied in our au-dit of the statutory-basis financial statements and, in our opinion, is fairly stated in all material respects in rela-tion to the statutory-basis financial statements taken as a whole.

                                    /s/ Ernst & Young LLP

February 6, 1997

                                   Account C
LINCOLN NATIONAL
VARIABLE ANNUITY ACCOUNT C (VAA) (REGISTRANT)

LINCOLN NATIONAL
LIFE INSURANCE COMPANY (DEPOSITOR)

STATEMENT OF ADDITIONAL INFORMATION (SAI)

This SAI should be read in conjunction with the Prospectus of the VAA dated May 1, 1997. You may obtain a copy of the VAA Prospectus on request and without charge. Please write Lincoln National Life Insurance Co., P.O. Box 2340, Fort Wayne, Indiana 46801 or call 1-800-4LINCOLN (454-6265).

TABLE OF CONTENTS

                                      Page
------------------------------------------
GENERAL INFORMATION AND HISTORY
OF LINCOLN LIFE                       B-2
------------------------------------------
SPECIAL TERMS                         B-2
------------------------------------------
SERVICES                              B-2
------------------------------------------
PURCHASE OF SECURITIES BEING OFFERED  B-2
------------------------------------------
UNDERWRITERS                          B-2
------------------------------------------
CALCULATION OF PERFORMANCE DATA       B-2

                                           Page
------------------------------------------------
ANNUITY PAYOUTS                            B- 6
------------------------------------------------
FEDERAL TAX STATUS                         B- 7
------------------------------------------------
DETERMINATION OF ACCUMULATION AND ANNUITY
 UNIT VALUE                                B- 9
------------------------------------------------
ADVERTISING AND SALES LITERATURE/GRAPHICS  B-10
------------------------------------------------
FINANCIAL STATEMENTS                       B-12

SPECIAL NOTICE TO CONTRACTOWNERS ABOUT THIS YEAR'S LINCOLN LIFE FINANCIAL STATEMENTS. Each year Lincoln Life is required by law to prepare financial statements for different purposes. Two of the most important purposes are for filing with state insurance departments and for inclusion in the securities registration statements for our variable products, like this one. In the past we have interpreted the prevailing regulations as requiring presentation of these statements according to two different sets of accounting principles--one for the insurance regulators (known as Statutory Accounting Principles, or STAP) and one for the SEC (known as Generally Accepted Accounting Principles, or GAAP).

When we create two sets of financial statements for the same insurer it requires nearly double the time commitment of our internal accounting staff, and two separate audits by our independent auditors. In an effort to control costs and eliminate duplication of effort, we have reviewed the SEC's requirements for the mode of presentation of the insurer's financial statements in this registration statement. As a result of our review and on advice of counsel, we shall now begin to use the STAP-basis statements (which we call Statutory Statements) exclusively, both for the insurance regulators and for our securities registration statements. This is consistent with the current practice of many other insurers.

We believe that both Statutory and GAAP statements fairly present the financial position of Lincoln Life for the periods indicated, in accordance with those respective accounting principles. However, between the two there are some important differences in accounting theory and financial statement presentation. FOR THAT REASON, IN THIS TRANSITION YEAR WE INCLUDE HERE BOTH STATUTORY AND GAAP STATEMENTS. This should permit you to evaluate the financial position of Lincoln Life from both points of view, and should help you understand the differences between Statutory and GAAP statements. BEGINNING NEXT YEAR WE SHALL PRESENT ONLY THE STATUTORY STATEMENTS.

THIS SAI IS NOT A PROSPECTUS.

The date of this SAI is May 1, 1997

                                   Account C
GENERAL INFORMATION
AND HISTORY OF LINCOLN NATIONAL LIFE
INSURANCE CO. (LINCOLN LIFE)

The prior Depositor of the account, Lincoln National Pension Insurance Co., was merged into Lincoln Life, effective January 1, 1989. Lincoln Life, organized in 1905, is an Indiana stock insurance corporation, engaged primarily in insurance and financial services. Lincoln Life is owned by Lincoln National Corp., a publicly held insurance holding company domiciled in Indiana.

SPECIAL TERMS

The special terms used in this SAI are the ones defined in the Prospectus. They are italicized to make this document more understandable.

SERVICES

INDEPENDENT AUDITORS

The financial statements of the VAA and the financial statements and schedules of Lincoln Life appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports which also appear elsewhere in this document and in the Registration Statement. The financial statements and schedules audited by Ernst & Young LLP have been included in this document in reliance on their report given on their authority as experts in accounting and auditing.

KEEPER OF RECORDS
All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by Lincoln Life. No separate charge against the assets of the VAA is made by Lincoln Life for this service. We have entered into an agreement with Delaware Management Co., 2005 Market Street, Philadelphia, PA 19203, to provide accounting services to the VAA.

PRINCIPAL UNDERWRITER
Lincoln Life is the principal underwriter for the variable annuity contracts.

PURCHASE OF SECURITIES BEING OFFERED

The variable annuity contracts are offered to the public through licensed insurance agents who specialize in selling Lincoln Life products; through independent insurance brokers; and through certain securities broker/dealers selected by Lincoln Life whose personnel are legally authorized to sell annuity products. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the Prospectus under the section Charges and other deductions, the contract and/or the surrender charges may be waived.

There are exchange privileges between subaccounts, and between the VAA and Lincoln Life's General Account (See Transfers of accumulation units between subaccounts in the Prospectus.) No exchanges are permitted between the VAA and other separate accounts.

UNDERWRITERS

Lincoln Life has contracted with some broker/dealers, and may contract with others, to sell the variable annuity contracts through certain legally authorized persons and organizations. These dealers are compensated under a standard Compensation Schedule.

Lincoln Life is the principal underwriter for the variable annuity contracts. We may not offer a contract continuously or in every state. Lincoln Life retains no underwriting commissions from the sale of the variable annuity contracts.

CALCULATION OF PERFORMANCE DATA

A. MONEY MARKET FUNDED SUBACCOUNTS:

  1. Seven-day yield: 3.71%
    Length of base period used in computing the yield: 7 days
    Last Day in the base period: December 31, 1996

  2. The yield reported above and in the table of condensed financial information in the Prospectus is determined by calculating the change in unit value for the base period (the 7-day period ended December 31, 1996); then dividing this figure by the account value at the beginning of the period; then annualizing this result by the factor of 365/7. This yield includes all deductions charged to the contractowner's account, and excludes any realized gains and losses from the sale of securities.

                                   Account C
B. OTHER SUBACCOUNTS:
  1. TOTAL RETURN -- the tables below show, for the various subaccounts of the VAA, an average annual total return as of the stated periods, based upon a hypothetical initial purchase payment of $1,000, calculated according to the formula set out after the table.

The first table below sets out performance data for each of the subaccounts for contracts without the EGMDB. The second table below sets out hypothetical performance data for each of the subaccounts for contracts with the EGMDB. The hypothetical performance shown in the second table is based on the actual performance of the subaccounts, but reflects the charges that hypothetically would have been made had the EGMDB been available under the contracts for the period indicated.
AVERAGE ANNUAL TOTAL RETURN
PERIOD ENDING DECEMBER 31, 1996 CONTRACTS WITHOUT EGMDB

                               1-year              5-years            10-years
                                   Single &            Single &            Single &
                         Periodic  flexible  Periodic  flexible  Periodic  flexible
                         pymt.     prem.     pymt.     prem.     pymt.     prem.
                         contracts contracts contracts contracts contracts contracts
------------------------------------------------------------------------------------
Bond
Commenced Activity on
December 21, 1981        -6.87%    -4.84%     5.20%     5.63%     7.01%     7.01%
------------------------------------------------------------------------------------
Growth and Income
Commenced Activity on
December 21, 1981         8.92%    11.29%    11.98%    12.44%    13.24%    13.24%
------------------------------------------------------------------------------------
International
Commenced Activity on
May 1, 1991               0.05%     2.22%     7.55%     7.99%     6.41%*    6.80%*
------------------------------------------------------------------------------------
Managed
Commenced Activity on
April 29, 1983            2.36%     4.58%     8.48%     8.93%    10.00%    10.00%
------------------------------------------------------------------------------------
Global Asset Allocation
Commenced Activity on
August 3, 1987            5.16%     7.45%     9.83%    10.28%     8.68%*    9.51%*
------------------------------------------------------------------------------------
Social Awareness
Commenced Activity on
May 2, 1988              17.66%    20.21%    14.74%    15.21%    15.42%*   15.96%*
------------------------------------------------------------------------------------
Special Opportunities
Commenced Activity on
December 21, 1981         6.47%     8.78%    12.08%    12.54%    13.19%    13.19%
------------------------------------------------------------------------------------
Aggressive Growth
Commenced Activity on
January 3, 1994           6.46%     8.78%        *         *      8.34%*    9.50%*
------------------------------------------------------------------------------------
Capital Appreciation
Commenced Activity on
January 3, 1994           8.01%    10.36%        *         *     11.76%*   12.96%*
------------------------------------------------------------------------------------
Equity-Income
Commenced Activity on
January 3, 1994           9.95%    12.34%        *         *     15.16%*   16.40%*
------------------------------------------------------------------------------------
DE Emerging Growth
Commenced Activity on
May 1, 1996              -8.86%    -7.87%*       *         *           *         *
------------------------------------------------------------------------------------
DE Equity/Income
Commenced Activity on
May 1, 1996               3.56%     4.69%*       *         *           *         *
------------------------------------------------------------------------------------
DE Global Bond
Commenced Activity on
May 1, 1996               2.11%     3.22%*       *         *           *         *
------------------------------------------------------------------------------------

* The lifetime of this subaccount is less than the complete period indicated. The performance shown is for the period from commencement of activity.

                                   Account C
AVERAGE ANNUAL TOTAL RETURN
PERIOD ENDING DECEMBER 31, 1996CONTRACTS WITH EGMDB

                               1-year              5-years            10-years
                                   Single &            Single &            Single &
                         Periodic  flexible  Periodic  flexible  Periodic  flexible
                         pymt.     prem.     pymt.     prem.     pymt.     prem.
                         contracts contracts contracts contracts contracts contracts
------------------------------------------------------------------------------------
Bond
Commenced Activity on
December 21, 1981        -7.15%    -5.13%     4.88%     5.31%     6.69%     6.69%
------------------------------------------------------------------------------------
Growth and Income
Commenced Activity on
December 21, 1981         8.60%    10.95%    11.65%    12.11%    12.90%    12.90%
------------------------------------------------------------------------------------
International
Commenced Activity on
May 1, 1991              -0.26%     1.91%     7.22%     7.67%     6.10%*    6.48%*
------------------------------------------------------------------------------------
Managed
Commenced Activity on
April 29, 1983            2.05%     4.27%     8.16%     8.61%     9.67%     9.67%
------------------------------------------------------------------------------------
Global Asset Allocation
Commenced Activity on
August 3, 1987            4.85%     7.13%     9.50%     9.95%     8.35%*    8.83%*
------------------------------------------------------------------------------------
Social Awareness
Commenced Activity on
May 2, 1988              17.30%    19.85%    14.40%    14.87%    15.07%*   15.61%*
------------------------------------------------------------------------------------
Special Opportunities
Commenced Activity on
December 21, 1981         6.14%     8.45%    11.74%    12.20%    12.85%    12.85%
------------------------------------------------------------------------------------
Aggressive Growth
Commenced Activity on
January 3, 1994           6.14%     8.45%        *         *      8.01%*    9.18%*
------------------------------------------------------------------------------------
Capital Appreciation
Commenced Activity on
January 3, 1994           7.68%    10.02%        *         *     11.43%*   12.62%*
------------------------------------------------------------------------------------
Equity-Income
Commenced Activity on
January 3, 1994           9.61%    12.00%        *         *     14.82%*   16.06%*
------------------------------------------------------------------------------------
DE Emerging Growth
Commenced Activity on
May 1, 1996              -9.04%    -8.05%*       *         *           *         *
------------------------------------------------------------------------------------
DE Equity/Income
Commenced Activity on
May 1, 1996               3.35%     4.48%*       *         *           *         *
------------------------------------------------------------------------------------
DE Global Bond
Commenced Activity on
May 1, 1996               1.91%     3.01%*       *         *           *         *
------------------------------------------------------------------------------------

* The lifetime of this subaccount is less than the complete period indicated. The performance shown is for the period from commencement of activity.

The length of the periods and the last day of each period used in the above tables are set out in the table headings. The Average annual total return for each period was determined by finding the average annual compounded rate of return over each period that would equate the initial amount invested to the ending redeemable value for that period, according to the following formula --

P (1 + T)n = ERV
Where: P = a hypothetical initial purchase payment of $1,000
T = average annual total return for the period in question n = number of years
ERV = redeemable value (as of the end of the period in question) of a hypothetical $1,000 purchase payment made at the beginning of the 1-year, 5-year, or 10-year period in question (or fractional portion thereof)

The formula assumes that: 1) all recurring fees have been charged to contractowner accounts; 2) all applicable nonrecurring charges are deducted at the end of the period in question; and 3) there will be a complete redemption at the end of the period in question. The performance figures shown in the tables above relate to the contract form containing the highest level of charges.

                                   Account C

  2. NONSTANDARDIZED PERFORMANCE DATA
The VAA advertises the performance of its various subaccounts by observing how they perform over various time periods--monthly, year-to-date, yearly (fiscal year); and over periods of three years and more. Monthly, year-to-date and yearly performance are computed on a cumulative basis; performance for a three-year period and for greater periods is computed both on a cumulative and on an annualized basis.

Cumulative quotations are arrived at by calculating the change in the accumulation unit value between the first and last day of the base period being measured, and expressing the difference as a percentage of the unit value at the beginning of the base period. The calculation reflects the mortality and expense risk fees under the contracts and the management fees and other expenses of the fund and series. The calculation does not include surrender charges or the account charge, which, if included, would decrease the performance.

Annualized quotations are arrived at by applying a formula which determines the level rate of return which, if earned over the entire base period, would produce the cumulative return.

The first table below sets out performance data for each of the subaccounts for contracts without the EGMDB. The second table below sets out hypothetical performance data for each of the subaccounts for contracts with the EGMDB. The hypothetical performance shown in the second table is based on the actual performance of the subaccounts, but reflects the charges that hypothetically would have been made had the EGMDB been available under the contracts for the period indicated.

The tables below set out representative performance quotations, according to the definitions above, for each of the subaccounts, for the following base periods: 1) monthly; 2) year-to-date; 3) yearly; and 4) a three-year period. For all quotations except 2), the end of the base period is December 31, 1996. For quotation 2, the end of the base period is November 30, 1996. (The year-to-date quotation would equal the yearly quotation if the end of the base period selected for the former were December 31.) In addition, the VAA may advertise by quotations with base periods of more than three years. These will be calculated in an identical manner to the method used to calculate the quotation for the three-year period; the only difference is that the base period utilized in the formula will be longer.

NONSTANDARDIZED PERFORMANCE DATA SUBACCOUNTS OF ACCOUNT C (CONTRACTS WITHOUT EGMDB)

Type of
performance        Subaccount
data               AG         B      CA     EI     GAA    GI     I      M
------------------------------------------------------------------------------
Monthly
(12/31/96)         -0.19%     -1.30% -0.76% -1.02% -0.45% -2.24%  0.20% -1.41%
Year-to-Date
(11/30/96)         16.01       2.62  18.37  20.80  14.89  21.18   8.59  12.92
Yearly
(12/31/96)         15.79       1.29  17.47  19.57  14.37  18.46   8.81  11.32
3-Year Cumulative      *      13.29      *      *  36.25  62.79  19.75  38.41
3-Year Annualized      *       4.25      *      *  10.86  17.64   6.19  11.44
Type of
performance        Subaccount
data               MM         SA     SO     DEG    DEI    DGB
------------------------------------------------------------------------------
Monthly
(12/31/96)          0.30%     -1.93% -0.04% -0.42% -1.26% -0.53%
Year-to-Date
(11/30/96)          3.68      30.48  15.84  -0.45* 14.06* 11.65*
Yearly
(12/31/96)          3.99      27.96  15.79  -0.87* 12.63* 11.06*
3-Year Cumulative  11.79      79.99  48.12       *      *      *
3-Year Annualized   3.79      21.64  13.99       *      *      *

Key: AG=Aggressive Growth; B=Bond; CA=Capital Appreciation; EI=Equity-Income; GAA=Global Asset Allocation; GI=Growth and Income; I=International; M=Managed; MM=Money Market; SA=Social Awareness; SO=Special Opportunities; DEG=Delaware Emerging Growth; DEI=Delaware Equity/Income; DGB=Delaware Global Bond

* The lifetime of this subaccount is less than the complete period indicated. The performance shown is for the period from commencement of activity.

All performance quotations may be advertised on a cumulative basis; performance quotations with a base period of two years or longer may also be advertised on an annualized basis.

                                   Account C
NONSTANDARDIZED PERFORMANCE DATA SUBACCOUNTS OF ACCOUNT C (CONTRACTS WITH
EGMDB)

Type of
performance        Subaccount
data               AG         B      CA     EI     GAA    GI     I      M
------------------------------------------------------------------------------
Monthly
(12/31/96)         -0.22%     -1.32% -0.78% -1.04% -0.47% -2.27%  0.18% -1.43%
Year-to-Date
(11/30/96)         15.69       2.34  18.04  20.47  14.57  20.84   8.29  12.60
Yearly
(12/31/96)         15.44       0.99  17.11  19.21  14.03  18.10   8.48  10.99
3-Year Cumulative      *      12.28      *      *  35.03  61.33  18.68  37.16
3-Year Annualized      *       3.94      *      *  10.53  17.28   5.87  11.11
Type of
performance        Subaccount
data               MM         SA     SO     DEG    DEI    DGB
------------------------------------------------------------------------------
Monthly
(12/31/96)          0.27%     -1.96% -0.07% -0.45% -1.28% -0.56%
Year-to-Date
(11/30/96)          3.39      30.12  15.52  -0.62* 13.68* 11.45*
Yearly
(12/31/96)          3.67      27.57  15.44  -1.07* 12.40* 10.83*
3-Year Cumulative  10.79      78.37  46.79       *      *      *
3-Year Annualized   3.47      21.28  13.65       *      *      *

Key: AG=Aggressive Growth; B=Bond; CA=Capital Appreciation; EI=Equity-Income; GAA=Global Asset Allocation; GI=Growth and Income; I=International; M=Managed; MM=Money Market; SA=Social Awareness; SO=Special Opportunities; DEG=Delaware Emerging Growth; DEI=Delaware Equity/Income; DGB=Delaware Global Bond

* The lifetime of this subaccount is less than the complete period indicated. The performance shown is for the period from commencement of activity.

All performance quotations may be advertised on a cumulative basis; performance quotations with a base period of two years or longer may also be advertised on an annualized basis.

ANNUITY PAYOUTS

VARIABLE ANNUITY PAYOUTS
Variable annuity payouts will be determined on the basis of: (1) the value of the contract on the annuity commencement date; (2) the annuity tables contained in the contract; (3) the type of annuity option selected; and (4) the investment performance of the eligible fund(s) selected. In order to determine the amount of variable annuity payouts, Lincoln Life makes the following calculation: first, it determines the dollar amount of the first payout; second, it credits the annuitant with a fixed number of annuity units based on the amount of the first payout; and third, it calculates the value of the annuity units each period thereafter. These steps are explained below.

The dollar amount of the first variable annuity payout is determined by applying the total value of the accumulation units credited under the contract valued as of the annuity commencement date (less any premium taxes) to the annuity tables contained in the contract. The first variable annuity payout will be paid 14 days after the annuity commencement date. This date will become the date on which all future annuity payouts will be paid. Amounts shown in the tables are based on the 1971 Individual Annuity Mortality Tables for the single premium, periodic premium and flexible premium Multi Fund 2 and 3 annuity contracts and the 1983(a) Individual Mortality Table for flexible premium annuity contract Multi Fund 4 modified, with an assumed investment return at the rate of 5% per annum. The first annuity payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of contract value under the contract. These annuity tables vary according to the form of annuity selected and the age of the annuitant at the annuity commencement date. The 5% interest rate stated above is the measuring point for subsequent annuity payouts. If the actual Net Investment Rate (annualized) exceeds 5%, the payment will increase at a rate equal to the amount of such excess. Conversely, if the actual rate is less than 5%, annuity payouts will decrease. If the assumed rate of interest

                                   Account C
were to be increased, annuity payouts would start at a higher level but would decrease more rapidly or increase more slowly.

Lincoln Life may use sex distinct annuity tables in contracts that are not associated with employer sponsored plans where not prohibited by law.

At an annuity commencement date, the annuitant is credited with annuity units for each subaccount on which variable annuity payouts are based. The number of annuity units to be credited is determined by dividing the amount of the first payout by the value of an annuity unit in each subaccount selected. Although the number of annuity units is fixed by this process, the value of such units will vary with the value of the underlying eligible funds. The amount of the second and subsequent annuity payouts is determined by multiplying the contractowner's fixed number of annuity units in each subaccount by the appropriate annuity unit value for the valuation date ending 14 days before the date that payment is due.

The value of each subaccount annuity unit was set initially at $1.00. The annuity unit value for each subaccount at the end of any valuation date is determined by multiplying the subaccount annuity unit value for the immediately preceding valuation date by the product of:

a. The net investment factor of the subaccount for the valuation period for which the annuity unit value is being determined, and

b. A factor to neutralize the assumed investment return in the annuity table.

The value of the annuity units is determined as of a valuation date 14 days before the payout date in order to permit calculation of amounts of annuity payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.

PROOF OF AGE, SEX AND SURVIVAL
Lincoln Life may require proof of age, sex or survival of any payee upon whose age, sex or survival payouts depend.

FEDERAL TAX STATUS

GENERAL
The operations of the VAA form a part of, and are taxed with, the operations of Lincoln Life under the Internal Revenue Code of 1986, as amended (the code). Investment income and realized net capital gains on the assets of the VAA are reinvested and taken into account in determining the accumulation and annuity unit values. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the contract. Under existing federal income tax law, Lincoln Life believes that VAA investment income and realized net capital gains are not taxed to the extent they are retained as part of the reserves under the contracts. Accordingly, Lincoln Life does not anticipate that it will incur any federal income tax liability attributable to the VAA, and therefore it does not intend to make any provision for such taxes. However, if changes in the federal tax laws or interpretations thereof result in Lincoln Life's being taxed on income or gains attributable to the VAA, then Lincoln Life may impose a charge against the VAA in order to make provision for payment of such taxes.

TAX STATUS OF NONQUALIFIED CONTRACTS
The code (Section 72(s)) provides that contracts issued after January 18, 1985, will not be treated as annuity contracts for purposes of Section 72 unless the contract provides that (A) if any contractowner dies on or after the annuity starting date, but before the time the entire interest in the contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution in effect at the time of the contractowner's death; and (B) if any contractowner dies before the annuity starting date, the entire interest must be distributed within five years after the death of the contractowner. These requirements are considered satisfied to the extent that any portion of the contractowner's interest that is payable to or for the benefit of a designated beneficiary is distributed over that designated beneficiary's life, or a period not extending beyond the designated beneficiary's life expectancy, and if that distribution begins within one year of the contractowner's death. The designated beneficiary must be a natural person. Contracts issued after January 18, 1985 contain provisions intended to comply with these code requirements, although regulations interpreting these requirements have yet to be issued. Lincoln Life intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Section 72(s) when clarified by regulation or otherwise.

QUALIFIED CONTRACTS
The rules governing the tax treatment of contributions and distributions under qualified plans, as set forth in the code and applicable rulings and regulations, are complex and subject to change. These rules also vary according to the type of plan and the terms and conditions of the plan itself. Therefore, no attempt is made herein to provide more than general information about the use of contracts with the various types of plans, based on Lincoln Life's understanding of the current federal tax laws as interpreted by the Internal Revenue Service (IRS). Purchasers of contracts for use with such a plan and plan participants and beneficiaries should consult counsel and other competent advisors as to the suitability of the plan and the contract to their specific needs, and as to applicable code limitations and tax consequences. Participants under such plans, as well as contractowners, annuitants and beneficiaries, should

                                   Account C
also be aware that the rights of any person to any benefits under such plans may be subject to the terms and conditions of the plans themselves regardless of the terms and conditions of the contract.

Following are brief descriptions of the various types of plans and of the use of contracts in connection therewith.

PUBLIC SCHOOL SYSTEMS AND SECTION 501(C)(3) ORGANIZATIONS (403(B))
Payments made to purchase annuity contracts by public school systems or certain
Section 501(c)(3) organizations for their employees are excludable from the gross income of the employee to the extent that aggregate payments for the employee do not exceed the exclusion allowance provided by Section 403(b) of the code, the over-all limits for excludable contributions of Section 415 of the code or the limit on elective contributions. Furthermore, the investment results of the fund credited to the account are not taxable until benefits are received either in the form of annuity payouts or in a single sum.

If an employee's individual account is surrendered, usually the full amount received would be includable in income for that year at ordinary rates.

QUALIFIED CORPORATE EMPLOYEE'S PENSION AND PROFIT-SHARING TRUSTS AND QUALIFIED ANNUITY PLANS
Payments made by a corporate employer and the increments on all payments for qualified corporate plans are not taxable as income to the employee until distributed. However, the employee may be required to include these amounts in gross income before distribution if the qualified plan or trust loses its qualification. Corporate plans qualified under Sections 401(a) or 403(a) of the code are subject to extensive rules, including limitations on maximum contributions or benefits.

Distributions of amounts in excess of nondeductible employee contributions allocated to such distributions are generally taxable as ordinary income. If an employee or beneficiary receives a lump sum distribution, that is, if the employee or beneficiary receives in a single tax year the total amounts payable with respect to that employee and the benefits are paid as a result of the employee's death or separation from service or after the employee attains 59 1/2, taxable gain may be either eligible for special lump sum averaging treatment or, if the recipient was age 50 before January 1, 1986, eligible for taxation at a 20% rate to the extent the distribution reflects payouts made before January 1, 1974. For plan years beginning after December 31, 1996, tax exempt organizations (except state or local governments) may have 401(k) plans. These special tax rules are not available in all cases.

SELF-EMPLOYED INDIVIDUALS (H.R. 10 OR KEOGH)
Under code provisions, self-employed individuals may establish plans commonly known as H.R.10 or Keogh plans for themselves and their employees. The tax consequences to participants under such plans depend upon the plan itself. Such plans are subject to special rules in addition to those applicable to qualified corporate plans, although certain of these rules have been repealed or modified effective in 1984. Purchasers of the contracts to use with H.R. 10 plans should seek competent advice as to suitability of plan documents and the funding contracts.

INDIVIDUAL RETIREMENT ANNUITIES (IRA)
Under Section 408 of the code, individuals may participate in a retirement program known as an IRA. An individual may make an annual IRA contribution of up to the lesser of $2,000 (or $4,000 if IRAs are maintained for both the individual and the nonworking spouse and they file a joint tax return) or 100% of compensation. However, IRA contributions may be nondeductible in whole or in part if (1) the individual or the spouse is an active participant in certain other retirement programs and (2) the income of the individual (or of the individual and the spouse) exceeds a specified amount. Distributions from certain types of retirement plans may be rolled over to an IRA on a tax-deferred basis if certain requirements are met. Distributions from IRA's are subject to certain restrictions. Deductible IRA contributions and all earnings will be taxed as ordinary income when distributed. The failure to satisfy certain code requirements with respect to an IRA results in adverse tax consequences.

DEFERRED COMPENSATION PLANS (457 PLANS)
Under the code provisions, employees and independent contractors (participants) performing services for state and local governments and tax-exempt organizations may establish deferred compensation plans. Plans of state or local governments established on August 20, 1996, or later, must hold all assets and income in trust (or custodial accounts or an annuity contract) for the exclusive benefit of participants and their beneficiaries. Section 457 plans that were in existence before August 20, 1996 are allowed until January 1, 1999 to meet this requirement. While participants in such plans may be permitted to specify the form of investment in which their plan accounts will participate, all such investments are owned by the sponsoring employer and are subject to the claims of its creditors. The amounts deferred under a plan which meet the requirements of Section 457 of the code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. Deferrals are taxed as compensation from the employer when they are actually or constructively received by the employee. As a general rule, the maximum amount

                                   Account C
which can be deferred in any one year is the lesser of $7,500 (as indexed) or 33 1/3% of the participant's includable compensation. However, in the limited circumstances, up to $15,000 may be deferred in each of the last three years before retirement.

SIMPLIFIED EMPLOYEE PENSION PLANS (SEP)
An employer may make contributions on behalf of employees to a SEP as provided by Section 408(k) of the code. The contributions and distribution dates are limited by the code provisions. All distributions from the plan will be taxed as ordinary income. For tax years after 1996, salary reduction SEP's (SAR/SEP) may no longer be established. However, SAR/SEPs in existence prior to January 1, 1997 may continue to receive contributions.

Any distribution before the employee attains age 59 1/2 (except in the event of death or disability) or the failure to satisfy certain other code requirements may result in adverse tax consequences.

SAVINGS INCENTIVE MATCHED PLAN FOR EMPLOYEES (SIMPLE)
Employers with 100 or fewer employees who earned $5,000 during the proceeding year, may establish SIMPLEs. For tax years beginning after December 31, 1996, SIMPLE plans are available and may be in the form of an IRA or part of a 401(k) plan. Under a SIMPLE IRA, employees are permitted to make elective contributions to an IRA, stated as a percentage of the employees compensation, but not to exceed $6,000 annually as indexed. Such deferrals are not subject to income tax until withdrawn. Withdrawals made by an employee in the first two years of the employees participation are subject to a 25% penalty. Later withdrawals are subject to penalties applicable to IRAs. Under a SIMPLE 401(k), employee deferrals are limited to no more than $6,000 annually. Employer contributions are usually required for each type of SIMPLE.

TAX ON DISTRIBUTIONS FROM QUALIFIED CONTRACTS
The following rules generally apply to distributions from contracts purchased in connection with the plans discussed previously, other than deferred compensation plans.

The portion, if any, of any contribution under a contract made by or on behalf of an individual which is not excluded from the employee's gross income (generally, the employee's own nondeductible contributions) constitutes the investment in the contract. If a distribution is made in the form of annuity payouts, the employee's investment in the contract (adjusted for certain refund provisions) divided by the life expectancy (or other period for which annuity payouts are expected to be made) constitutes a tax-free return of capital each year. The dollar amount of annuity payouts received in any year in excess of such return is taxable as ordinary income. All distributions will be fully taxable once the employee is deemed to have recovered the dollar amount of the investment in the contract.

If a surrender of or withdrawal from the contract is effected and distribution is made from the plan in a single payout, the proceeds may qualify for special lump sum distribution treatment under certain qualified plans, as discussed above. Otherwise, the amount by which the payment exceeds the investment in the contract (adjusted for any prior withdrawal) allocated to that payment, if any, will be taxed as ordinary income in the year of receipt. Rules generally provide that all distributions which are not received as an annuity will be taxed as a pro rata distribution of taxable and nontaxable amounts (rather than as a distribution first of nontaxable amounts).

Distributions from qualified plans, Keoghs, SEPs, 403(b) plans and IRAs will be subject to (1) a 10% penalty tax if made before age 59 1/2 unless certain other exceptions apply, and (2) a 15% penalty tax on combined annual distributions in excess of $150,000 (as indexed), which will not be imposed on distributions in 1997, 1998 and 1999, subject to various special rules. Failure to meet certain minimum distribution requirements for the above plans, as well as for Section 457 plans, will result in a 50% excise tax. Various other adverse tax consequences may also be potentially applicable in certain circumstances to these types of plans.

Upon an employee's death, the taxation of benefits payable to the beneficiary generally follows these same principles, subject to a variety of special rules.

OTHER CONSIDERATIONS
It should be understood that the foregoing comments about the federal tax consequences under these contracts are not exhaustive and that special rules are provided with respect to other tax situations not discussed herein. Further, the foregoing discussion does not address any applicable state, local or foreign tax laws. Finally, in recent years numerous changes have been made in the federal income tax treatment of contracts and retirement plans, which are not fully discussed above. Before an investment is made in any of the contracts, a competent tax advisor should be consulted.

DETERMINATION OF ACCUMULATION AND ANNUITY UNIT VALUE

A description of the days on which accumulation and annuity units will be valued is given in the Prospectus. The New York Stock Exchange's (NYSE) most recent

                                   Account C
announcement (which is subject to change) states that in 1997 it will be closed on New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. It may also be closed on other days.

Since the portfolios of some of the funds and series will consist of securities primarily listed on foreign exchanges or otherwise traded outside the United States, those securities may be traded (and the net asset value of those funds and series and of the variable account could therefore be significantly affected) on days when the investor has no access to those funds and series.

ADVERTISING AND SALES LITERATURE

As set forth in the Prospectus, Lincoln Life may refer to the following organizations (and others) in its marketing materials:

A.M. BEST'S RATING SYSTEM evaluates the various factors affecting the overall performance of an insurance company in order to provide an opinion as to an insurance company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of each company.

DUFF & PHELPS insurance company claims paying ability (CPA) service provides purchasers of insurance company policies and contracts with analytical and statistical information on the solvency and liquidity of major U.S licensed insurance companies, both mutual and stock.

EAFE Index is prepared by Morgan Stanley Capital International (MSCI). It measures performance of securities in Europe, Australia and the Far East. The index reflects the movements of world stock markets by representing the evolution of an unmanaged portfolio. The EAFE Index offers international diversification with over 1000 companies across 20 different countries.

LIPPER VARIABLE INSURANCE PRODUCTS PERFORMANCE ANALYSIS SERVICE is a publisher of statistical data covering the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end funds. Lipper currently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, including reports on performance and portfolio analysis, fee and expense analysis.

MOODY'S insurance claims-paying rating is a system of rating insurance company's financial strength, market leadership and ability to meet financial obligations. The purpose of Moody's ratings is to provide investors with a simple system of gradation by which the relative quality of insurance companies may be noted.

MORNINGSTAR is an independent financial publisher offering comprehensive statistical and analytical coverage of open-end and closed-end funds and variable annuity contracts.

STANDARD & POOR's CORP. insurance claims-paying ability rating is an assessment of an operating insurance company's financial capacity to meet obligations under an insurance policy in accordance with the terms. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a key element in the rating determination for such debt issues.

VARDS (Variable Annuity Research Data Service) provides a comprehensive guide to variable annuity contract features and historical fund performance. The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds inclusive in variable contracts.

STANDARD & POOR'S 500 INDEX (S&P 500) -- broad-based measurement of changes in stock-market conditions based on the average performance of 500 widely held common stocks; commonly known as the S&P 500. The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares and publication of the index itself are services of Standard & Poor's Corp., a financial advisory, securities rating and publishing firm.

NASDAQ-OTC Price Index -- this index is based on the National Association of Securities Dealers Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market value-weighted and was introduced with a base of 100.00 on February 5, 1971.

DOW JONES INDUSTRIAL AVERAGE (DJIA) -- price-weighted average of 30 actively traded blue chip stocks, primarily industrials but including American Express Co. and American Telephone and Telegraph Co. Prepared and published by Dow Jones & Co., it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.

INTERNET -- As an electronic communications network may be used to provide information regarding Lincoln Life performance of the subaccounts and advertisement literature.

In its advertisements and other sales literature for the VAA and the eligible funds, Lincoln Life intends to illustrate the advantages of the contracts in a number of ways:

COMPOUND INTEREST ILLUSTRATIONS. These will emphasize several advantages of the variable annuity contract. For example, but not by way of limitation, the

                                   Account C
literature may emphasize the potential savings through tax deferral; the potential advantage of the variable account over the fixed side; and the compounding effect when a client makes regular contributions to his or her account.

DOLLAR-COST AVERAGING ILLUSTRATIONS. These illustrations will generally discuss the price-leveling effect of making regular purchases in the same subaccounts over a period of time, to take advantage of the trends in market prices of the portfolio securities purchased for those subaccounts.

AUTOMATIC WITHDRAWAL SERVICE. A service provided by Lincoln Life, through which a contractowner may take any distribution allowed by code Section 401(a)(9) in the case of qualified contracts, or permitted under code Section 72 in the case of nonqualified contracts, by way of an automatically generated payment.

EARNINGS SWEEP. A service provided by Lincoln Life which allows a client to designate one of the variable subaccounts or the fixed side as a holding account, and to transfer earnings from that side to any other variable subaccount. The contractowner chooses a specific fund as the holding account. At specific intervals, account value in the holding account fund that exceeds a certain designated baseline amount is automatically transferred to another specified fund(s). The minimum account value required for the Earnings Sweep feature is $10,000.

LINCOLN LIFE'S CUSTOMERS. Sales literature for the VAA, the funds and series may refer to the number of employers and the number of individual annuity clients which Lincoln Life serves. As of February 28, 1997, Lincoln Life was serving over 13,000 organizations and had more than 940,000 annuity clients.

LINCOLN LIFE'S ASSETS, SIZE. Lincoln Life may discuss its general financial condition (see, for example, the reference to A.M. Best Co., above); it may refer to its assets; it may also discuss its relative size and/or ranking among companies in the industry or among any subclassification of those companies, based upon recognized evaluation criteria. For example, at year-end 1995, Lincoln Life was the 12th largest U.S. life insurance company based upon overall assets.

Sales literature may reference the Multi Fund newsletter which is a newsletter distributed quarterly to clients of the VAA. The contents of the newsletter will be a commentary on general economic conditions and, on some occasions, referencing matters in connection with the Multi Fund annuity.

Sales literature and advertisements may reference these and other similar reports from Best's or other similar publications which report on the insurance and financial services industries.

The graphs below compare accumulations attributable to contributions to conventional savings vehicles such as savings accounts at a bank or credit union, nonqualified contracts purchased with after tax contributions, and qualified contracts purchased with pre-tax contributions under tax-favored retirement programs.

THE POWER OF TAX DEFERRED GROWTH

The hypothetical chart below compares the results of contributing $1,200 per year ($100 per month) during the time periods illustrated. Each graph assumes a 28% tax rate and an 8% fixed rate of return (before fees

                              [GRAPH APPEARS HERE]

and charges). For tax deferred annuities (TDA), the results are based on contributing $1,666.66 ($138.88 per month) during the time periods illustrated. The additional $38.88 per month is the amount of federal taxes paid by those contributing to the conventional savings accounts or nonqualified contracts. In this example, it has been invested by the contributors to the qualified contracts. The deduction of fees and charges is also indicated in the graph. The dotted lines represent the amount remaining after deducting any taxes due and all fees (including surrender charges). See Charges and other deductions in the Prospectus for discussion of charges. Additionally, a 10% tax penalty (not included here) may apply to withdrawals before age 59 1/2.

The contributions and interest earnings on conventional savings accounts are usually taxed currently. For nonqualified contracts contributions are usually taxed currently, while earnings are not usually subject to income tax until withdrawn. However, contributions to and earnings on qualified plans are ordinarily not subject to income tax until withdrawn. Therefore, having greater amounts re-invested in a qualified or nonqualified plan increases the accumulation power of savings over time.

As you can see, a tax deferred plan can provide a much higher account value over a long period of time. Therefore, tax deferral is an important component of a retirement plan or other long-term financial goals. (The above chart is for illustrative purposes and should not be construed as representative of actual results, which may be more or less).

                               Preface/Directory
TAX BENEFITS TODAY

When you put a portion of
your salary in a tax
deferred retirement plan,
your contributions don't
appear as taxable income on
your W-2 form at the end of
the calendar year. So while
you are contributing, you
can reduce your taxes and
increase your take-home
pay.

Here's an example: Let's
assume you are single, your
taxable income is $50,000,
and you are in the 28% tax
bracket.

                                          Traditional  Savings of
                                          savings plan pre-tax dollars
----------------------------------------------------------------------
Your income                               $50,000      $50,000
Tax-deferred savings                          -0-        2,400
Taxable income                             50,000       47,600
*Estimated federal income taxes            10,481        9,809
Income after taxes                         39,519       37,791
After-tax savings                           2,400          -0-
Remaining income after savings and taxes   37,119       37,791

With a tax-deferred plan, you have $672 more spendable income each year because you are paying less taxes currently.

*The above chart assumes a 28% marginal
federal tax rate on conventional
contributions. TDA contributions are
generally taxed as ordinary income when
withdrawn. Federal tax penalties generally apply to distributions before age 59 1/2.
For illustrative purposes only.

FINANCIAL STATEMENTS

Financial statements for
the VAA and the company
appear on the following
pages. For more information
about the financial
statements for the company
provided in this SAI,
please see the cover page
of this SAI.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C

STATEMENT OF ASSETS AND LIABILITY

DECEMBER 31, 1996

                                   Account C

                                                 Lincoln                   Lincoln
                                                 National                  National     Delaware    Delaware    Delaware
                          Percent                Aggressive   Lincoln      Capital      Emerging    Equity/     Global
                          of Net                 Growth       National     Appreciation Growth      Income      Bond
                          Assets  Combined       Account      Bond Account Account      Series      Series      Series
--------------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments at net
 asset value:
 . Lincoln National
   Aggressive Growth
   Fund, Inc. -
   17,106,328 shares at
   $13.98 per share
   (cost -
   $188,454,578)             3.6% $  239,146,924 $239,146,924
 ----------------------
 . Lincoln National
   Bond Fund, Inc. -
   21,423,134 shares at
   $11.77 per share
   (cost -
   $253,111,909)             3.8     252,058,041              $252,058,041
 ----------------------
 . Lincoln National
   Capital Appreciation
   Fund, Inc. -
   18,122,894 shares at
   $14.50 per share
   (cost -
   $218,532,949)             4.0     262,866,019                           $262,866,019
 ----------------------
 . Delaware Emerging
   Growth Series
   1,602,862 shares at
   $14.55 per share
   (cost - $23,271,797)      0.4      23,321,643                                        $23,321,643
 ----------------------
 . Delaware
   Equity/Income Series
   861,954 shares at
   $15.98 per share
   (cost - $12,836,651)      0.2      13,774,029                                                    $13,774,029
 ----------------------
 . Delaware Global Bond
   Series 769,961
   shares at $10.96 per
   share (cost -
   $8,008,262)               0.1       8,438,778                                                                $8,438,778
 ----------------------
 . Lincoln National
   Equity-Income Fund,
   Inc. - 28,632,354
   shares at $15.78 per
   share
   (cost -
   $357,021,298)             6.9     451,806,742
 ----------------------
 . Lincoln National
   Global Asset
   Allocation Fund,
   Inc. - 22,130,562
   shares at $14.23 per
   share (cost -
   $254,907,751)             4.8     314,826,922
 ----------------------
 . Lincoln National
   Growth and Income
   Fund, Inc. -
   73,558,929 shares at
   $33.11 per share
   (cost -
   $1,741,206,198)          37.0   2,435,499,113
 ----------------------
 . Lincoln National
   International Fund,
   Inc. - 30,006,278
   shares at $14.56 per
   share
   (cost -
   $368,504,647)             6.6     436,764,067
 ----------------------
 . Lincoln National
   Managed Fund, Inc. -
   41,392,393 shares at
   $16.27 per share
   (cost -
   $551,253,027)            10.2     673,279,459
 ----------------------
 . Lincoln National
   Money Market Fund,
   Inc. - 8,887,324
   shares at $10.00 per
   share
   (cost - $88,873,236)      1.4      88,873,236
 ----------------------
 . Lincoln National
   Social Awareness
   Fund,
   Inc. - 23,196,311
   shares at $27.32 per
   share
   (cost -
   $467,670,401)             9.6     633,627,195
 ----------------------
 . Lincoln National
   Special
   Opportunities Fund,
   Inc. - 21,251,823
   shares at $29.42 per
   share (cost -
   $512,970,098)             9.5     625,270,859
 ----------------------    -----  -------------- ------------ ------------ ------------ ----------- ----------- ----------
 TOTAL INVESTMENTS
 (Cost -
 $5,046,622,802)            98.1   6,459,553,027  239,146,924  252,058,041  262,866,019  23,321,643  13,774,029  8,438,778
 ----------------------
 Dividends receivable        2.0     131,876,199       56,202   16,753,640    1,892,356          --          --     22,988
 ----------------------    -----  -------------- ------------ ------------ ------------ ----------- ----------- ----------
 TOTAL ASSETS              100.1   6,591,429,226  239,203,126  268,811,681  264,758,375  23,321,643  13,774,029  8,461,766
 ----------------------
 LIABILITY -
 Payable to The Lincoln
 National Life
 Insurance Company           0.1       5,563,391      200,333      229,380      220,037      18,135      10,975      6,745
 ----------------------    -----  -------------- ------------ ------------ ------------ ----------- ----------- ----------
 NET ASSETS                100.0% $6,585,865,835 $239,002,793 $268,582,301 $264,538,338 $23,303,508 $13,763,054 $8,455,021
 ----------------------    =====  ============== ============ ============ ============ =========== =========== ==========
 NET ASSETS ARE
 REPRESENTED BY:
 Units in accumulation
 period                                           172,348,704   62,601,599  173,669,929  23,508,087  12,171,506  7,604,588
 ----------------------
 Annuity reserves units                               281,934      108,087      403,137          --      48,319      8,798
 ----------------------
 Unit value                                            $1.384       $4.283       $1.520      $0.991      $1.126     $1.111
 ----------------------
 Value in accumulation
 period                                          $238,612,462 $268,119,369 $263,925,692 $23,303,508 $13,708,632 $8,445,250
 ----------------------
 Annuity reserves                                     390,331      462,932      612,646          --      54,422      9,771
 ----------------------                          ------------ ------------ ------------ ----------- ----------- ----------
                                                 $239,002,793 $268,582,301 $264,538,338 $23,303,508 $13,763,054 $8,455,021
                                                 ============ ============ ============ =========== =========== ==========

See accompanying notes.

                                   Account C

                Lincoln      Lincoln                                                  Lincoln      Lincoln
Lincoln         National     National       Lincoln       Lincoln                     National     National
National        Global Asset Growth and     National      National     Lincoln        Social       Special
Equity-         Allocation   Income         International Managed      National Money Awareness    Opportunities
Income Account  Account      Account        Account       Account      Market Account Account      Account
----------------------------------------------------------------------------------------------------------------

$451,806,742
                $314,826,922
                             $2,435,499,113
                                            $436,764,067
                                                          $673,279,459
                                                                       $88,873,236
                                                                                      $633,627,195
                                                                                                   $625,270,859
------------    ------------ -------------- ------------  ------------ -----------    ------------ ------------
 451,806,742     314,826,922  2,435,499,113  436,764,067   673,279,459  88,873,236     633,627,195  625,270,859
   6,862,518       8,265,770     47,726,365    2,052,321    25,825,055   4,308,840       7,040,556   11,069,588
------------    ------------ -------------- ------------  ------------ -----------    ------------ ------------
 458,669,260     323,092,692  2,483,225,478  438,816,388   699,104,514  93,182,076     640,667,751  636,340,447


     383,095         271,373      2,111,491      367,080       594,624      80,013         536,176      533,934
------------    ------------ -------------- ------------  ------------ -----------    ------------ ------------
$458,286,165    $322,821,319 $2,481,113,987 $438,449,308  $698,509,890 $93,102,063    $640,131,575 $635,806,513
============    ============ ============== ============  ============ ===========    ============ ============
 274,532,257     139,793,544    329,100,617  294,029,977   177,985,692  39,989,097     175,642,988   97,605,646
   1,099,608         448,150      3,784,640      540,010       510,194      68,503         326,720      138,109
      $1.663          $2.302         $7.453       $1.488        $3.913      $2.324          $3.638       $6.505
$456,457,874    $321,789,726 $2,452,905,697 $437,645,537  $696,513,340 $92,942,848    $638,943,055 $634,908,139
   1,828,291       1,031,593     28,208,290      803,771     1,996,550     159,215       1,188,520      898,374
------------    ------------ -------------- ------------  ------------ -----------    ------------ ------------
$458,286,165    $322,821,319 $2,481,113,987 $438,449,308  $698,509,890 $93,102,063    $640,131,575 $635,806,513
============    ============ ============== ============  ============ ===========    ============ ============

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 1996

                                   Account C

                                       Lincoln                   Lincoln
                                       National     Lincoln      National      Delaware  Delaware  Delaware
                                       Aggressive   National     Capital       Emerging  Equity/   Global
                                       Growth       Bond         Appreciation  Growth    Income    Bond
                         Combined      Account      Account      Account       Account   Account   Account
------------------------------------------------------------------------------------------------------------
Net Investment Income
 (Loss):
 . Dividends from
   investment income     $132,051,988  $    56,202  $16,753,640  $ 1,892,356         --  $ 87,587  $111,190
------------------------
 . Dividends from net
   realized gains on
   investments            235,001,313    2,762,880           --    6,479,865         --        --        --
------------------------
 . Mortality and expense
   guarantees             (56,306,360)  (1,894,804)  (2,665,393)  (1,926,986)  ($81,542)  (42,434)  (33,548)
------------------------ ------------  -----------  -----------  -----------   --------  --------  --------
NET INVESTMENT INCOME
(LOSS)                    310,746,941      924,278   14,088,247    6,445,235    (81,542)   45,153    77,642
------------------------
Net realized and
 unrealized gain on
 investments:
 . Net realized gain
   (loss) on investments   19,985,015      738,003     (371,046)     164,449    (14,135)   11,020     7,815
------------------------
 . Net change in
   unrealized
   appreciation or
   depreciation on
   investments            505,243,452   24,903,548  (10,488,612)  22,742,026     49,846   937,378   430,516
------------------------ ------------  -----------  -----------  -----------   --------  --------  --------
NET GAIN (LOSS) ON
INVESTMENTS               525,228,467   25,641,551  (10,859,658)  22,906,475     35,711   948,398   438,331
------------------------ ------------  -----------  -----------  -----------   --------  --------  --------
NET INCREASE (DECREASE)
IN NET ASSETS
RESULTING FROM
OPERATIONS               $835,975,408  $26,565,829  $ 3,228,589  $29,351,710   $(45,831) $993,551  $515,973
------------------------ ============  ===========  ===========  ===========   ========  ========  ========

See accompanying notes.

                                   Account C

             Lincoln
Lincoln      National     Lincoln                                  Lincoln     Lincoln       Lincoln
National     Global       National      Lincoln       Lincoln      National    National      National
Equity       Asset        Growth        National      National     Money       Social        Special
Income       Allocation   and Income    International Managed      Market      Awareness     Opportunities
Account      Account      Account       Account       Account      Account     Account       Account
----------------------------------------------------------------------------------------------------------
$ 6,862,518  $ 8,265,770  $ 47,726,365   $ 2,052,321  $25,825,055  $4,308,840  $  7,040,556   $11,069,588
  4,238,291   14,494,873   111,146,666     2,485,245   37,827,091         --     18,531,075    37,035,327
 (3,488,982)  (2,885,950)  (21,748,019)   (4,045,242)  (6,531,065)   (880,570)   (4,483,713)   (5,598,112)
-----------  -----------  ------------   -----------  -----------  ----------  ------------   -----------
  7,611,827   19,874,693   137,125,012       492,324   57,121,081   3,428,270    21,087,918    42,506,803
    532,812      954,000     7,374,542     2,393,084    3,421,787         --        428,694     4,343,990
 55,461,900   18,296,226   225,053,722    31,230,726   10,510,800         --     90,089,795    36,025,581
-----------  -----------  ------------   -----------  -----------  ----------  ------------   -----------
 55,994,712   19,250,226   232,428,264    33,623,810   13,932,587         --     90,518,489    40,369,571
-----------  -----------  ------------   -----------  -----------  ----------  ------------   -----------
$63,606,539  $39,124,919  $369,553,276   $34,116,134  $71,053,668  $3,428,270  $111,606,407   $82,876,374
===========  ===========  ============   ===========  ===========  ==========  ============   ===========

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 1996 AND 1995

                                   Account C

                                         Lincoln                     Lincoln
                                         National      Lincoln       National      Delaware     Delaware    Delaware
                                         Aggressive    National      Capital       Emerging     Equity/     Global
                                         Growth        Bond          Appreciation  Growth       Income      Bond
                          Combined       Account       Account       Account       Account      Account     Account
----------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1,
 1995                     $3,125,230,395 $ 60,588,953  $207,926,326  $ 53,051,687           --           --         --
------------------------
Changes from operations:
 . Net investment income
  (loss)                     176,428,785     (905,936)   13,169,598        (9,631)          --           --         --
------------------------
 . Net realized gain
  (loss) on investments        8,981,733      896,058      (282,800)      580,996           --           --         --
------------------------
 . Net change in
  unrealized
  appreciation or
  depreciation on
  investments                790,623,398   27,064,946    25,508,393    21,258,762           --           --         --
------------------------  -------------- ------------  ------------  ------------  -----------  ----------- ----------
NET INCREASE IN NET
ASSETS RESULTING FROM
OPERATIONS                   976,033,916   27,055 068    38,295,191    21,830,127           --           --         --
------------------------
Net increase (decrease)
 from unit transactions      626,658,984   49,434,067    18,988,437    52,227,582           --           --         --
------------------------  -------------- ------------  ------------  ------------  -----------  ----------- ----------
TOTAL INCREASE
 (DECREASE) IN NET
 ASSETS                    1,602,692,900   76,489,135    57,383,628    74,057,709           --           --         --
------------------------  -------------- ------------  ------------  ------------  -----------  ----------- ----------
NET ASSETS AT DECEMBER
 31, 1995                  4,727,923,295  137,078,088   265,308,954   127,109,396           --           --         --
------------------------
Changes from operations:
 . Net investment income
  (loss)                     310,746,941      924,278    14,088,247     6,445,235     ($81,542) $    45,153 $   77,642
------------------------
 . Net realized gain
  (loss) on investments       19,985,015      738,003      (371,046)      164,449      (14,135)      11,020      7,815
------------------------
 . Net change in
  unrealized
  appreciation or
  depreciation on
  investments                505,243,452   24,903,548   (10,488,612)   22,742,026       49,846      937,378    430,516
------------------------  -------------- ------------  ------------  ------------  -----------  ----------- ----------
NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS              835,975,408   26,565,829     3,228,589    29,351,710      (45,831)     993,651    515,973
------------------------
Net increase from unit
 transactions              1,021,967,132   75,358,876        44,758   108,077,232   23,349,339   12,769,503  7,939,048
------------------------  -------------- ------------  ------------  ------------  -----------  ----------- ----------
TOTAL INCREASE IN NET
 ASSETS                    1,857,942,540  101,924,705     3,273,347   137,428,942   23,303,508   13,763,054  8,455,021
------------------------  -------------- ------------  ------------  ------------  -----------  ----------- ----------
NET ASSETS AT DECEMBER
 31, 1996                 $6,585,865,835 $239,002,793  $268,582,301  $264,538,338  $23,303,508  $13,763,054 $8,455,021
------------------------  ============== ============  ============  ============  ===========  =========== ==========

See accompanying notes.

                                   Account C

              Lincoln
Lincoln       National     Lincoln                                   Lincoln      Lincoln      Lincoln
National      Global       National       Lincoln       Lincoln      National     National     National
Equity        Asset        Growth         National      National     Money        Social       Special
Income        Allocation   and Income     International Managed      Market       Awareness    Opportunities
Account       Account      Account        Account       Account      Account      Account      Account
------------------------------------------------------------------------------------------------------------
 $79,453,780  $201,124,981 $1,182,300,170 $316,542,569  $460,701,876 $79,390,642  $166,764,683 $317,285,728
   2,485,598     5,231,968     92,592,420   13,300,217    17,756,955   3,678,470     8,824,306   20,304,820
     441,027       950,383      2,581,323    1,927,628     1,287,963          --       229,227      369,928
  39,159,306    39,936,516    366,086,845    9,952,160   110,426,495          --    67,848,514   83,381,460
------------  ------------ -------------- ------------  ------------ -----------  ------------ ------------
  42,085,931    46,118,867    461,260,589   25,180,005   129,471,413   3,678,470    76,902,047  104,056,208
 118,250,480     8,467,208    210,527,753   16,481,346    18,988,168  (4,315,482)   58,588,662   79,020,763
------------  ------------ -------------- ------------  ------------ -----------  ------------ ------------
 160,336,411    54,586,075    671,788,342   41,661,351   148,459,581    (637,012)  135,490,709  183,076,971
------------  ------------ -------------- ------------  ------------ -----------  ------------ ------------
 239,790,191   255,711,056  1,854,088,512  358,203,920   609,161,457  78,753,630   302,255,392  500,462,699
   7,611,827    19,874,693    137,125,012      492,324    57,121,081   3,428,270    21,087,918   42,506,803
     532,812       954,000      7,374,542    2,393,084     3,421,787          --       428,694    4,343,990
  55,461,900    18,296,226    225,053,722   31,230,726    10,510,800          --    90,089,795   36,025,581
------------  ------------ -------------- ------------  ------------ -----------  ------------ ------------
  63,606,539    39,124,919    369,553,276   34,116,134    71,053,668   3,428,270   111,606,407   82,876,374
 154,889,435    27,985,344    257,472,199   46,129,254    18,294,765  10,920,163   226,269,776   52,467,440
------------  ------------ -------------- ------------  ------------ -----------  ------------ ------------
 218,495,974    67,110,263    627,025,475   80,245,388    89,348,433  14,348,433   337,876,183  135,343,814
------------  ------------ -------------- ------------  ------------ -----------  ------------ ------------
$458,286,165  $322,821,319 $2,481,113,987 $438,449,308  $698,509,890 $93,102,063  $640,131,575 $635,806,513
============  ============ ============== ============  ============ ===========  ============ ============

                                   Account C
LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C

NOTES TO FINANCIAL STATEMENTS

1.ACCOUNTING POLICIES
  The account: The Lincoln National Variable Annuity Account C (the Variable Account) is a segregated investment account of The Lincoln National Life Insurance Company (the Company) and is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

  Investments: The Variable Account invests in the Lincoln National Aggressive Growth Fund, Inc., Lincoln National Bond Fund, Inc., Lincoln National Capital Appreciation Fund, Inc., Lincoln National Equity-Income Fund, Inc., Lincoln National Global Asset Allocation Fund, Inc., Lincoln National Growth and Income Fund, Inc., Lincoln National International Fund, Inc., Lincoln National Managed Fund, Inc., Lincoln National Money Market Fund, Inc., Lincoln National Social Awareness Fund, Inc., Lincoln National Special Opportunities Fund, Inc., Delaware Emerging Growth Fund, Delaware Equity/Income Fund and the Delaware Global Bond Fund (the Funds). Investments in the Funds are stated at the closing net values per share on December 31, 1996. The Funds are registered as open end investment management companies.

  Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by the average cost method.

  Dividends: Dividends are automatically reinvested in shares of the Funds on the payable date.

  Federal income taxes: Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a "life insurance company" under the Internal Revenue Code. Using current law, no federal income taxes are payable with respect to the Variable Account's net investment income and the net realized gain on investments.

  Annuity reserves: Reserves on contracts not involving life contingencies are calculated using an assumed investment rate of 5%. Reserves on contracts involving life contingencies are calculated using a modification of the 1971 Individual Annuitant Mortality Table and an assumed investment rate of 5%.

2. MORTALITY AND EXPENSE GUARANTEES AND OTHER TRANSACTIONS WITH AFFILIATE Amounts are paid to the Company for mortality and expense guarantees at the rate of .002745% of the current value of the Variable Account per day (1.002% on an annual basis). In addition, amounts retained by the Company from the proceeds of the sales of annuity contracts for contract charges and surrender charges were as follows during 1996:

   Lincoln National Aggressive Growth Account        $   53,623
  -------------------------------
   Lincoln National Bond Account                        618,359
  -------------------------------
   Lincoln National Capital Appreciation Account         57,159
  -------------------------------
   Delaware Emerging Growth Account                         752
  -------------------------------
   Delaware Equity Income Account                           555
  -------------------------------
   Delaware Global Bond Account                              30
  -------------------------------
   Lincoln National Equity-Income Account               111,894
  -------------------------------
   Lincoln National Global Asset Allocation Account     414,764
  -------------------------------
   Lincoln National Growth and Income Account         3,139,521
  -------------------------------
   Lincoln National International Account               603,355
  -------------------------------
   Lincoln National Managed Account                     849,563
  -------------------------------
   Lincoln National Money Market Account                516,693
  -------------------------------
   Lincoln National Social Awareness Account            619,615
  -------------------------------
   Lincoln National Special Opportunities Account       771,057
  -------------------------------
                                                     ----------
                                                     $7,756,940
                                                     ==========

  Accordingly, the Company is responsible for all sales, general, and administrative expenses applicable to the Variable Account.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C

NOTES TO FINANCIAL STATEMENTS CONTINUED

                                   Account C
3. NET ASSETS
Net assets at December 31, 1996 consisted of the following:

                                         Lincoln                     Lincoln
                                         National      Lincoln       National     Delaware     Delaware    Delaware
                                         Aggressive    National      Capital      Emerging     Equity      Global
                                         Growth        Bond          Appreciation Growth       Income      Bond
                          Combined       Account       Account       Account      Account      Account     Account
---------------------------------------------------------------------------------------------------------------------
Unit transactions:
Accumulation units        $3,968,205,189 $186,588,814  $149,181,040  $212,426,715 $23,349,338  $12,716,291 $7,929,807
---------------
Annuity reserves              21,125,772      328,748       365,097       513,202         --        53,211      9,241
------------------------
                          -------------- ------------  ------------  ------------ -----------  ----------- ----------
                           3,989,330,961  186,917,562   149,546,137   212,939,917  23,349,338   12,769,502  7,939,048
Accumulated net
 investment income
 (loss)                    1,112,690,381     (228,155)  120,805,383     6,519,473     (81,542)      45,153     77,642
---------------
Accumulated net realized
 gain (loss) on
 investments                  70,914,268    1,621,039      (715,348)      745,877     (14,135)      11,020      7,815
---------------
Net unrealized
 appreciation on
 investments               1,412,930,225   50,692,347    (1,053,871)   44,333,071      49,847      937,379    430,516
------------------------
                          -------------- ------------  ------------  ------------ -----------  ----------- ----------
                          $6,585,865,835 $239,002,793  $268,582,301  $264,538,338 $23,303,508  $13,763,054 $8,455,021
                          ============== ============  ============  ============ ===========  =========== ==========

                                   Account C

     Lincoln      Lincoln                                                Lincoln     Lincoln      Lincoln
     National     National     Lincoln        Lincoln       Lincoln      National    National     National
     Equity-      Global Asset National       National      National     Money       Social       Special
     Income       Allocation   Growth and     International Managed      Market      Awareness    Opportunities
     Account      Account      Income Account Account       Account      Account     Account      Account
---------------------------------------------------------------------------------------------------------------
     $350,514,039 $201,343,648 $1,302,285,706 $353,492,729  $352,971,585 $41,331,352 $424,120,986 $349,953,139
        1,368,946      643,555     14,251,762      652,275     1,265,306     129,355      924,509      620,565
     ------------ ------------ -------------- ------------  ------------ ----------- ------------ ------------
      351,882,985  201,987,203  1,316,537,468  354,145,004   354,236,891  41,460,707  425,045,495  350,573,704
       10,637,551   58,376,260    449,961,832   10,827,918   216,182,551  51,641,356   45,414,629  142,510,330
          980,185    2,538,685     20,321,772    5,216,966     6,064,017         --     3,714,657   30,421,718
       94,785,444   59,919,171    694,292,915   68,259,420   122,026,431         --   165,956,794  112,300,761
     ------------ ------------ -------------- ------------  ------------ ----------- ------------ ------------
     $458,286,165 $322,821,319 $2,481,113,987 $438,449,308  $698,509,890 $93,102,063 $640,131,575 $635,806,513
     ============ ============ ============== ============  ============ =========== ============ ============

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C

NOTES TO FINANCIAL STATEMENTS CONTINUED

                                   Account C
4. SUMMARY OF CHANGES FROM UNIT TRANSACTIONS

                          Year Ended                 Year Ended
                          December 31, 1996          December 31, 1995
                          -------------------------  ------------------------
                          Units        Amount        Units        Amount
------------------------------------------------------------------------------
Lincoln National
 Aggressive Growth
 Account
Accumulation Units:
Contract purchases         98,305,494  $128,159,029   86,104,243  $89,562,485
-------------------------------------------------
Terminated contracts and
 transfers to annuity
 reserves                 (40,474,949)  (53,011,052) (39,132,839) (40,190,032)
                          -----------  ------------  -----------  -----------
-------------------------------------------------
                           57,830,545    75,147,977   46,971,404   49,372,453
Annuity Reserves:
Transfers from
 accumulation units and
 between accounts             187,292       246,263       84,743       82,683
Annuity payments              (26,469)      (35,009)     (20,294)     (21,424)
Receipt (reimbursement)
of mortality guarantee
adjustment                       (260)         (355)         313          355
                          -----------  ------------  -----------  -----------
                              160,563       210,899       64,762       61,614
Lincoln National Bond
 Account
Accumulation Units:
Contract purchases         19,495,617    81,335,083   19,365,131   75,287,744
-------------------------------------------------
Terminated contracts and
 transfers to annuity
 reserves                 (19,537,780)  (81,314,773) (14,621,455) (56,288,542)
                          -----------  ------------  -----------  -----------
-------------------------------------------------
                              (42,163)       20,310    4,743,676   18,999,202
Annuity Reserves:
Transfers from
 accumulation units and
 between accounts              20,646        72,918       12,671       42,825
Annuity payments              (14,803)      (48,134)     (16,433)     (55,063)
Receipt (reimbursement)
of mortality guarantee
adjustment                        (78)         (336)         386        1,473
                          -----------  ------------  -----------  -----------
                                5,765        24,448       (3,376)     (10,765)
Lincoln National Capital
 Appreciation Account
Accumulation Units:
Contract purchases         98,616,139   141,597,465   66,122,712   75,254,717
-------------------------------------------------
Terminated contracts and
 transfers to annuity
 reserves                 (23,013,157)  (33,832,749) (20,180,412) (23,190,279)
                          -----------  ------------  -----------  -----------
-------------------------------------------------
                           75,602,982   107,764,716   45,942,300   52,064,438
Annuity Reserves:
Transfers from
 accumulation units and
 between accounts             252,282       358,307      161,891      180,041
Annuity payments              (33,426)      (45,539)     (15,470)     (18,086)
Receipt (reimbursement)
of mortality guarantee
adjustment                       (169)         (252)       1,002        1,189
                          -----------  ------------  -----------  -----------
                              218,687       312,516      147,423      163,144
Delaware Emerging Growth
 Series
Accumulation Units:
Contract purchases         30,391,549    30,078,694           --           --
-------------------------------------------------
Terminated contracts and
 transfers to annuity
 reserves                  (6,883,462)   (6,729,355)          --           --
                          -----------  ------------  -----------  -----------
-------------------------------------------------
                           23,508,087    23,349,339           --           --

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C

NOTES TO FINANCIAL STATEMENTS CONTINUED

                                   Account C
4. SUMMARY OF CHANGES FROM UNIT TRANSACTIONS CONTINUED

                            Year Ended                Year Ended
                            December 31, 1996         December 31, 1995
-------------------------------------------------------------------------------
                            Units        Amount       Units        Amount
-------------------------------------------------------------------------------
Annuity Reserves:
Transfers from
 accumulation units and
 between accounts                    --           --           --           --
Annuity payments                     --           --           --           --
Receipt (reimbursement) of
mortality guarantee
adjustment                           --           --           --           --
                            -----------  -----------  -----------  -----------
Delaware Equity/Income
 Series
Accumulation Units:
Contract purchases           13,194,259   13,803,232           --           --
-------------------------------------------------
Terminated contracts and
 transfers to annuity
 reserves                    (1,022,753)  (1,086,940)          --           --
                            -----------  -----------  -----------  -----------
-------------------------------------------------
                             12,171,506   12,716,292           --           --
Annuity Reserves:
Transfers from
 accumulation units and
 between accounts                49,346       54,319           --           --
Annuity payments                 (1,027)      (1,108)          --           --
Receipt (reimbursement) of
mortality guarantee
adjustment                           --           --           --           --
                            -----------  -----------  -----------  -----------
                                 48,319       53,211           --           --
Delaware Global Bond
 Series
Accumulation Units:
Contract purchases            8,540,427    8,841,232           --           --
-------------------------------------------------
Terminated contracts and
 transfers to annuity
 reserves                      (935,839)    (911,425)          --           --
                            -----------  -----------  -----------  -----------
-------------------------------------------------
                              7,604,588    7,929,807           --           --
Annuity Reserves:
Transfers from
 accumulation units and
 between accounts                 9,011        9,537           --           --
Annuity payments                   (177)        (257)          --           --
-------------------------------------------------
Reimbursement of mortality
 guarantee adjustment               (36)         (39)          --           --
                            -----------  -----------  -----------  -----------
-------------------------------------------------
                                  8,798        9,241           --           --
Lincoln National Equity-
 Income Account
Accumulation Units:
Contract purchases          140,613,459  214,658,603  126,796,961  154,590,919
-------------------------------------------------
Terminated contracts and
 transfers to annuity
 reserves                   (37,898,146) (60,482,903) (30,362,775) (36,426,079)
                            -----------  -----------  -----------  -----------
-------------------------------------------------
                            102,715,313  154,175,700   96,434,186  118,164,840
Annuity Reserves:
Transfers from
 accumulation units and
 between accounts               636,113      968,086      269,564      220,202
Annuity payments               (168,185)    (254,362)    (178,459)    (133,771)
Receipt (reimbursement) of
mortality guarantee
adjustment                            7           11         (696)        (791)
                            -----------  -----------  -----------  -----------
                                467,935      713,735       90,409       85,640

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C

NOTES TO FINANCIAL STATEMENTS CONTINUED

                                   Account C
4. SUMMARY OF CHANGES FROM UNIT TRANSACTIONS CONTINUED

                          Year Ended                 Year Ended
                          December 31, 1996          December 31, 1995
--------------------------------------------------------------------------------
                          Units        Amount        Units         Amount
--------------------------------------------------------------------------------
Lincoln National Global
 Asset Allocation
 Account
Accumulation Units:
Contract purchases         36,839,595    78,403,293    30,492,535    54,864,824
----------------------------------------------
Terminated contracts and
 transfers to annuity
 reserves                 (23,604,273)  (50,316,084)  (25,995,053)  (46,489,629)
                          -----------  ------------  ------------  ------------
----------------------------------------------
                           13,235,322    28,087,209     4,497,482     8,375,195
Annuity Reserves:
Transfers from
accumulation units and
between accounts               (5,422)      (10,658)       93,022       167,479
Annuity payments              (42,349)      (90,846)      (44,060)      (79,943)
Receipt (reimbursement)
of mortality guarantee
adjustment                       (160)         (361)        3,189         4,477
                          -----------  ------------  ------------  ------------
                              (47,951)     (101,865)       52,151        92,013
Lincoln National Growth
 and Income Account
Accumulation Units:
Contract purchases         94,595,773   650,788,764    78,788,015   435,781,433
----------------------------------------------
Terminated contracts and
 transfers to annuity
 reserves                 (56,557,630) (394,499,393)  (41,346,455) (224,231,067)
                          -----------  ------------  ------------  ------------
----------------------------------------------
                           38,038,143   256,287,371    37,441,560   211,550,366
Annuity Reserves:
Transfers from
accumulation units and
between accounts              510,180     3,004,447       120,000       664,486
Annuity payments             (339,756)   (1,883,645)     (303,716)   (1,689,271)
Receipt (reimbursement)
of mortality guarantee
adjustment                      8,746        64,026        (6,247)        2,172
                          -----------  ------------  ------------  ------------
                              179,170     1,184,828      (189,983)   (1,022,613)
Lincoln National
 International Account
Accumulation Units:
Contract purchases        112,601,196   163,360,279   125,636,747   161,050,848
----------------------------------------------
Terminated contracts and
 transfers to annuity
 reserves                 (80,079,799) (117,493,077) (112,767,417) (144,572,098)
                          -----------  ------------  ------------  ------------
----------------------------------------------
                           32,521,387    45,867,202    12,869,330    16,478,750
Annuity Reserves:
Transfers from
accumulation units and
between accounts              282,552       399,875       157,378       104,047
Annuity payments              (95,015)     (137,742)     (157,737)     (102,827)
Receipt (reimbursement)
of mortality guarantee
adjustment                        (56)          (81)        1,063         1,376
                          -----------  ------------  ------------  ------------
                              187,481       262,052           704         2,596

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C

NOTES TO FINANCIAL STATEMENTS CONTINUED

                                   Account C
4. SUMMARY OF CHANGES FROM UNIT TRANSACTIONS CONTINUED

                          Year Ended                   Year Ended
                          December 31, 1996            December 31, 1995
---------------------------------------------------------------------------------
                          Units        Amount          Units        Amount
---------------------------------------------------------------------------------
Lincoln National Managed
 Account
Accumulation Units:
Contract purchases         35,504,608     128,898,876   30,628,296    95,910,986
----------------------------------------------
Terminated contracts and
 transfers to annuity
 reserves                 (30,307,976)   (111,630,287) (25,023,163)  (76,850,028)
                          -----------  --------------  -----------  ------------
----------------------------------------------
                            5,196,632      18,268,589    5,605,133    19,060,958
Annuity Reserves:
Transfers from
accumulation units and
between accounts               96,225         352,325       87,231       183,273
Annuity payments              (81,051)       (297,057)    (112,721)     (257,050)
Receipt (reimbursement)
of mortality guarantee
adjustment                     (7,523)        (29,092)         143           987
                          -----------  --------------  -----------  ------------
                                7,651          26,176      (25,347)      (72,790)
Lincoln National Money
 Market Account
Accumulation Units:
Contract purchases         63,610,822     143,349,365   45,135,781    96,320,764
----------------------------------------------
Terminated contracts and
 transfers to annuity
 reserves                 (58,757,647)   (132,358,398) (47,105,496) (100,754,678)
                          -----------  --------------  -----------  ------------
----------------------------------------------
                            4,852,975      10,990,957   (1,969,715)   (4,433,914)
Annuity Reserves:
Transfers from
accumulation units and
between accounts               60,600           8,458       70,227       150,907
Annuity payments              (90,926)        (80,073)     (18,070)      (34,758)
Receipt of mortality
 guarantee adjustment             354             821        1,052         2,283
                          -----------  --------------  -----------  ------------
                              (29,972)        (70,794)      53,209       118,432
Lincoln National Social
 Awareness Account
Accumulation Units:
Contract purchases         94,393,888     308,894,873   39,371,799    97,257,107
----------------------------------------------
Terminated contracts and
 transfers to annuity
 reserves                 (24,955,052)    (83,338,067) (16,236,637)  (38,656,851)
                          -----------  --------------  -----------  ------------
----------------------------------------------
                           69,438,834     225,556,806   23,135,162    58,600,256
Annuity Reserves:
Transfers from
accumulation units and
between accounts              243,625         805,720       17,276        37,515
Annuity payments              (29,485)        (93,573)     (19,731)      (40,978)
Receipt (reimbursement)
of mortality guarantee
adjustment                        232             823       (2,827)       (8,131)
                          -----------  --------------  -----------  ------------
                              214,372         712,970       (5,282)      (11,594)

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C

NOTES TO FINANCIAL STATEMENTS CONTINUED

                                   Account C
4. SUMMARY OF CHANGES FROM UNIT TRANSACTIONS CONTINUED

                          Year Ended                   Year Ended
                          December 31, 1996            December 31, 1995
---------------------------------------------------------------------------------
                          Units        Amount          Units        Amount
---------------------------------------------------------------------------------
Lincoln National Special
 Opportunities Account
Accumulation Units:
Contract purchases         33,491,123     193,907,939   37,792,494   169,910,302
----------------------------------------------
Terminated contracts and
 transfers to annuity
 reserves                 (24,879,192)   (141,723,304) (26,432,618)  (90,956,261)
                          -----------  --------------  -----------  ------------
----------------------------------------------
                            8,611,931      52,184,635   11,359,876    78,954,041
Annuity Reserves:
Transfers from
 accumulation units and
 between accounts              64,182         383,208       20,826       121,796
Annuity payments               (5,361)        (91,944)     (10,796)      (58,948)
Reimbursement of
 mortality guarantee
 adjustment                    (1,335)         (8,459)        (332)        3,874
                          -----------  --------------  -----------  ------------
                               47,486         282,805        9,698        66,722
Net increase from unit
 transactions                          $1,021,967,132               $626,658,984
                                       ==============               ============

5. PURCHASES AND SALES OF SECURITIES
The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 1996.

                                        Aggregate      Aggregate
                                        Cost of        Proceeds
                                        Purchases      from Sales
-----------------------------------------------------------------
Lincoln National Aggressive Growth
 Account                                $   80,247,024 $  3,871,798
Lincoln National Bond Account               36,044,670   23,143,139
Lincoln National Capital Appreciation
Account                                    114,955,071    1,011,035
Delaware Emerging Growth Account            24,157,773      871,841
Delaware Equity/Income Account              13,032,457      206,826
Delaware Global Bond Account                 8,205,951      205,504
Lincoln National Equity-Income Account     162,205,193    2,928,094
Lincoln National Global Asset
Allocation Account                          53,672,995    6,537,814
Lincoln National Growth and Income
Account                                    416,692,620   29,992,516
Lincoln National International Account      64,913,346   18,344,715
Lincoln National Managed Account            94,645,496   22,601,805
Lincoln National Money Market Account       75,871,425   61,319,825
Lincoln National Social Awareness
Account                                    247,305,890    1,792,745
Lincoln National Special Opportunities
Account                                    133,204,643   39,339,966
                                        -------------- ------------
                                        $1,524,854,554 $212,167,623
                                        ============== ============

6. DAILY VALUATION CALCULATIONS
Effective October 1996, the daily unit value calculation process was transferred from the Company to the Delaware Group, an affiliate of the Company. Costs associated with the calculation of the unit value are paid by the Company.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C

NOTES TO FINANCIAL STATEMENTS CONTINUED

                                   Account C
7. CHANGE IN MANAGEMENT
Effective August 29, 1996, Clay Finlay Inc., Subadvisor of the Lincoln National International Fund Inc., accepted an offer to sell their ownership interest in the firm to United Asset Management, a New York Stock Exchange ("NYSE") listed company. In October 1996, variable contractholders, via proxy solicitation, instructed the Company to vote to retain Clay Finlay as the Subadvisor of the Lincoln National International Fund.

The shares were voted as follows:

  . 91.56% for retaining Clay Finlay,
  . 3.26% against retaining Clay Finlay,
  . 5.18% abstained

8. ADDITIONAL INVESTMENT OPTIONS
Effective May 1996, three investment options were added to the Variable Account. The options include the Delaware Group Premium Funds, Inc. which consist of the Equity/Income Series, Emerging Growth Series and the Global Bond Series.

                                   Account C
REPORT OF ERNST & YOUNG LLP,

INDEPENDENT AUDITORS

Board of Directors of The Lincoln National Life Insurance Company and Contract Owners of Lincoln National Variable Annuity Account C

We have audited the accompanying statement of assets and liability of Lincoln National Variable Annuity Account C (Variable Account) as of December 31, 1996, and the related statement of operations for the year then ended, and the statement of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Lincoln National Variable Annuity Account C at December 31, 1996, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles.
Fort Wayne, Indiana
March 18, 1997

                           PART C--OTHER INFORMATION

Item 24.
--------


(a)  LIST OF FINANCIAL STATEMENTS

     (1) Part A The Table of Condensed Financial Information is included in Part A of this Registration Statement.

     (2)  Part B
          The following financial statements of Account C are included in the
          SAI:

          Statement of Assets and Liability -- December 31, 1996 Statement of Operations -- Year ended December 31, 1996 Statements of Changes in Net Assets -- Years ended
                 December 31, 1996 and 1995
          Note to Financial Statements -- December 31, 1996 Report of Ernst & Young LLP, Independent Auditors

     (3)  Part B

          The following GAAP Consolidated Financial Statements and Schedules of Lincoln National Life Insurance Company are included in the SAI:


          Consolidated Balanced Sheets -- December 31, 1995 and 1994 Consolidated Statements of Income -- Years Ended
                 December 31, 1995, 1994 and 1993
          Consolidated Statements of Shareholder's Equity -- Years Ended
                 December 31, 1995, 1994 and 1993
          Consolidated Statements of Cash Flows -- Years Ended
                 December 31, 1995, 1994 and 1993
          Notes to Consolidated Financial Statements -- December 31, 1995
          Schedule I -- Summary of Investments -- Other than Investments
                 In Related Parties -- December 31, 1995
          Schedule III -- Supplementary Insurance Information -- Years Ended December 31, 1995, 1994 and 1993
          Schedule IV -- Reinsurance -- Years Ended December 31, 1995, 1994 and 1993
          Schedule V -- Valuation and Qualifying Accounts -- Years Ended December 31, 1995, 1994 and 1993
          Report of Ernst & Young LLP, Independent Auditors

          The following Statutory Financial Statements and Schedules of Lincoln National Life Insurance Company are included in the SAI:


          Balance Sheets -- Statutory Basis -- Years ended
                 December 31, 1996 and 1995
          Statements of Income -- Statutory Basis -- Years ended
                 December 31, 1996, 1995 and 1994
          Statements of Capital and Surplus -- Statutory Basis --
                 Years ended December 31, 1996, 1995 and 1994
          Notes to Financial Statements -- December 31, 1996
          Supplemental Schedule of Selected Statutory Basis
                 Financial Data -- December 31, 1996
          Report of Ernst & Young LLP, Independent Auditors


24 (b)   LIST OF EXHIBITS

         (4) Variable Annuity Contract
                (a) Multi Fund - Single Premium Contract*
                (b) Multi Fund 1 - Periodic*
                (c) Multi Fund 2 - Flexible**
                (d) Multi Fund 3 - Flexible**
                (e) Multi Fund 4 - Flexible

























                (f) Contract Rider - Multi Fund 2 & Multi Fund 3***
                (g) Contract Rider - Multi Fund 4***

         (5)    (a) Deferred Annuity Application
                (b) 403(b) Annuity Application

         (8) Services Agreement between Delaware Management Holdings, Inc., Delaware Service Company, Inc. and Lincoln National Life Insurance Company dated 8/29/96.***

         (9) Opinion and Consent of Jeremy Sachs, Senior Counsel

        (10) Opinion and Consent of Ernst & Young LLP, Independent Auditors

        (13) Schedule of Computation.***

        (14) Financial Data Schedule

        (15)    (a) Organizational Chart of Lincoln National Life Insurance
                    Holding Company System***
                (b) Memorandum Concerning Books and Records

*  Filed with registration statement in 1981.
** Previously filed with registration statement.
***Incorporated by reference to post-effective amendment No. 13 filed on February 28, 1997.

Item 25.
--------

                    DIRECTORS AND OFFICERS OF THE DEPOSITOR

                             Positions and Offices with Lincoln National
Name                         Life Insurance Company
----                         ----------------------
Ian M. Rolland**             Director
Jon A. Boscia*               President, Chief Executive Officer and Director
Carolyn P. Brody*            Vice President
Thomas L. Clagg*             Vice President and Associate General Counsel
Kelly D. Clevenger*          Vice President
Jeffrey K. Dellinger*        Vice President
Jack D. Hunter**             Executive Vice President and General Counsel
Donald E. Keller*            Vice President
H. Thomas Mc Meekin**        Director
Reed P. Miller*              Vice President
Stephen H. Lewis*            Senior Vice President
Lawrence T. Rowland***       Executive Vice President
Keith J. Ryan*               Vice President, Asst. Treasurer and Chief Financial Officer
Richard C. Vaughan**         Director
Roy V. Washington*           Vice President
Janet C. Whitney**           Vice President and Treasurer
C. Suzanne Womack**          Assistant Vice President and Secretary
O. Douglas Worthington*      Vice President, Controller and Assistant Treasurer

* Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802.

** Principal business address is 200 East Berry Street, Fort Wayne, Indiana 46802-2706.

*** Principal business address is 1700 Magnavox Way, One Reinsurance Place, Fort
    Wayne, Indiana 46804.

Item 26.
--------

                    PERSONS CONTROLLED BY OR UNDER COMMON
                   CONTROL WITH THE DEPOSITOR OR REGISTRANT

     See Exhibit 15(a): The Organizational Chart of The Lincoln National Insurance Holding Company System is hereby incorporated herein by this reference.

Item 27.
--------

                           NUMBER OF CONTRACT OWNERS

     As of February 28, 1997, there were 452,265 Contract Owners under Account
C.

Item 28.
--------

                         INDEMNIFICATION--UNDERTAKING

     (a) Brief description of indemnification provisions.

         In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (LNL) provides that LNL will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of LNL, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, LNL. Certain additional conditions apply to indemnification in criminal proceedings.

         In particular, separate conditions govern indemnification of directors, officers, and employees of LNL in connection with suits by, or in the rights of, LNL.

         Please refer to Article VII of the By-Laws of LNL (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

     (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.
--------

                             PRINCIPAL UNDERWRITER

     (a) Lincoln National Variable Annuity Fund A (Group); Lincoln National Variable Annuity Fund A (Individual); Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Accounts 50 and 51;

     (b) See Item 25.

     (c) Commissions and Other Compensation Received by Lincoln National Life Insurance Company from Account C during the fiscal year which ended December 31, 1996:

       (1)                 (2)              (3)          (4)           (5)
                     Net Underwriting
Name of Principal     Discounts and    Compensation   Brokerage
   Underwriter         Commissions     on Redemption  Commissions  Compensation
-----------------    ----------------  -------------  -----------  ------------

The Lincoln National
Life Insurance                                   a                            b
Company                   None         $7,757,400         None     $55,971,371

Notes:

     (a) These figures represent compensation received by Lincoln National Life Insurance Company for surrender, withdrawal and contract charges. See Charges and other deductions, in the Prospectus.

     (b) These figures represent compensation received by Lincoln National Life Insurance Company for mortality and expense guarantees. See Charges and other deductions, in the Prospectus.

Item 30.
--------

                       LOCATION OF ACCOUNTS AND RECORDS

     Exhibit 15(b) is hereby expressly incorporated herein by this reference.


Item 31.
--------


Item 32.  Undertakings
--------

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post cared or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

(d) The Lincoln National Life Insurance company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company.

Item 33.
--------

     (Additional Item) - Undertaking Concerning the Texas Optional Retirement Program

     Refer to the initial Registration Statement.

Item 34.
--------

     (Additional Item) - Undertaking Concerning Withdrawal Restrictions on IRC
Section 403(b) Plan Participants

     Refer to the initial Registration Statement.

                                 EXHIBIT INDEX

     (4) Variable Annuity Contract
             (a)  Multi Fund - Single Premium Contract*
             (b)  Multi Fund 1 - Periodic*
             (c)  Multi Fund 2 - Flexible**

             (d)  Multi Fund 3 - Flexible**
             (e)  Multi Fund 4 - Flexible
             (f)  Contract Rider - Multi Fund 2 & Multi Fund 3***
             (g)  Contract Rider - Multi Fund 4***

     (5)     (a)  Deferred Annuity Application
             (b)  403(b) Annuity Application

     (8) Services Agreement between Delaware Management Holdings, Inc., Delaware Service Company, Inc. and Lincoln National Life Insurance Company dated 8/29/96.***

     (9)     Opinion and Consent of Jeremy Sachs, Senior Counsel

     (10)    Opinion and Consent of Ernst & Young LLP, Independent Auditors

     (13)    Schedule of Computation.***


     (14)    Financial Data Schedule

     (15)

             (a) Organizational Chart of The Lincoln National Life Insurance Holding Company System***
             (b)  Memorandum Concerning Books and Records


*Filed with registration statement in 1981.

**Previously filed with registration statement.
***Incorporated by reference to post-effective amendment No. 13 filed on February 28, 1997.